MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2010 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the current prospectuses.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you'll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2011

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery -- including who can participate and what you can receive via eDelivery -- please log on to www.newyorklife.com/vsc.

SMRU # 438123CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account - III
Financial Statements....................................................      3
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     26
Notes to Financial Statements...........................................     40
Report of Independent Registered Public Accounting Firm.................    124


THE 2010 ANNUAL REPORT FOR THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL AND SERVICE CLASSES
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL AND SERVICE CLASSES
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL AND SERVICE CLASSES
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL AND SERVICE CLASSES
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL AND SERVICE CLASSES MAINSTAY VP ICAP SELECT EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP INCOME BUILDER - INITIAL AND SERVICE CLASSES
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP LARGE CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP CORE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION -  SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL AND SERVICE CLASSES
MAINSTAY VP U.S. SMALL CAP - INITIAL AND
SERVICE CLASSES

THE 2010 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER SMALL CAP GROWTH - CLASS I-2 AND CLASS S SHARES (CLOSED TO NEW INVESTORS) CALVERT VP SRI BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL AND SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - INSTITUTIONAL AND SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL AND SERVICE SHARES
MFS(R) INVESTORS TRUST SERIES - INITIAL AND SERVICE CLASSES
MFS(R) RESEARCH SERIES - INITIAL AND SERVICE CLASSES
MFS(R) UTILITIES SERIES - INITIAL AND SERVICE CLASSES
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS I AND CLASS S
PIMCO REAL RETURN PORTFOLIO - ADVISOR CLASS
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO AND PORTFOLIO II
UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS I AND CLASS II
VAN ECK VIP GLOBAL HARD ASSETS
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*

SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*

SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*

SERIES VII POLICIES:      New York Life Complete Access Variable Annuity

SERIES VIII POLICIES:     New York Life Premier Variable Annuity

SERIES IX POLICIES:       New York Life Premier Plus Variable Annuity



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010






                                                    MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                      BOND--               CASH        COMMON STOCK--
                                                   INITIAL CLASS        MANAGEMENT      INITIAL CLASS
                                                  ---------------------------------------------------

ASSETS:
  Investment, at net asset value...............    $124,868,214        $234,554,900     $106,006,231
  Dividends due and accrued....................              --               1,865               --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....         (74,019)            527,365          (34,634)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........           4,561              27,308            3,741
     Administrative charges....................             401               1,849              403
                                                   ------------        ------------     ------------
       Total net assets........................    $124,789,233        $235,054,973     $105,967,453
                                                   ============        ============     ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................    $ 82,426,095        $ 84,819,366     $ 88,485,945
     Series II Policies........................         546,293           8,586,149          253,483
     Series III Policies.......................      30,948,792          52,845,550       12,257,737
     Series IV Policies........................      10,707,882          49,613,009        4,942,942
     Series V Policies.........................         160,171           2,353,100           27,346
     Series VI Policies........................              --          27,006,249               --
     Series VII Policies.......................              --           2,532,680               --
     Series VIII Policies......................              --           3,069,810               --
     Series IX Policies........................              --           4,229,060               --
                                                   ------------        ------------     ------------
       Total net assets........................    $124,789,233        $235,054,973     $105,967,453
                                                   ============        ============     ============

     Series I variable accumulation unit
       value...................................    $      20.20        $       1.33     $      23.63
                                                   ============        ============     ============
     Series II variable accumulation unit
       value...................................    $      16.25        $       1.08     $       8.17
                                                   ============        ============     ============
     Series III variable accumulation unit
       value...................................    $      15.87        $       1.07     $       8.19
                                                   ============        ============     ============
     Series IV variable accumulation unit
       value...................................    $      14.32        $       1.04     $      11.66
                                                   ============        ============     ============
     Series V variable accumulation unit
       value...................................    $      13.55        $       1.01     $      12.81
                                                   ============        ============     ============
     Series VI variable accumulation unit
       value...................................    $         --        $       1.02     $         --
                                                   ============        ============     ============
     Series VII variable accumulation unit
       value...................................    $         --        $       9.77     $         --
                                                   ============        ============     ============
     Series VIII variable accumulation unit
       value...................................    $         --        $       9.82     $         --
                                                   ============        ============     ============
     Series IX variable accumulation unit
       value...................................    $         --        $       9.77     $         --
                                                   ============        ============     ============

Identified Cost of Investment..................    $118,185,658        $234,577,361     $118,431,410
                                                   ============        ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                                                  MAINSTAY VP         MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP          HIGH YIELD         ICAP SELECT         MAINSTAY VP
        CONVERTIBLE--      GOVERNMENT--     GROWTH EQUITY--     CORPORATE BOND--        EQUITY--        INCOME BUILDER--
        INITIAL CLASS      INITIAL CLASS     INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------


         $118,040,010       $93,483,846       $119,462,379        $391,367,651        $213,890,482        $86,284,192
                   --                --                 --                  --                  --                 --

              (33,315)          (15,219)           (31,416)            (34,551)           (104,622)           (16,566)



                4,295             3,421              4,162              14,159               7,744              3,032
                  397               298                479               1,320                 721                333
         ------------       -----------       ------------        ------------        ------------        -----------
         $118,002,003       $93,464,908       $119,426,322        $391,317,621        $213,777,395        $86,264,261
         ============       ===========       ============        ============        ============        ===========



         $ 81,390,276       $60,356,119       $106,505,762        $284,463,647        $149,402,154        $74,354,141
              939,725           559,230             96,944           2,447,968           1,250,951             99,697
           25,782,244        24,217,550          8,829,445          78,636,074          45,923,707          8,424,832
            9,828,662         8,258,742          3,986,424          25,423,934          17,034,095          3,374,617
               61,096            73,267              7,747             345,998             166,488             10,974
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
         ------------       -----------       ------------        ------------        ------------        -----------
         $118,002,003       $93,464,908       $119,426,322        $391,317,621        $213,777,395        $86,264,261
         ============       ===========       ============        ============        ============        ===========

         $      24.69       $     18.99       $      17.98        $      30.08        $      13.19        $     21.31
         ============       ===========       ============        ============        ============        ===========
         $      13.81       $     14.95       $       6.68        $      18.88        $      12.09        $      9.70
         ============       ===========       ============        ============        ============        ===========
         $      13.17       $     14.73       $       6.08        $      18.48        $      11.89        $      9.26
         ============       ===========       ============        ============        ============        ===========
         $      16.35       $     13.45       $      10.30        $      19.07        $      13.00        $     12.85
         ============       ===========       ============        ============        ============        ===========
         $      17.70       $     12.76       $      12.29        $      19.62        $      16.66        $     14.17
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========

         $ 99,566,924       $91,698,415       $109,183,795        $371,402,074        $212,064,093        $89,274,426
         ============       ===========       ============        ============        ============        ===========


         MAINSTAY VP
        INTERNATIONAL
           EQUITY--
        INITIAL CLASS
-----------------------


         $58,730,547
                  --

             (39,012)



               2,143
                 190
         -----------
         $58,689,202
         ===========



         $38,656,637
             600,677
          14,195,899
           5,205,984
              30,005
                  --
                  --
                  --
                  --
         -----------
         $58,689,202
         ===========

         $     23.03
         ===========
         $     13.91
         ===========
         $     13.90
         ===========
         $     16.59
         ===========
         $     17.84
         ===========
         $        --
         ===========
         $        --
         ===========
         $        --
         ===========
         $        --
         ===========

         $68,900,293
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010


                                                      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                       LARGE CAP           MID CAP            S&P 500
                                                       GROWTH--            CORE--             INDEX--
                                                     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                    ----------------------------------------------------

ASSETS:
  Investment, at net asset value.................     $48,874,149        $78,546,685       $221,440,297
  Dividends due and accrued......................              --                 --                 --
  Net receivable from (payable to) New York Life
     Insurance and Annuity Corporation...........           4,225            (27,214)           (69,869)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges..........           1,749              2,891              7,849
     Administrative charges......................             179                256                825
                                                      -----------        -----------       ------------
       Total net assets..........................     $48,876,446        $78,516,324       $221,361,754
                                                      ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies...........................     $37,634,141        $49,458,615       $179,951,394
     Series II Policies..........................         351,085            276,864            556,769
     Series III Policies.........................       7,629,107         20,081,677         29,161,693
     Series IV Policies..........................       3,182,767          8,660,380         11,639,220
     Series V Policies...........................          79,346             38,788             52,678
     Series VI Policies..........................              --                 --                 --
     Series VII Policies.........................              --                 --                 --
     Series VIII Policies........................              --                 --                 --
     Series IX Policies..........................              --                 --                 --
                                                      -----------        -----------       ------------
       Total net assets..........................     $48,876,446        $78,516,324       $221,361,754
                                                      ===========        ===========       ============
     Series I variable accumulation unit value...     $     14.90        $     16.26       $      24.13
                                                      ===========        ===========       ============
     Series II variable accumulation unit value..     $      8.25        $     17.36       $       9.06
                                                      ===========        ===========       ============
     Series III variable accumulation unit
       value.....................................     $      7.02        $     16.64       $       8.78
                                                      ===========        ===========       ============
     Series IV variable accumulation unit value..     $     11.89        $     16.43       $      12.02
                                                      ===========        ===========       ============
     Series V variable accumulation unit value...     $     14.02        $     18.94       $      13.96
                                                      ===========        ===========       ============
     Series VI variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VIII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series IX variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============

Identified Cost of Investment....................     $38,565,878        $63,363,914       $203,104,878
                                                      ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                 DREYFUS IP                           FIDELITY(R) VIP
         MAINSTAY VP        ALGER SMALL       CALVERT VP         TECHNOLOGY       FIDELITY(R) VIP         EQUITY-
      U.S. SMALL CAP--     CAP GROWTH--      SRI BALANCED         GROWTH--        CONTRAFUND(R)--        INCOME--
        INITIAL CLASS    CLASS I-2 SHARES      PORTFOLIO       INITIAL SHARES      INITIAL CLASS       INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


         $37,238,169        $38,648,908       $27,016,655        $18,950,140        $205,129,923       $ 85,243,358
                  --                 --                --                 --                  --                 --

             (44,196)            (6,041)           (9,732)             2,578             (99,770)           (27,360)




               1,384              1,387             1,016                714               7,335              3,072
                 118                142                85                 55                 739                295
         -----------        -----------       -----------        -----------        ------------       ------------
         $37,192,471        $38,641,338       $27,005,822        $18,951,949        $205,022,079       $ 85,212,631
         ===========        ===========       ===========        ===========        ============       ============



         $22,449,140        $30,483,485       $13,576,473        $10,692,986        $158,348,898       $ 63,197,528
             211,714            191,262           129,243             84,955           1,127,704            319,245
          10,452,527          6,152,321         5,096,146          6,335,842          33,068,473         16,591,405
           4,051,764          1,763,551         4,051,138          1,703,705          12,252,100          4,988,279
              27,326             50,719           627,292            134,461             224,904            116,174
                  --                 --         2,082,466                 --                  --                 --
                  --                 --            46,819                 --                  --                 --
                  --                 --           744,940                 --                  --                 --
                  --                 --           651,305                 --                  --                 --
         -----------        -----------       -----------        -----------        ------------       ------------
         $37,192,471        $38,641,338       $27,005,822        $18,951,949        $205,022,079       $ 85,212,631
         ===========        ===========       ===========        ===========        ============       ============
         $     12.72        $     14.60       $     18.70        $     11.93        $      27.12       $      18.04
         ===========        ===========       ===========        ===========        ============       ============
         $     12.06        $     10.12       $      9.64        $     14.39        $      14.10       $      11.63
         ===========        ===========       ===========        ===========        ============       ============
         $     12.08        $      9.36       $      9.33        $     11.95        $      13.50       $      11.41
         ===========        ===========       ===========        ===========        ============       ============
         $     16.12        $     19.37       $     12.09        $     14.47        $      16.01       $      11.72
         ===========        ===========       ===========        ===========        ============       ============
         $     19.52        $     22.17       $     12.79        $     18.71        $      18.51       $      11.47
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.78        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.09        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.21        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.08        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============

         $27,745,834        $24,278,348       $28,606,558        $13,889,877        $227,866,028       $103,658,143
         ===========        ===========       ===========        ===========        ============       ============


          JANUS ASPEN
           BALANCED
          PORTFOLIO--
         INSTITUTIONAL
            SHARES
------------------------


         $262,039,763
                   --

              (55,393)




                9,294
                  975
         ------------
         $261,974,101
         ============



         $206,940,159
            1,052,530
           36,989,855
           16,831,949
              159,608
                   --
                   --
                   --
                   --
         ------------
         $261,974,101
         ============
         $      28.62
         ============
         $      14.68
         ============
         $      13.78
         ============
         $      15.37
         ============
         $      15.50
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============

         $222,817,004
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010





                                                    JANUS ASPEN
                                                     WORLDWIDE
                                                    PORTFOLIO--      MFS(R) INVESTORS    MFS(R) RESEARCH
                                                   INSTITUTIONAL      TRUST SERIES--         SERIES--
                                                      SHARES           INITIAL CLASS      INITIAL CLASS
                                                  ------------------------------------------------------

ASSETS:
  Investment, at net asset value...............     $87,337,129         $10,890,245        $13,319,223
  Dividends due and accrued....................              --                  --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....         (15,898)             (6,887)            (4,475)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........           3,045                 393                478
     Administrative charges....................             350                  37                 47
                                                    -----------         -----------        -----------
       Total net assets........................     $87,317,836         $10,882,928        $13,314,223
                                                    ===========         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $76,997,043         $ 7,974,380        $10,340,693
     Series II Policies........................         147,515             188,342            137,044
     Series III Policies.......................       7,162,639           2,027,059          2,274,771
     Series IV Policies........................       2,981,239             679,791            553,729
     Series V Policies.........................          29,400              13,356              7,986
     Series VI Policies........................              --                  --                 --
     Series VII Policies.......................              --                  --                 --
     Series VIII Policies......................              --                  --                 --
     Series IX Policies........................              --                  --                 --
                                                    -----------         -----------        -----------
       Total net assets........................     $87,317,836         $10,882,928        $13,314,223
                                                    ===========         ===========        ===========
     Series I variable accumulation unit
       value...................................     $     16.90         $     10.84        $     12.10
                                                    ===========         ===========        ===========
     Series II variable accumulation unit
       value...................................     $      7.13         $      9.52        $      8.49
                                                    ===========         ===========        ===========
     Series III variable accumulation unit
       value...................................     $      6.52         $      9.33        $      8.10
                                                    ===========         ===========        ===========
     Series IV variable accumulation unit
       value...................................     $     10.91         $     12.43        $     13.23
                                                    ===========         ===========        ===========
     Series V variable accumulation unit
       value...................................     $     13.50         $     15.36        $     15.68
                                                    ===========         ===========        ===========
     Series VI variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series VII variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series VIII variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series IX variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========

Identified Cost of Investment..................     $87,155,076         $ 9,667,497        $10,047,063
                                                    ===========         ===========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                              NEUBERGER
                             BERMAN AMT
                               MID-CAP             ROYCE             ROYCE                             UIF EMERGING
      MFS(R) UTILITIES         GROWTH            MICRO-CAP         SMALL-CAP       T. ROWE PRICE      MARKETS EQUITY
          SERIES--           PORTFOLIO--        PORTFOLIO--       PORTFOLIO--      EQUITY INCOME        PORTFOLIO--
        INITIAL CLASS          CLASS I       INVESTMENT CLASS  INVESTMENT CLASS      PORTFOLIO            CLASS I
-----------------------------------------------------------------------------------------------------------------------


         $2,575,020          $3,035,706         $92,806,330       $67,216,988       $88,858,944         $69,025,144
                 --                  --                  --                --                --                  --


               (239)               (985)             32,456           (57,770)          (45,197)             (8,823)



                103                 119               3,619             2,626             3,276               2,491
                  5                   7                 247               186               278                 236
         ----------          ----------         -----------       -----------       -----------         -----------
         $2,574,673          $3,034,595         $92,834,920       $67,156,406       $88,810,193         $69,013,594
         ==========          ==========         ===========       ===========       ===========         ===========



         $1,193,114          $1,201,234         $28,223,947       $20,250,724       $56,833,645         $49,169,944
             24,972              12,768           1,872,145         2,016,707           611,053             386,139
          1,264,817           1,445,769          16,690,190        10,516,202        24,145,695          14,422,625
             62,808             346,523          23,679,058        18,723,767         7,094,777           4,965,793
             28,962              28,301           1,126,471           794,947           125,023              69,093
                 --                  --          15,241,442         9,989,918                --                  --
                 --                  --             694,143           994,351                --                  --
                 --                  --           2,799,599         2,013,611                --                  --
                 --                  --           2,507,925         1,856,179                --                  --
         ----------          ----------         -----------       -----------       -----------         -----------
         $2,574,673          $3,034,595         $92,834,920       $67,156,406       $88,810,193         $69,013,594
         ==========          ==========         ===========       ===========       ===========         ===========
         $    19.71          $    13.76         $     16.63       $     13.97       $     15.04         $     26.39
         ==========          ==========         ===========       ===========       ===========         ===========
         $    22.99          $    14.05         $     16.65       $     13.11       $     14.21         $     18.87
         ==========          ==========         ===========       ===========       ===========         ===========
         $    18.31          $    14.08         $     16.30       $     13.40       $     13.87         $     21.83
         ==========          ==========         ===========       ===========       ===========         ===========
         $    29.74          $    19.75         $     16.16       $     13.69       $     12.44         $     29.22
         ==========          ==========         ===========       ===========       ===========         ===========
         $    25.91          $    18.61         $     15.61       $     12.79       $     12.32         $     36.56
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     16.11       $     13.37       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.17       $     13.03       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.36       $     13.38       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.25       $     13.44       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========

         $2,707,377          $2,335,018         $74,515,810       $56,428,552       $97,831,581         $65,279,694
         ==========          ==========         ===========       ===========       ===========         ===========


          VAN ECK
        VIP GLOBAL
        HARD ASSETS
--------------------


       $423,775,373
                 --


             27,611



             16,463
              1,120
       ------------
       $423,785,401
       ============


       $142,310,323
          9,092,477
         92,890,130
         96,587,790
          4,564,917
         63,667,487
          2,255,198
          6,834,565
          5,582,514
       ------------
       $423,785,401
       ============
       $      43.04
       ============
       $      42.26
       ============
       $      42.68
       ============
       $      40.61
       ============
       $      49.98
       ============
       $      44.30
       ============
       $      15.41
       ============
       $      14.30
       ============
       $      14.32
       ============

       $349,513,184
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                                                                              MAINSTAY VP
                                                    MAINSTAY VP          MAINSTAY VP            COMMON
                                                    BALANCED--             BOND--               STOCK--
                                                   SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                  --------------------------------------------------------

ASSETS:
  Investments, at net asset value..............     $89,172,206         $180,643,771          $43,377,225
  Dividends due and accrued....................              --                   --                   --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....        (143,162)              51,201               (1,767)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges........           3,515                7,251                1,705
     Administrative charges....................             225                  395                  116
                                                    -----------         ------------          -----------
       Total net assets........................     $89,025,304         $180,687,326          $43,373,637
                                                    ===========         ============          ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $28,123,936         $ 29,476,324          $ 9,715,652
     Series II Policies........................       2,186,747            7,038,990              776,750
     Series III Policies.......................      20,460,116           39,003,884            9,071,027
     Series IV Policies........................      18,943,628           50,266,676           14,830,523
     Series V Policies.........................       1,181,848            4,370,758              354,458
     Series VI Policies........................      15,612,074           32,838,374            8,065,673
     Series VII Policies.......................         377,414            4,019,893              101,798
     Series VIII Policies......................         836,455            7,306,270              303,651
     Series IX Policies........................       1,303,086            6,366,157              154,105
                                                    -----------         ------------          -----------
       Total net assets........................     $89,025,304         $180,687,326          $43,373,637
                                                    ===========         ============          ===========

     Series I variable accumulation unit
       value...................................     $     11.51         $      12.61          $     13.02
                                                    ===========         ============          ===========
     Series II variable accumulation unit
       value...................................     $     11.38         $      12.34          $     10.34
                                                    ===========         ============          ===========
     Series III variable accumulation unit
       value...................................     $     11.39         $      12.43          $     12.77
                                                    ===========         ============          ===========
     Series IV variable accumulation unit
       value...................................     $     11.48         $      12.57          $     12.97
                                                    ===========         ============          ===========
     Series V variable accumulation unit
       value...................................     $     11.26         $      12.11          $     12.53
                                                    ===========         ============          ===========
     Series VI variable accumulation unit
       value...................................     $     11.29         $      12.28          $     12.68
                                                    ===========         ============          ===========
     Series VII variable accumulation unit
       value...................................     $     11.10         $      10.84          $     11.92
                                                    ===========         ============          ===========
     Series VIII variable accumulation unit
       value...................................     $     11.89         $      10.84          $     12.42
                                                    ===========         ============          ===========
     Series IX variable accumulation unit
       value...................................     $     11.91         $      10.78          $     11.87
                                                    ===========         ============          ===========

Identified Cost of Investment..................     $88,150,033         $176,057,629          $51,345,961
                                                    ===========         ============          ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









         MAINSTAY VP                                                               MAINSTAY VP
         CONSERVATIVE       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP           GROWTH            MAINSTAY VP
         ALLOCATION--      CONVERTIBLE--   FLOATING RATE--     GOVERNMENT--        ALLOCATION--       GROWTH EQUITY--
        SERVICE CLASS      SERVICE CLASS    SERVICE CLASS      SERVICE CLASS      SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------


         $230,059,873      $180,058,089      $228,058,366      $127,004,458        $96,217,712          $35,663,825
                   --                --           840,022                --                 --                   --

              (36,590)          (15,235)           15,191           (53,837)            15,383              101,990



                9,118             7,271             9,075             5,022              3,656                1,418
                  524               392               527               300                299                   87
         ------------      ------------      ------------      ------------        -----------          -----------
         $230,013,641      $180,035,191      $228,903,977      $126,945,299        $96,229,140          $35,764,310
         ============      ============      ============      ============        ===========          ===========



         $ 63,036,553      $ 32,172,282      $ 53,936,957      $ 25,310,153        $40,003,881          $10,083,167
           14,017,821         6,407,141        11,836,364         6,166,412          1,763,807              629,617
           45,013,410        38,481,046        44,584,057        26,703,928         14,754,032            9,746,761
           48,349,808        48,252,772        59,716,525        37,270,250         21,848,638            7,782,722
            3,225,297         2,851,900         3,106,900         1,669,972            686,275              227,942
           36,357,098        38,122,108        36,261,272        19,669,124         13,130,463            6,755,429
            3,225,236         2,529,887         5,326,420         2,924,428            221,015               72,221
            8,184,866         5,944,268         8,010,013         3,665,461          2,006,900              222,806
            8,603,552         5,273,787         6,125,469         3,565,571          1,814,129              243,645
         ------------      ------------      ------------      ------------        -----------          -----------
         $230,013,641      $180,035,191      $228,903,977      $126,945,299        $96,229,140          $35,764,310
         ============      ============      ============      ============        ===========          ===========

         $      11.99      $      15.87      $      11.27      $      11.98        $     10.53          $     12.11
         ============      ============      ============      ============        ===========          ===========
         $      11.87      $      13.85      $      11.23      $      12.00        $     10.14          $     10.84
         ============      ============      ============      ============        ===========          ===========
         $      11.87      $      15.70      $      11.14      $      11.75        $     10.23          $     12.07
         ============      ============      ============      ============        ===========          ===========
         $      11.88      $      15.73      $      11.24      $      11.95        $     10.50          $     12.06
         ============      ============      ============      ============        ===========          ===========
         $      11.70      $      15.26      $      11.19      $      11.60        $     10.05          $     11.55
         ============      ============      ============      ============        ===========          ===========
         $      11.68      $      15.28      $      11.10      $      11.67        $     10.08          $     11.79
         ============      ============      ============      ============        ===========          ===========
         $      11.68      $      13.06      $      10.96      $      10.32        $     12.14          $     12.41
         ============      ============      ============      ============        ===========          ===========
         $      11.72      $      13.05      $      11.03      $      10.44        $     12.76          $     12.18
         ============      ============      ============      ============        ===========          ===========
         $      11.63      $      13.22      $      10.94      $      10.38        $     12.39          $     12.28
         ============      ============      ============      ============        ===========          ===========

         $211,880,621      $157,837,833      $218,769,235      $127,487,043        $96,224,396          $31,908,591
         ============      ============      ============      ============        ===========          ===========


         MAINSTAY VP
          HIGH YIELD
          CORPORATE
            BOND--
        SERVICE CLASS
-----------------------


         $688,214,566
                   --

              495,501



               27,907
                1,414
         ------------
         $688,680,746
         ============



         $111,571,470
           25,640,219
          169,272,150
          175,842,057
           13,015,697
          131,848,956
           11,269,879
           20,910,061
           29,310,257
         ------------
         $688,680,746
         ============

         $      16.51
         ============
         $      13.17
         ============
         $      16.19
         ============
         $      16.54
         ============
         $      15.94
         ============
         $      16.08
         ============
         $      12.27
         ============
         $      12.14
         ============
         $      12.07
         ============

         $660,525,670
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                           ICAP SELECT             INCOME             INTERNATIONAL
                                            EQUITY--              BUILDER--             EQUITY--
                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                         ----------------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $291,744,741           $41,269,534          $159,803,934
  Dividends due and accrued...........              --                    --                    --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          55,305                67,208               (21,575)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          11,561                 1,660                 6,304
     Administrative charges...........             720                    92                   407
                                          ------------           -----------          ------------
       Total net assets...............    $291,787,765           $41,334,990          $159,775,648
                                          ============           ===========          ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................    $ 64,536,421           $ 9,991,054          $ 35,207,026
     Series II Policies...............       7,050,632             1,249,862             4,166,986
     Series III Policies..............      64,482,158            11,613,083            31,910,032
     Series IV Policies...............      84,825,267             8,384,780            48,300,246
     Series V Policies................       3,491,093               442,954             2,653,224
     Series VI Policies...............      57,035,596             7,700,290            30,562,096
     Series VII Policies..............       2,018,937               355,134             1,130,992
     Series VIII Policies.............       4,506,137               685,420             3,305,845
     Series IX Policies...............       3,841,524               912,413             2,539,201
                                          ------------           -----------          ------------
       Total net assets...............    $291,787,765           $41,334,990          $159,775,648
                                          ============           ===========          ============

     Series I variable accumulation
       unit value.....................    $      14.41           $     13.21          $      17.00
                                          ============           ===========          ============
     Series II variable accumulation
       unit value.....................    $      11.70           $     11.78          $      12.68
                                          ============           ===========          ============
     Series III variable accumulation
       unit value.....................    $      14.17           $     13.00          $      16.49
                                          ============           ===========          ============
     Series IV variable accumulation
       unit value.....................    $      14.32           $     13.31          $      16.74
                                          ============           ===========          ============
     Series V variable accumulation
       unit value.....................    $      13.82           $     12.61          $      15.83
                                          ============           ===========          ============
     Series VI variable accumulation
       unit value.....................    $      14.01           $     12.68          $      16.08
                                          ============           ===========          ============
     Series VII variable accumulation
       unit value.....................    $      12.84           $     11.89          $      11.24
                                          ============           ===========          ============
     Series VIII variable accumulation
       unit value.....................    $      12.56           $     11.85          $      11.37
                                          ============           ===========          ============
     Series IX variable accumulation
       unit value.....................    $      12.48           $     12.25          $      11.33
                                          ============           ===========          ============

Identified Cost of Investment.........    $276,456,856           $43,651,090          $188,462,167
                                          ============           ===========          ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                     MAINSTAY VP
         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           MODERATE          MAINSTAY VP
          LARGE CAP            MID CAP             MODERATE             GROWTH             S&P 500            MAINSTAY VP
           GROWTH--             CORE--           ALLOCATION--        ALLOCATION--          INDEX--          U.S. SMALL CAP--
        SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------


         $79,269,266         $187,709,891        $309,047,573        $253,166,683        $171,146,853         $81,054,937
                  --                   --                  --                  --                  --                  --

             (36,844)             (67,545)             (1,952)            136,228              10,064             (24,857)



               3,157                7,455              12,121               9,721               6,751               3,216
                 196                  486                 766                 718                 449                 214
         -----------         ------------        ------------        ------------        ------------         -----------
         $79,229,069         $187,634,405        $309,032,734        $253,292,472        $171,149,717         $81,026,650
         ===========         ============        ============        ============        ============         ===========




         $15,300,502         $ 45,902,720        $ 91,991,458        $ 95,190,605        $ 43,261,357         $20,858,304
           1,651,775            3,536,469          13,866,487           4,843,191           2,420,050           1,158,641
          15,023,762           42,435,172          64,376,607          38,834,161          42,183,329          18,601,938
          24,784,666           53,531,800          70,848,789          55,161,661          48,425,737          22,714,521
           1,477,693            2,229,345           3,069,988           1,281,697           2,323,045             834,304
          14,899,730           37,183,026          46,015,603          34,704,553          30,257,970          14,951,088
             760,157              393,231           2,031,639             812,662             458,374             668,453
           2,651,122            1,418,542           8,588,599          10,449,221           1,015,935             624,380
           2,679,662            1,004,100           8,243,564          12,014,721             803,920             615,021
         -----------         ------------        ------------        ------------        ------------         -----------
         $79,229,069         $187,634,405        $309,032,734        $253,292,472        $171,149,717         $81,026,650
         ===========         ============        ============        ============        ============         ===========

         $     13.07         $      17.57        $      11.60        $      11.20        $      12.87         $     17.53
         ===========         ============        ============        ============        ============         ===========
         $     13.40         $      12.51        $      11.36        $      10.92        $      10.68         $     14.35
         ===========         ============        ============        ============        ============         ===========
         $     12.86         $      17.21        $      11.35        $      10.93        $      12.62         $     17.05
         ===========         ============        ============        ============        ============         ===========
         $     13.01         $      17.41        $      11.49        $      11.11        $      12.82         $     17.45
         ===========         ============        ============        ============        ============         ===========
         $     12.28         $      17.00        $      11.25        $      10.64        $      12.45         $     16.66
         ===========         ============        ============        ============        ============         ===========
         $     12.71         $      16.92        $      11.27        $      10.86        $      12.53         $     17.30
         ===========         ============        ============        ============        ============         ===========
         $     13.25         $      13.68        $      12.01        $      11.98        $      12.16         $     13.73
         ===========         ============        ============        ============        ============         ===========
         $     13.07         $      13.73        $      11.95        $      12.17        $      12.73         $     13.46
         ===========         ============        ============        ============        ============         ===========
         $     12.90         $      13.94        $      11.92        $      12.21        $      12.57         $     13.60
         ===========         ============        ============        ============        ============         ===========

         $67,065,865         $161,481,910        $288,329,585        $247,778,895        $164,518,994         $62,176,427
         ===========         ============        ============        ============        ============         ===========


        ALGER SMALL
       CAP GROWTH--
      CLASS S SHARES
--------------------


        $39,786,623
                 --
            (15,574)



              1,575
                106
        -----------
        $39,769,368
        ===========




        $ 9,714,401
            328,041
          9,488,404
         12,471,036
            254,107
          7,513,379
                 --
                 --
                 --
        -----------
        $39,769,368
        ===========

        $     20.22
        ===========
        $     14.96
        ===========
        $     19.92
        ===========
        $     20.06
        ===========
        $     19.27
        ===========
        $     19.71
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========

        $32,873,289
        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                 COLUMBIA SMALL
                                                    CAP VALUE        DREYFUS IP
                                                 FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP
                                                    SERIES--          GROWTH--       CONTRAFUND(R)--
                                                     CLASS B       SERVICE SHARES    SERVICE CLASS 2
                                                 ---------------------------------------------------

ASSETS:
  Investments, at net asset value.............     $49,249,920       $48,132,917       $290,463,331
  Dividends due and accrued...................              --                --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation...          12,957            42,053            (60,996)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges.......           1,937             1,890             11,439
     Administrative charges...................             135               130                772
                                                   -----------       -----------       ------------
       Total net assets.......................     $49,260,805       $48,172,950       $290,390,124
                                                   ===========       ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................     $14,958,498       $11,559,103       $ 66,564,624
     Series II Policies.......................       1,627,326         1,142,739          6,339,053
     Series III Policies......................       9,096,127         9,599,430         57,078,307
     Series IV Policies.......................      12,931,232        15,168,014         91,711,793
     Series V Policies........................         900,758           592,624          4,939,834
     Series VI Policies.......................       8,107,415         7,034,000         53,728,668
     Series VII Policies......................         335,390           434,855          1,931,806
     Series VIII Policies.....................         902,406         1,219,888          4,822,029
     Series IX Policies.......................         401,653         1,422,297          3,274,010
                                                   -----------       -----------       ------------
       Total net assets.......................     $49,260,805       $48,172,950       $290,390,124
                                                   ===========       ===========       ============

     Series I variable accumulation unit
       value..................................     $     13.59       $     15.76       $      16.89
                                                   ===========       ===========       ============
     Series II variable accumulation unit
       value..................................     $     13.02       $     14.50       $      12.94
                                                   ===========       ===========       ============
     Series III variable accumulation unit
       value..................................     $     13.37       $     15.42       $      16.51
                                                   ===========       ===========       ============
     Series IV variable accumulation unit
       value..................................     $     13.46       $     15.60       $      17.02
                                                   ===========       ===========       ============
     Series V variable accumulation unit
       value..................................     $     13.12       $     15.11       $      16.07
                                                   ===========       ===========       ============
     Series VI variable accumulation unit
       value..................................     $     13.22       $     15.23       $      16.21
                                                   ===========       ===========       ============
     Series VII variable accumulation unit
       value..................................     $     13.14       $     13.89       $      13.01
                                                   ===========       ===========       ============
     Series VIII variable accumulation unit
       value..................................     $     14.02       $     15.12       $      13.01
                                                   ===========       ===========       ============
     Series IX variable accumulation unit
       value..................................     $     13.18       $     14.89       $      12.87
                                                   ===========       ===========       ============

Identified Cost of Investment.................     $44,347,860       $34,916,020       $330,168,223
                                                   ===========       ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









      FIDELITY(R) VIP                         JANUS ASPEN       JANUS ASPEN
          EQUITY-        FIDELITY(R) VIP       BALANCED          WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
          INCOME--          MID CAP--         PORTFOLIO--       PORTFOLIO--      TRUST SERIES--         SERIES--
      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------


        $117,445,440       $205,069,402      $148,168,440       $34,301,718        $7,629,408          $8,317,943
                  --                 --                --                --                --                  --

              32,042             55,028            43,465            (1,697)               74                (489)

               4,646              7,989             5,865             1,344               299                 327
                 300                564               362                91                20                  22
        ------------       ------------      ------------       -----------        ----------          ----------
        $117,472,536       $205,115,877      $148,205,678       $34,298,586        $7,629,163          $8,317,105
        ============       ============      ============       ===========        ==========          ==========

        $ 27,866,025       $ 67,431,862      $ 32,172,073       $ 9,027,744        $1,812,687          $2,223,833
           2,749,360          4,052,753         4,335,269           852,844            96,270              98,116
          25,965,232         40,448,942        31,847,354         7,549,113         1,986,496           2,025,506
          33,889,302         50,952,275        41,512,857         9,643,862         2,346,391           2,235,379
           1,548,801          2,452,219         2,632,986           407,813            80,872             143,939
          22,777,920         30,024,472        24,312,299         5,340,082         1,205,015           1,474,970
             264,644          1,973,119         1,089,424           323,495                --               6,752
           1,052,072          4,556,450         4,935,458           603,148            71,421              86,471
           1,359,180          3,223,785         5,367,958           550,485            30,011              22,139
        ------------       ------------      ------------       -----------        ----------          ----------
        $117,472,536       $205,115,877      $148,205,678       $34,298,586        $7,629,163          $8,317,105
        ============       ============      ============       ===========        ==========          ==========

        $      12.72       $      21.14      $      15.43       $     13.03        $    13.60          $    14.84
        ============       ============      ============       ===========        ==========          ==========
        $      10.13       $      18.88      $      13.93       $     10.90        $    11.53          $    11.90
        ============       ============      ============       ===========        ==========          ==========
        $      12.38       $      20.78      $      15.29       $     12.76        $    13.50          $    14.53
        ============       ============      ============       ===========        ==========          ==========
        $      12.62       $      21.34      $      15.37       $     12.89        $    13.69          $    14.43
        ============       ============      ============       ===========        ==========          ==========
        $      12.35       $      19.57      $      14.93       $     12.39        $    13.25          $    14.42
        ============       ============      ============       ===========        ==========          ==========
        $      12.32       $      20.92      $      15.04       $     12.39        $    13.29          $    14.62
        ============       ============      ============       ===========        ==========          ==========
        $      12.50       $      14.45      $      11.54       $     12.11        $    10.34          $    12.23
        ============       ============      ============       ===========        ==========          ==========
        $      12.03       $      14.25      $      11.58       $     12.55        $    11.93          $    12.63
        ============       ============      ============       ===========        ==========          ==========
        $      12.35       $      14.09      $      11.50       $     12.23        $    10.81          $    12.73
        ============       ============      ============       ===========        ==========          ==========

        $138,764,549       $186,827,874      $137,018,596       $32,281,616        $7,303,855          $7,457,602
        ============       ============      ============       ===========        ==========          ==========


      MFS(R) UTILITIES
          SERIES--
        SERVICE CLASS
----------------------


        $392,332,851
                  --
            (153,631)



              15,364
               1,034
        ------------
        $392,162,822
        ============



        $129,256,708
          10,528,842
          77,659,958
          87,555,303
           4,607,731
          68,859,885
           2,514,229
           5,942,148
           5,238,018
        ------------
        $392,162,822
        ============

        $      23.28
        ============
        $      20.71
        ============
        $      24.20
        ============
        $      24.56
        ============
        $      23.97
        ============
        $      23.91
        ============
        $      12.45
        ============
        $      12.68
        ============
        $      12.50
        ============

        $423,329,553
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                            NEUBERGER           PIMCO
                                           BERMAN AMT           REAL
                                             MID-CAP           RETURN
                                             GROWTH          PORTFOLIO--      T. ROWE PRICE
                                           PORTFOLIO--         ADVISOR        EQUITY INCOME
                                             CLASS S            CLASS         PORTFOLIO--II
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $30,927,344       $39,378,640      $156,358,254
  Dividends due and accrued...........              --            35,174                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (15,100)           42,528           110,772

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................           1,224             1,558             6,211
     Administrative charges...........              80                84               400
                                           -----------       -----------      ------------
       Total net assets...............     $30,910,940       $39,454,700      $156,462,415
                                           ===========       ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 8,842,506       $ 9,160,965      $ 31,451,534
     Series II Policies...............         454,783         1,257,224         3,051,731
     Series III Policies..............       6,543,525         5,077,953        30,482,831
     Series IV Policies...............       7,736,340         9,684,612        50,751,453
     Series V Policies................         466,024                --         3,140,049
     Series VI Policies...............       5,699,014         6,156,296        32,716,399
     Series VII Policies..............          77,433         2,171,999           654,677
     Series VIII Policies.............         437,160         2,707,465         2,417,706
     Series IX Policies...............         654,155         3,238,186         1,796,035
                                           -----------       -----------      ------------
       Total net assets...............     $30,910,940       $39,454,700      $156,462,415
                                           ===========       ===========      ============

     Series I variable accumulation
       unit value.....................     $     17.40       $     10.30      $      13.51
                                           ===========       ===========      ============
     Series II variable accumulation
       unit value.....................     $     14.74       $     10.29      $      10.93
                                           ===========       ===========      ============
     Series III variable accumulation
       unit value.....................     $     17.26       $     10.28      $      13.28
                                           ===========       ===========      ============
     Series IV variable accumulation
       unit value.....................     $     17.98       $     10.29      $      13.50
                                           ===========       ===========      ============
     Series V variable accumulation
       unit value.....................     $     17.19       $        --      $      13.01
                                           ===========       ===========      ============
     Series VI variable accumulation
       unit value.....................     $     17.32       $     10.27      $      13.14
                                           ===========       ===========      ============
     Series VII variable accumulation
       unit value.....................     $     13.97       $     10.28      $      12.50
                                           ===========       ===========      ============
     Series VIII variable accumulation
       unit value.....................     $     14.89       $     10.30      $      12.31
                                           ===========       ===========      ============
     Series IX variable accumulation
       unit value.....................     $     14.22       $     10.28      $      12.38
                                           ===========       ===========      ============

Identified Cost of Investment.........     $27,416,120       $39,803,074      $170,240,739
                                           ===========       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









           UIF
        EMERGING
         MARKETS        VICTORY VIF
         EQUITY         DIVERSIFIED
       PORTFOLIO--        STOCK--
        CLASS II      CLASS A SHARES
------------------------------------

      $147,686,039     $ 21,436,138
                --               --

           103,428            6,295



             5,825              815
               371               66
      ------------     ------------
      $147,783,271      $21,441,552
      ============     ============


      $ 35,319,276      $ 6,170,725
         3,280,893        1,115,847
        32,078,507        3,051,923
        40,693,354        7,944,160
         1,926,899          487,782
        27,479,120        2,084,770
         1,100,028           89,267
         3,403,192          344,140
         2,502,002          152,938
      ------------     ------------
      $147,783,271      $21,441,552
      ============     ============
      $      34.49      $     12.40
      ============     ============
      $      21.93      $     10.94
      ============     ============
      $      32.75      $     12.13
      ============     ============
      $      34.22      $     12.04
      ============     ============
      $      25.73      $     11.70
      ============     ============
      $      32.52      $     12.01
      ============     ============
      $      14.09      $     11.32
      ============     ============
      $      13.34      $     11.97
      ============     ============
      $      13.41      $     12.17
      ============     ============
      $138,868,581      $21,991,197
      ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                              BOND--           CASH           STOCK--
                                           INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  3,994,238    $      50,874   $  1,650,297
  Mortality and expense risk charges....     (1,751,629)      (3,951,359)    (1,362,331)
  Administrative charges................       (149,930)        (264,961)      (145,756)
                                           ------------    -------------   ------------
       Net investment income (loss).....      2,092,679       (4,165,446)       142,210
                                           ------------    -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     25,954,303      219,300,695     21,163,823
  Cost of investments sold..............    (24,157,267)    (219,303,741)   (27,964,199)
                                           ------------    -------------   ------------
       Net realized gain (loss) on
          investments...................      1,797,036           (3,046)    (6,800,376)
  Realized gain distribution received...      1,660,247               --             --
  Change in unrealized appreciation
     (depreciation) on investments......      2,447,429          (25,441)    17,337,445
                                           ------------    -------------   ------------
       Net gain (loss) on investments...      5,904,712          (28,487)    10,537,069
                                           ------------    -------------   ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  7,997,391    $  (4,193,933)  $ 10,679,279
                                           ============    =============   ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         S&P 500
                                             GROWTH--         CORE--          INDEX--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $    265,458    $  3,809,060
  Mortality and expense risk charges....       (610,720)     (1,030,653)     (2,833,653)
  Administrative charges................        (61,489)        (90,528)       (296,414)
                                            -----------    ------------    ------------
       Net investment income (loss)            (672,209)       (855,723)        678,993
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,194,718      18,953,059      42,970,303
  Cost of investments sold..............     (9,545,627)    (26,483,942)    (50,252,269)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................        649,091      (7,530,883)     (7,281,966)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)  on investments.....      6,143,352      23,262,938      33,105,977
                                            -----------    ------------    ------------
       Net gain (loss) on investments...      6,792,443      15,732,055      25,824,011
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................    $ 6,120,234    $ 14,876,332    $ 26,503,004
                                            ===========    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                        MAINSTAY VP
                                        MAINSTAY VP     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT       INCOME        INTERNATIONAL
       CONVERTIBLE--   GOVERNMENT--      EQUITY--         BOND--         EQUITY--        BUILDER--        EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


       $  3,163,496    $  3,110,743    $    587,573    $ 22,762,603    $  1,722,514    $  2,602,921     $  1,894,665
         (1,511,853)     (1,381,346)     (1,466,880)     (5,215,324)     (2,796,251)     (1,090,766)        (818,403)
           (138,669)       (118,229)       (168,579)       (487,057)       (257,810)       (119,239)         (71,922)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
          1,512,974       1,611,168      (1,047,886)     17,060,222      (1,331,547)      1,392,916        1,004,340
       ------------    ------------    ------------    ------------    ------------    ------------     ------------


         22,246,546      31,073,568      20,064,050      95,788,755      43,197,842      15,579,458       13,696,181
        (19,905,854)    (28,375,138)    (23,208,072)    (98,079,535)    (54,033,018)    (20,924,901)     (16,835,415)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
          2,340,692       2,698,430      (3,144,022)     (2,290,780)    (10,835,176)     (5,345,443)      (3,139,234)
                 --       1,488,802              --              --              --              --               --

         13,048,101      (1,872,255)     15,467,883      26,661,360      43,803,881      14,411,566        3,657,875
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         15,388,793       2,314,977      12,323,861      24,370,580      32,968,705       9,066,123          518,641
       ------------    ------------    ------------    ------------    ------------    ------------     ------------

       $ 16,901,767    $  3,926,145    $ 11,275,975    $ 41,430,802    $ 31,637,158    $ 10,459,039     $  1,522,981
       ============    ============    ============    ============    ============    ============     ============







                           ALGER                                        FIDELITY(R)     FIDELITY(R)      JANUS ASPEN
        MAINSTAY VP      SMALL CAP      CALVERT VP      DREYFUS IP          VIP             VIP           BALANCED
        U.S. SMALL       GROWTH--           SRI         TECHNOLOGY        CONTRA-         EQUITY-        PORTFOLIO--
           CAP--         CLASS I-2       BALANCED        GROWTH--        FUND(R)--       INCOME--       INSTITUTIONAL
       INITIAL CLASS      SHARES         PORTFOLIO    INITIAL SHARES   INITIAL CLASS   INITIAL CLASS       SHARES
----------------------------------------------------------------------------------------------------------------------


       $     18,195     $        --     $   369,124     $        --    $  2,358,657    $  1,466,546     $  7,436,164
           (484,229)       (478,303)       (352,713)       (205,845)     (2,613,326)     (1,127,450)      (3,498,628)
            (40,590)        (48,656)        (30,190)        (16,650)       (261,223)       (106,314)        (362,876)
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
           (506,624)       (526,959)        (13,779)       (222,495)       (515,892)        232,782        3,574,660
       ------------     -----------     -----------     -----------    ------------    ------------     ------------


         10,383,698       8,164,070       4,486,827       5,513,519      39,728,039      19,092,743       51,612,604
        (14,674,558)     (4,295,843)     (4,925,572)     (4,703,494)    (42,359,717)    (22,485,026)     (43,269,127)
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
         (4,290,860)      3,868,227        (438,745)        810,025      (2,631,678)     (3,392,283)       8,343,477
                 --              --              --              --          85,473              --               --

         12,082,014       4,393,022       3,034,140       3,178,344      31,420,812      13,723,747        5,488,367
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
          7,791,154       8,261,249       2,595,395       3,988,369      28,874,607      10,331,464       13,831,844
       ------------     -----------     -----------     -----------    ------------    ------------     ------------

       $  7,284,530     $ 7,734,290     $ 2,581,616     $ 3,765,874    $ 28,358,715    $ 10,564,246     $ 17,406,504
       ============     ===========     ===========     ===========    ============    ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                            JANUS ASPEN
                                             WORLDWIDE        MFS(R)
                                            PORTFOLIO--      INVESTORS     MFS(R) RESEARCH
                                           INSTITUTIONAL  TRUST SERIES--      SERIES--
                                              SHARES       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    522,360     $   140,420      $   124,211
  Mortality and expense risk charges....     (1,096,185)       (149,362)        (173,814)
  Administrative charges................       (124,778)        (13,840)         (16,922)
                                           ------------     -----------      -----------
       Net investment income (loss).....       (698,603)        (22,782)         (66,525)
                                           ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,576,432       2,906,973        3,237,743
  Cost of investments sold..............    (22,453,364)     (2,839,789)      (2,647,133)
                                           ------------     -----------      -----------
       Net realized gain (loss) on
          investments...................     (5,876,932)         67,184          590,610
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......     17,831,156         902,399        1,183,400
                                           ------------     -----------      -----------
       Net gain (loss) on investments...     11,954,224         969,583        1,774,010
                                           ------------     -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 11,255,621     $   946,801      $ 1,707,485
                                           ============     ===========      ===========



Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                         NEUBERGER
                        BERMAN AMT         ROYCE           ROYCE                       UIF EMERGING
          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP                        MARKETS
         UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--    T. ROWE PRICE      EQUITY          VAN ECK
         SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT     EQUITY INCOME    PORTFOLIO--     VIP GLOBAL
       INITIAL CLASS      CLASS I          CLASS           CLASS         PORTFOLIO        CLASS I       HARD ASSETS
--------------------------------------------------------------------------------------------------------------------


        $    87,775      $      --     $  1,490,313    $     72,530    $  1,669,304    $    412,440    $  1,276,001
            (38,468)       (41,250)      (1,061,121)       (842,767)     (1,199,879)       (871,503)     (5,061,580)
             (1,943)        (2,219)         (73,303)        (60,551)       (100,424)        (81,535)       (338,449)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
             47,364        (43,469)         355,889        (830,788)        369,001        (540,598)     (4,124,028)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------


          1,110,405        815,324       11,704,877      10,709,727      19,417,612      18,070,656      64,384,200
         (1,519,687)      (608,050)     (16,699,837)    (12,382,756)    (22,174,912)    (24,630,036)    (65,969,196)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
           (409,282)       207,274       (4,994,960)     (1,673,029)     (2,757,300)     (6,559,380)     (1,584,996)
                 --             --               --              --              --              --              --

            625,383        535,753       24,119,326      12,910,600      13,296,929      17,110,144      94,982,104
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
            216,101        743,027       19,124,366      11,237,571      10,539,629      10,550,764      93,397,108
        -----------      ---------     ------------    ------------    ------------    ------------    ------------

        $   263,465      $ 699,558     $ 19,480,255    $ 10,406,783    $ 10,908,630    $ 10,010,166    $ 89,273,080
        ===========      =========     ============    ============    ============    ============    ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                            BALANCED--        BOND--          STOCK--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,044,588    $  5,348,152     $   572,629
  Mortality and expense risk charges....     (1,242,728)     (2,442,183)       (591,277)
  Administrative charges................        (79,829)       (138,562)        (39,793)
                                           ------------    ------------     -----------
       Net investment income (loss).....       (277,969)      2,767,407         (58,441)
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     15,622,469      25,948,834       5,413,153
  Cost of investments sold..............    (16,523,281)    (24,022,501)     (7,527,757)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................       (900,812)      1,926,333      (2,114,604)
  Realized gain distribution received...             --       2,339,212              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     10,672,824       1,827,132       6,366,408
                                           ------------    ------------     -----------
       Net gain (loss) on investments...      9,772,012       6,092,677       4,251,804
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  9,494,043    $  8,860,084     $ 4,193,363
                                           ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            ICAP SELECT       INCOME       INTERNATIONAL
                                             EQUITY--        BUILDER--       EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,939,077     $ 1,117,804    $  4,694,773
  Mortality and expense risk charges....     (3,898,948)       (544,436)     (2,193,306)
  Administrative charges................       (242,116)        (30,702)       (140,656)
                                           ------------     -----------    ------------
       Net investment income (loss).....     (2,201,987)        542,666       2,360,811
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     29,994,779       4,150,063      16,671,118
  Cost of investments sold..............    (38,773,719)     (5,042,028)    (20,760,852)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (8,778,940)       (891,965)     (4,089,734)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     51,584,112       4,938,668       6,264,204
                                           ------------     -----------    ------------
       Net gain (loss) on investments...     42,805,172       4,046,703       2,174,470
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 40,603,185     $ 4,589,369    $  4,535,281
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  4,967,787    $  4,402,169    $  8,325,192    $  3,856,699    $    867,642     $   103,584    $ 37,494,423
         (2,913,686)     (2,320,599)     (3,182,500)     (1,794,295)     (1,223,148)       (480,914)     (9,338,644)
           (171,648)       (125,849)       (190,606)       (109,762)        (99,381)        (29,924)       (484,303)
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
          1,882,453       1,955,721       4,952,086       1,952,642        (454,887)       (407,254)     27,671,476
       ------------    ------------    ------------    ------------    ------------     -----------    ------------


         27,057,109      19,090,208      39,330,751      32,539,579      13,025,210       4,232,961      66,030,953
        (27,862,475)    (20,165,510)    (42,363,179)    (31,209,016)    (16,280,363)     (3,973,090)    (70,668,492)
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
           (805,366)     (1,075,302)     (3,032,428)      1,330,563      (3,255,153)        259,871      (4,637,539)
                 --              --              --       1,986,383              --              --              --
         18,790,558      22,884,604      11,293,897      (1,411,159)     14,863,917       3,461,534      40,860,713
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
         17,985,192      21,809,302       8,261,469       1,905,787      11,608,764       3,721,405      36,223,174
       ------------    ------------    ------------    ------------    ------------     -----------    ------------

       $ 19,867,645    $ 23,765,023    $ 13,213,555    $  3,858,429    $ 11,153,877     $ 3,314,151    $ 63,894,650
       ============    ============    ============    ============    ============     ===========    ============







                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP        ALGER
         LARGE CAP        MID CAP        MODERATE         GROWTH          S&P 500       U.S. SMALL       SMALL CAP
         GROWTH--         CORE--       ALLOCATION--    ALLOCATION--       INDEX--          CAP--         GROWTH--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS  CLASS S SHARES
--------------------------------------------------------------------------------------------------------------------


       $         --    $    438,656    $  5,327,309    $  3,155,944    $  2,532,509    $         --     $        --
         (1,010,869)     (2,493,720)     (3,883,348)     (3,113,508)     (2,308,565)     (1,033,784)       (527,344)
            (62,198)       (159,249)       (252,347)       (236,866)       (152,270)        (68,514)        (35,424)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
         (1,073,067)     (2,214,313)      1,191,614        (194,430)         71,674      (1,102,298)       (562,768)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------


         11,004,120      25,050,854      51,302,295      24,458,073      19,611,298      11,948,310       5,858,146
        (10,685,189)    (35,690,379)    (57,037,946)    (27,816,812)    (19,868,451)    (18,903,380)     (4,798,817)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
            318,931     (10,639,525)     (5,735,651)     (3,358,739)       (257,153)     (6,955,070)      1,059,329
                 --              --              --              --              --              --              --

         10,333,377      46,593,811      32,432,712      30,706,967      19,493,145      23,004,448       7,247,759
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
         10,652,308      35,954,286      26,697,061      27,348,228      19,235,992      16,049,378       8,307,088
       ------------    ------------    ------------    ------------    ------------    ------------     -----------

       $  9,579,241    $ 33,739,973    $ 27,888,675    $ 27,153,798    $ 19,307,666    $ 14,947,080     $ 7,744,320
       ============    ============    ============    ============    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                                                            FIDELITY(R)
                                          COLUMBIA SMALL                        VIP
                                             CAP VALUE      DREYFUS IP        CONTRA-
                                          FUND, VARIABLE    TECHNOLOGY       FUND(R)--
                                             SERIES--        GROWTH--      SERVICE CLASS
                                              CLASS B     SERVICE SHARES         2
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    461,809     $        --    $  2,699,164
  Mortality and expense risk charges....       (604,595)       (539,016)     (3,832,406)
  Administrative charges................        (42,044)        (38,025)       (256,381)
                                           ------------     -----------    ------------
       Net investment income (loss).....       (184,830)       (577,041)     (1,389,623)
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,589,301       8,088,205      34,434,215
  Cost of investments sold..............    (14,244,330)     (6,721,049)    (45,675,145)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (3,655,029)      1,367,156     (11,240,930)
  Realized gain distribution received...             --              --         122,821
  Change in unrealized appreciation
     (depreciation) on investments......     13,124,721       8,890,225      50,946,994
                                           ------------     -----------    ------------
       Net gain (loss) on investments...      9,469,692      10,257,381      39,828,885
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  9,284,862     $ 9,680,340    $ 38,439,262
                                           ============     ===========    ============






                                             NEUBERGER
                                            BERMAN AMT      PIMCO REAL
                                              MID-CAP         RETURN
                                              GROWTH        PORTFOLIO--    T. ROWE PRICE
                                            PORTFOLIO--       ADVISOR      EQUITY INCOME
                                              CLASS S        CLASS (A)     PORTFOLIO--II
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   149,157    $  2,378,847
  Mortality and expense risk charges....       (363,809)       (199,790)     (2,103,717)
  Administrative charges................        (24,358)        (10,037)       (135,249)
                                            -----------     -----------    ------------
       Net investment income (loss).....       (388,167)        (60,670)        139,881
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,545,510       4,223,738      18,437,580
  Cost of investments sold..............     (6,179,619)     (4,090,380)    (22,630,507)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................       (634,109)        133,358      (4,192,927)
  Realized gain distribution received...             --         333,129              --
  Change in unrealized appreciation
     (depreciation) on investments......      7,194,584        (424,433)     22,072,564
                                            -----------     -----------    ------------
       Net gain (loss) on investments...      6,560,475          42,054      17,879,637
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 6,172,308     $   (18,616)   $ 18,019,518
                                            ===========     ===========    ============




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        FIDELITY(R)
            VIP         FIDELITY(R)
          EQUITY-           VIP         JANUS ASPEN     JANUS ASPEN       MFS(R)          MFS(R)          MFS(R)
         INCOME--        MID CAP--       BALANCED        WORLDWIDE       INVESTORS       RESEARCH        UTILITIES
       SERVICE CLASS   SERVICE CLASS    PORTFOLIO--     PORTFOLIO--   TRUST SERIES--     SERIES--        SERIES--
             2               2        SERVICE SHARES  SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  1,767,995    $    222,766    $  3,554,310     $   153,382     $    70,890     $    58,094    $ 11,030,386
         (1,622,554)     (2,493,864)     (1,985,563)       (447,750)       (102,710)       (113,619)     (5,215,253)
           (103,535)       (176,785)       (125,680)        (30,274)         (6,649)         (7,513)       (346,920)
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
             41,906      (2,447,883)      1,443,067        (324,642)        (38,469)        (63,038)      5,468,213
       ------------    ------------    ------------     -----------     -----------     -----------    ------------


         17,971,642      23,184,976      14,754,558       4,909,913       1,076,051       1,466,922      49,248,396
        (25,456,718)    (27,336,490)    (13,093,919)     (4,830,347)     (1,126,965)     (1,365,883)    (54,430,191)
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
         (7,485,076)     (4,151,514)      1,660,639          79,566         (50,914)        101,039      (5,181,795)
                 --         576,866              --              --              --              --              --

         21,271,801      48,341,093       5,709,751       4,333,046         732,500         979,418      40,661,619
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
         13,786,725      44,766,445       7,370,390       4,412,612         681,586       1,080,457      35,479,824
       ------------    ------------    ------------     -----------     -----------     -----------    ------------

       $ 13,828,631    $ 42,318,562    $  8,813,457     $ 4,087,970     $   643,117     $ 1,017,419    $ 40,948,037
       ============    ============    ============     ===========     ===========     ===========    ============










       UIF EMERGING     VICTORY VIF
      MARKETS EQUITY    DIVERSIFIED
        PORTFOLIO--       STOCK--
         CLASS II     CLASS A SHARES
------------------------------------


       $    751,418     $   146,066
         (1,851,123)       (277,889)
           (117,306)        (22,555)
       ------------     -----------
         (1,217,011)       (154,378)
       ------------     -----------


         22,023,791       4,788,811
        (32,399,401)     (6,669,309)
       ------------     -----------
        (10,375,610)     (1,880,498)
                 --              --

         32,267,125       4,216,835
       ------------     -----------
         21,891,515       2,336,337
       ------------     -----------


       $ 20,674,504     $ 2,181,959
       ============     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009






                                                       MAINSTAY VP                           MAINSTAY VP
                                                         BOND--                                 CASH
                                                      INITIAL CLASS                          MANAGEMENT
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  2,092,679       $  4,000,384       $ (4,165,446)     $  (6,074,256)
     Net realized gain (loss) on
       investments......................        1,797,036             96,484             (3,046)            15,723
     Realized gain distribution
       received.........................        1,660,247            482,520                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................        2,447,429          3,110,965            (25,441)           (12,058)
                                             ------------       ------------       ------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............        7,997,391          7,690,353         (4,193,933)        (6,070,591)
                                             ------------       ------------       ------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        1,459,596            832,941         32,880,280         40,337,474
     Policyowners' surrenders...........      (19,321,438)       (16,047,256)       (70,151,992)       (91,321,492)
     Policyowners' annuity and death
       benefits.........................       (2,164,877)        (1,663,446)        (2,759,109)        (1,955,866)
     Net transfers from (to) Fixed
       Account..........................         (947,412)        (2,269,905)       (13,552,730)       (47,060,900)
     Transfers between Investment
       Divisions........................        7,862,099          3,664,833        (16,305,233)      (109,451,383)
                                             ------------       ------------       ------------      -------------


       Net contributions and
          (withdrawals).................      (13,112,032)       (15,482,833)       (69,888,784)      (209,452,167)
                                             ------------       ------------       ------------      -------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................           (3,057)            (5,512)                (7)              (174)
                                             ------------       ------------       ------------      -------------

          Increase (decrease) in net
            assets......................       (5,117,698)        (7,797,992)       (74,082,724)      (215,522,932)
NET ASSETS:
     Beginning of year..................      129,906,931        137,704,923        309,137,697        524,660,629
                                             ------------       ------------       ------------      -------------

     End of year........................     $124,789,233       $129,906,931       $235,054,973      $ 309,137,697
                                             ============       ============       ============      =============







                                                       MAINSTAY VP
                                                       HIGH YIELD                            MAINSTAY VP
                                                        CORPORATE                            ICAP SELECT
                                                         BOND--                               EQUITY--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $ 17,060,222       $ 22,521,140       $ (1,331,547)      $    522,445
     Net realized gain (loss) on
       investments......................       (2,290,780)       (11,365,235)       (10,835,176)       (16,854,781)
     Realized gain distribution
       received.........................               --                 --                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................       26,661,360        108,333,669         43,803,881         52,493,923
                                             ------------       ------------       ------------       ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............       41,430,802        119,489,574         31,637,158         36,161,587
                                             ------------       ------------       ------------       ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        5,186,320          3,867,000          2,085,112          1,347,270
     Policyowners' surrenders...........      (59,131,926)       (37,811,479)       (26,597,123)       (14,793,901)
     Policyowners' annuity and death
       benefits.........................       (5,323,838)        (4,798,765)        (2,815,277)        (1,887,130)
     Net transfers from (to) Fixed
       Account..........................       (4,271,303)        (5,128,571)        (2,440,991)        (3,535,198)
     Transfers between Investment
       Divisions........................        9,743,392         31,644,906         (8,552,320)        55,316,567
                                             ------------       ------------       ------------       ------------

       Net contributions and
          (withdrawals).................      (53,797,355)       (12,226,909)       (38,320,599)        36,447,608
                                             ------------       ------------       ------------       ------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................          (16,523)          (108,736)           (12,638)           (23,391)
                                             ------------       ------------       ------------       ------------

          Increase (decrease) in net
            assets......................      (12,383,076)       107,153,929         (6,696,079)        72,585,804
NET ASSETS:
     Beginning of year..................      403,700,697        296,546,768        220,473,474        147,887,670
                                             ------------       ------------       ------------       ------------


     End of year........................     $391,317,621       $403,700,697       $213,777,395       $220,473,474
                                             ============       ============       ============       ============





Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP
                  COMMON                       MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                 STOCK--                      CONVERTIBLE--                    GOVERNMENT--                  GROWTH EQUITY--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



       $    142,210    $    658,419    $  1,512,974    $    758,208    $  1,611,168    $  2,252,782    $ (1,047,886)   $   (920,611)

         (6,800,376)    (11,060,610)      2,340,692      (3,320,202)      2,698,430       2,324,418      (3,144,022)     (9,578,713)
                 --              --              --              --       1,488,802         106,587              --              --

         17,337,445      30,149,162      13,048,101      39,954,197      (1,872,255)     (4,798,178)     15,467,883      42,385,296
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



         10,679,279      19,746,971      16,901,767      37,392,203       3,926,145        (114,391)     11,275,975      31,885,972
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


            843,135         735,373       1,252,211         792,305       1,112,193       1,417,972       1,421,413       1,206,731
        (12,118,637)     (8,523,718)    (14,561,159)    (10,775,207)    (15,519,479)    (13,856,802)    (12,523,486)     (9,327,689)
         (1,949,038)     (1,133,833)     (1,758,949)     (1,537,690)     (1,817,132)     (1,901,824)     (1,825,471)     (1,218,840)
         (1,423,082)     (1,929,024)     (1,447,105)     (2,141,413)       (841,274)     (3,691,279)     (1,011,655)     (1,236,598)
         (4,522,365)     (3,340,917)       (862,047)      3,318,835       1,537,017     (12,226,212)     (3,586,862)     (3,464,200)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        (19,169,987)    (14,192,119)    (17,377,049)    (10,343,170)    (15,528,675)    (30,258,145)    (17,526,061)    (14,040,596)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


             (3,998)        (10,611)         (6,211)        (29,804)         (1,525)          1,119          (1,044)        (24,090)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (8,494,706)      5,544,241        (481,493)     27,019,229     (11,604,055)    (30,371,417)     (6,251,130)     17,821,286


        114,462,159     108,917,918     118,483,496      91,464,267     105,068,963     135,440,380     125,677,452     107,856,166
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $105,967,453    $114,462,159    $118,002,003    $118,483,496    $ 93,464,908    $105,068,963    $119,426,322    $125,677,452
       ============    ============    ============    ============    ============    ============    ============    ============







                                               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MAINSTAY VP                    INTERNATIONAL                     LARGE CAP                        MID CAP
             INCOME BUILDER--                    EQUITY--                        GROWTH--                         CORE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------




       $  1,392,916    $  1,792,855    $  1,004,340    $  3,509,780    $  (672,209)    $  (626,073)    $   (855,723)   $  (354,607)
         (5,345,443)    (10,344,354)     (3,139,234)     (3,128,667)       649,091      (1,808,989)      (7,530,883)    (5,024,288)
                 --              --              --              --             --              --               --             --

         14,411,566      25,130,571       3,657,875       9,599,861      6,143,352      16,661,705       23,262,938     16,592,467
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


         10,459,039      16,579,072       1,522,981       9,980,974      6,120,234      14,226,643       14,876,332     11,213,572
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


            836,304         569,088         626,080         463,525        441,415         411,997          806,654        319,482
         (9,823,370)     (8,959,473)     (8,065,506)     (7,084,796)    (6,006,523)     (4,567,317)      (9,804,850)    (3,196,789)
         (2,075,554)     (1,421,216)       (494,326)       (629,409)      (452,914)       (389,539)        (426,470)      (335,014)
         (1,133,446)     (1,688,683)       (819,956)     (1,195,803)      (803,345)       (743,461)      (1,093,022)      (882,985)
         (1,288,389)     (2,227,116)     (2,159,428)     (3,673,374)      (523,579)      1,710,312       (4,705,175)    40,793,966
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------

        (13,484,455)    (13,727,400)    (10,913,136)    (12,119,857)    (7,344,946)     (3,578,008)     (15,222,863)    36,698,660
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


             (2,926)        (13,439)         (1,523)         (7,180)          (714)        (10,814)          (5,916)        (6,771)
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------

         (3,028,342)      2,838,233      (9,391,678)     (2,146,063)    (1,225,426)     10,637,821         (352,447)    47,905,461

         89,292,603      86,454,370      68,080,880      70,226,943     50,101,872      39,464,051       78,868,771     30,963,310
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


       $ 86,264,261    $ 89,292,603    $ 58,689,202    $ 68,080,880    $48,876,446     $50,101,872     $ 78,516,324    $78,868,771
       ============    ============    ============    ============    ===========     ===========     ============    ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                            MAINSTAY VP                         MAINSTAY VP
                                              MID CAP                             MID CAP
                                             GROWTH--                             VALUE--
                                           INITIAL CLASS                       INITIAL CLASS
                                 --------------------------------    --------------------------------
                                      2010              2009              2010              2009
                                 --------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $          --     $   (508,054)     $          --     $  1,513,634
     Net realized gain (loss)
       on investments.........               --      (13,754,419)                --      (30,007,592)
     Realized gain
       distribution received..               --          700,803                 --               --
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........               --       23,009,060                 --       38,734,729
                                  -------------     ------------      -------------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....               --        9,447,390                 --       10,240,771
                                  -------------     ------------      -------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........               --          277,632                 --          404,311
     Policyowners'
       surrenders.............               --       (2,977,245)                --       (4,861,496)
     Policyowners' annuity and
       death benefits.........               --         (356,652)                --         (466,708)
     Net transfers from (to)
       Fixed Account..........               --         (569,417)                --       (1,551,919)
     Transfers between
       Investment Divisions...               --      (44,017,023)                --      (63,602,476)
                                  -------------     ------------      -------------     ------------
       Net contributions and
          (withdrawals).......               --      (47,642,705)                --      (70,078,288)
                                  -------------     ------------      -------------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......               --           (6,258)                --           (5,391)
                                  -------------     ------------      -------------     ------------
          Increase (decrease)
            in net assets.....               --      (38,201,573)                --      (59,842,908)
NET ASSETS:
     Beginning of year........               --       38,201,573                 --       59,842,908
                                  -------------     ------------      -------------     ------------
     End of year..............              $--     $         --                $--     $         --
                                  =============     ============      =============     ============









                                          CALVERT VP                       DREYFUS IP
                                              SRI                          TECHNOLOGY
                                           BALANCED                         GROWTH--
                                           PORTFOLIO                     INITIAL SHARES
                                 ----------------------------    ------------------------------
                                     2010            2009            2010             2009
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $   (13,779)    $   152,809     $  (222,495)     $  (126,697)
     Net realized gain (loss)
       on investments.........       (438,745)     (1,169,893)        810,025         (241,623)
     Realized gain
       distribution received..             --              --              --               --
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........      3,034,140       6,105,348       3,178,344        5,440,825
                                  -----------     -----------     -----------      -----------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....      2,581,616       5,088,264       3,765,874        5,072,505
                                  -----------     -----------     -----------      -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........      1,701,659         840,477         130,118          149,568
     Policyowners'
       surrenders.............     (2,735,593)     (1,785,803)     (2,190,009)      (1,082,248)
     Policyowners' annuity and
       death benefits.........       (126,931)       (210,365)       (134,850)         (45,290)
     Net transfers from (to)
       Fixed Account..........        125,721        (660,019)       (219,452)        (199,638)
     Transfers between
       Investment Divisions...       (293,736)       (874,806)      1,575,524        3,543,543
                                  -----------     -----------     -----------      -----------
       Net contributions and
          (withdrawals).......     (1,328,880)     (2,690,516)       (838,669)       2,365,935
                                  -----------     -----------     -----------      -----------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (1,104)         (4,061)            322           (4,071)
                                  -----------     -----------     -----------      -----------
          Increase (decrease)
            in net assets.....      1,251,632       2,393,687       2,927,527        7,434,369
NET ASSETS:
     Beginning of year........     25,754,190      23,360,503      16,024,422        8,590,053
                                  -----------     -----------     -----------      -----------
     End of year..............    $27,005,822     $25,754,190     $18,951,949      $16,024,422
                                  ===========     ===========     ===========      ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP
                 S&P 500                        SMALL CAP                      MAINSTAY VP                     ALGER SMALL
                 INDEX--                         GROWTH--                    U.S. SMALL CAP--                  CAP GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  CLASS I-2 SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



       $    678,993    $  2,865,877        $--         $   (247,906)   $  (506,624)    $  (238,127)    $  (526,959)    $  (485,847)
         (7,281,966)    (15,820,230)        --          (13,420,435)    (4,290,860)     (1,908,717)      3,868,227       1,924,213
                 --              --         --                   --             --              --              --              --

         33,105,977      59,489,898         --           16,947,247     12,082,014       7,559,405       4,393,022      10,828,233
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


         26,503,004      46,535,545         --            3,278,906      7,284,530       5,412,561       7,734,290      12,266,599
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


          1,842,553       1,724,049         --              143,833        317,217         126,420         226,508         188,695
        (26,462,907)    (18,424,294)        --           (1,696,042)    (4,926,219)     (1,491,921)     (4,612,132)     (3,411,368)
         (3,327,309)     (2,989,655)        --              (83,818)      (228,041)        (63,012)       (414,324)       (283,304)
         (3,306,275)     (3,663,476)        --             (257,542)      (323,368)       (157,516)       (501,219)       (552,150)

         (7,084,111)     (5,677,316)        --          (20,916,891)    (2,430,430)     21,307,720      (2,003,130)     (1,892,264)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


        (38,338,049)    (29,030,692)        --          (22,810,460)    (7,590,841)     19,721,691      (7,304,297)     (5,950,391)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------



             (9,470)        (29,439)        --               (1,596)        (1,964)         (3,579)         (2,936)         (8,147)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------

        (11,844,515)     17,475,414         --          (19,533,150)      (308,275)     25,130,673         427,057       6,308,061



        233,206,269     215,730,855         --           19,533,150     37,500,746      12,370,073      38,214,281      31,906,220
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------

       $221,361,754    $233,206,269        $--         $         --    $37,192,471     $37,500,746     $38,641,338     $38,214,281
       ============    ============        ===         ============    ===========     ===========     ===========     ===========








                                                                               JANUS ASPEN                     JANUS ASPEN
                                                                                 BALANCED                       WORLDWIDE
             FIDELITY(R) VIP                 FIDELITY(R) VIP                   PORTFOLIO--                     PORTFOLIO--
             CONTRAFUND(R)--                 EQUITY-INCOME--                  INSTITUTIONAL                   INSTITUTIONAL
              INITIAL CLASS                   INITIAL CLASS                       SHARES                          SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------




       $   (515,892)   $   (130,541)   $    232,782    $    640,139    $  3,574,660    $  4,158,777    $   (698,603)   $     (4,718)
         (2,631,678)    (13,604,708)     (3,392,283)     (9,068,116)      8,343,477       1,689,358      (5,876,932)    (10,713,526)

             85,473          51,365              --              --              --      10,295,412              --              --

         31,420,812      69,553,146      13,723,747      29,222,014       5,488,367      41,848,354      17,831,156      35,352,902
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         28,358,715      55,869,262      10,564,246      20,794,037      17,406,504      57,991,901      11,255,621      24,634,658
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



          1,890,254       1,796,504         939,818         619,840       2,025,228       2,061,818         919,659         829,031
        (24,630,178)    (17,722,675)    (11,586,036)     (8,337,387)    (34,498,090)    (27,544,198)    (10,544,443)     (6,460,880)
         (1,802,360)     (1,839,307)       (982,611)       (989,092)     (3,656,063)     (3,447,589)       (912,629)       (873,003)
         (2,866,727)     (2,794,333)     (1,635,675)     (2,055,219)     (4,481,677)     (6,229,695)     (1,021,324)     (1,223,639)
         (8,123,558)     (9,345,974)     (3,498,912)     (3,328,936)     (2,962,235)     (2,617,455)     (2,989,680)     (2,139,405)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        (35,532,569)    (29,905,785)    (16,763,416)    (14,090,794)    (43,572,837)    (37,777,119)    (14,548,417)     (9,867,896)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------





             (9,715)        (39,972)         (6,121)        (14,637)         (7,951)        (45,150)         (4,511)        (20,663)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (7,183,569)     25,923,505      (6,205,291)      6,688,606     (26,174,284)     20,169,632      (3,297,307)     14,746,099


        212,205,648     186,282,143      91,417,922      84,729,316     288,148,385     267,978,753      90,615,143      75,869,044
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $205,022,079    $212,205,648    $ 85,212,631    $ 91,417,922    $261,974,101    $288,148,385    $ 87,317,836    $ 90,615,143
       ============    ============    ============    ============    ============    ============    ============    ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                    MFS(R) INVESTORS                       MFS(R) RESEARCH
                                                     TRUST SERIES--                           SERIES--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $   (22,782)       $    32,399        $   (66,525)       $     6,218
     Net realized gain (loss) on
       investments......................          67,184           (256,598)           590,610           (212,685)
     Realized gain distribution
       received.........................              --                 --                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................         902,399          2,861,362          1,183,400          3,512,103
                                             -----------        -----------        -----------        -----------

       Net increase (decrease) in net
          assets resulting
          from operations...............         946,801          2,637,163          1,707,485          3,305,636
                                             -----------        -----------        -----------        -----------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          59,244             47,336             92,729            105,129
     Policyowners' surrenders...........      (1,603,295)        (1,749,938)        (1,736,176)        (1,750,761)
     Policyowners' annuity and death
       benefits.........................        (222,292)          (203,663)          (185,680)          (110,151)
     Net transfers from (to) Fixed
       Account..........................        (179,766)          (224,343)          (189,243)          (220,728)
     Transfers between Investment
       Divisions........................        (680,830)          (363,204)          (819,390)          (167,094)
                                             -----------        -----------        -----------        -----------


       Net contributions and
          (withdrawals).................      (2,626,939)        (2,493,812)        (2,837,760)        (2,143,605)
                                             -----------        -----------        -----------        -----------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................            (391)            (1,978)              (614)            (2,393)
                                             -----------        -----------        -----------        -----------

          Increase (decrease) in net
            assets......................      (1,680,529)           141,373         (1,130,889)         1,159,638

NET ASSETS:
     Beginning of year..................      12,563,457         12,422,084         14,445,112         13,285,474
                                             -----------        -----------        -----------        -----------


     End of year........................     $10,882,928        $12,563,457        $13,314,223        $14,445,112
                                             ===========        ===========        ===========        ===========







                                                                                            UIF EMERGING
                                                      T. ROWE PRICE                        MARKETS EQUITY
                                                      EQUITY INCOME                          PORTFOLIO--
                                                        PORTFOLIO                              CLASS I
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $    369,001       $    465,232       $   (540,598)      $  (786,294)
     Net realized gain (loss) on
       investments......................       (2,757,300)        (4,975,453)        (6,559,380)       (6,885,115)
     Realized gain distribution
       received.........................               --                 --                 --                --
     Change in unrealized appreciation
       (depreciation)
       on investments...................       13,296,929         23,097,463         17,110,144        35,349,080
                                             ------------       ------------       ------------       -----------

       Net increase (decrease) in net
          assets resulting
          from operations...............       10,908,630         18,587,242         10,010,166        27,677,671
                                             ------------       ------------       ------------       -----------

  Contributions and (Withdrawals):
     Payments received from
       policyowners, net of reversals...          644,873            583,367            748,220         1,100,482
     Policyowners' surrenders...........      (12,651,399)        (8,988,406)        (7,394,962)       (4,711,711)
     Policyowners' annuity and death
       benefits.........................         (785,974)          (996,484)          (514,396)         (203,209)
     Net transfers from (to) Fixed
       Account..........................       (1,362,221)        (2,141,551)          (676,278)         (459,149)
     Transfers between Investment
       Divisions........................       (2,477,639)        (6,869,327)        (4,143,817)        5,589,137
                                             ------------       ------------       ------------       -----------


       Net contributions and
          (withdrawals).................      (16,632,360)       (18,412,401)       (11,981,233)        1,315,550
                                             ------------       ------------       ------------       -----------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................           (6,598)           (11,291)            (2,153)          (27,910)
                                             ------------       ------------       ------------       -----------

          Increase (decrease) in net
            assets......................       (5,730,328)           163,550         (1,973,220)       28,965,311

NET ASSETS:
     Beginning of year..................       94,540,521         94,376,971         70,986,814        42,021,503
                                             ------------       ------------       ------------       -----------


     End of year........................     $ 88,810,193       $ 94,540,521       $ 69,013,594       $70,986,814
                                             ============       ============       ============       ===========





Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                             NEUBERGER BERMAN                     ROYCE                           ROYCE
             MFS(R) UTILITIES                  AMT MID-CAP                      MICRO-CAP                       SMALL-CAP
                 SERIES--                   GROWTH PORTFOLIO--                 PORTFOLIO--                     PORTFOLIO--
              INITIAL CLASS                      CLASS I                     INVESTMENT CLASS                INVESTMENT CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



        $   47,364      $  107,052      $  (43,469)     $  (41,865)    $   355,889     $  (766,760)    $  (830,788)    $  (650,247)
          (409,282)       (450,865)        207,274          20,989      (4,994,960)     (8,181,283)     (1,673,029)     (4,417,861)
                --              --              --              --              --              --              --              --


           625,383       1,137,200         535,753         710,582      24,119,326      31,989,259      12,910,600      17,743,605
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


           263,465         793,387
                                           699,558         689,706      19,480,255      23,041,216      10,406,783      12,675,497
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------




            (1,515)         (2,040)
                                             2,746          (2,107)      6,912,343       4,596,154       5,488,431       4,706,241
          (490,050)       (375,108)       (478,817)       (429,191)     (5,160,563)     (2,504,041)     (4,632,754)     (2,580,850)
           (29,902)        (59,948)        (44,775)        (51,819)       (354,643)       (226,501)       (220,038)       (113,266)
          (182,730)       (105,610)        (86,255)        (83,587)      1,875,260       1,514,316       1,556,039         981,279
          (286,368)       (244,987)        (38,738)       (170,504)      2,350,160       2,507,503         722,696          92,887
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


          (990,565)       (787,693)
                                          (645,839)       (737,208)      5,622,557       5,887,431       2,914,374       3,086,291
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------





                72            (603)           (171)           (477)         (3,596)        (20,539)         (3,617)         (8,631)
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------

          (727,028)          5,091          53,548         (47,979)     25,099,216      28,908,108      13,317,540      15,753,157



         3,301,701       3,296,610
                                         2,981,047       3,029,026      67,735,704      38,827,596      53,838,866      38,085,709
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


        $2,574,673      $3,301,701
                                        $3,034,595      $2,981,047     $92,834,920     $67,735,704     $67,156,406     $53,838,866
        ==========      ==========      ==========      ==========     ===========     ===========     ===========     ===========









              VAN ECK
             VIP GLOBAL
            HARD ASSETS
     -------------------------
         2010         2009
------------------------------


     $ (4,124,028)$ (3,588,474)
       (1,584,996) (11,415,970)
               --    1,348,502

       94,982,104  132,002,301
     ------------ ------------


       89,273,080  118,346,359
     ------------ ------------


       19,466,681   17,125,252
      (27,389,054) (17,463,171)
       (2,167,473)  (1,705,026)
        2,302,170    2,145,094
       (8,531,871)  17,045,081
     ------------ ------------


      (16,319,547)  17,147,230
     ------------ ------------



          (30,540)     (92,618)
     ------------ ------------

       72,922,993  135,400,971

      350,862,408  215,461,437
     ------------ ------------

     $423,785,401 $350,862,408
     ============ ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009






                                                                     MAINSTAY VP                         MAINSTAY VP
                                                                     BALANCED--                            BOND--
                                                                    SERVICE CLASS                       SERVICE CLASS
                                                          --------------------------------    --------------------------------
                                                               2010              2009              2010              2009
                                                          --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................     $  (277,969)      $ 1,099,625      $  2,767,407      $  3,824,263
     Net realized gain (loss) on investments...........        (900,812)       (3,956,305)        1,926,333           703,393
     Realized gain distribution received...............              --                --         2,339,212           497,520
     Change in unrealized appreciation (depreciation)
       on investments..................................      10,672,824        18,145,512         1,827,132         2,080,802
                                                            -----------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................       9,494,043        15,288,832         8,860,084         7,105,978
                                                            -----------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............       3,760,501         2,592,329        17,904,290        11,077,121
     Policyowners' surrenders..........................      (6,759,591)       (5,685,449)      (13,415,566)       (7,791,104)
     Policyowners' annuity and death benefits..........        (671,569)       (1,292,771)         (922,925)         (829,697)
     Net transfers from (to) Fixed Account.............         258,532          (999,638)        4,569,046         2,411,936
     Transfers between Investment Divisions............      (3,925,968)       (4,384,916)       22,499,677         5,133,373
                                                            -----------       -----------      ------------      ------------
       Net contributions and (withdrawals).............      (7,338,095)       (9,770,445)       30,634,522        10,001,629
                                                            -----------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................          (4,425)          (10,784)           (3,484)           (5,472)
                                                            -----------       -----------      ------------      ------------

          Increase (decrease) in net assets............       2,151,523         5,507,603        39,491,122        17,102,135

NET ASSETS:
     Beginning of year.................................      86,873,781        81,366,178       141,196,204       124,094,069
                                                            -----------       -----------      ------------      ------------

     End of year.......................................     $89,025,304       $86,873,781      $180,687,326      $141,196,204
                                                            ===========       ===========      ============      ============






                                                                                                        MAINSTAY VP
                                                                    MAINSTAY VP                           GROWTH
                                                                   GOVERNMENT--                        ALLOCATION--
                                                                   SERVICE CLASS                       SERVICE CLASS
                                                         --------------------------------    --------------------------------
                                                              2010              2009              2010              2009
                                                         --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................   $  1,952,642      $  2,053,330       $  (454,887)      $   467,243
     Net realized gain (loss) on investments...........      1,330,563         3,458,642        (3,255,153)       (4,426,551)
     Realized gain distribution received...............      1,986,383           112,405                --         1,410,501
     Change in unrealized appreciation (depreciation)
       on investments..................................     (1,411,159)       (6,118,420)       14,863,917        19,672,294
                                                          ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting
          from operations..............................      3,858,429          (494,043)       11,153,877        17,123,487
                                                          ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners...............     12,312,247        10,058,451         7,467,497         8,370,478
     Policyowners' surrenders..........................    (10,963,795)       (9,824,821)       (5,721,059)       (4,058,268)
     Policyowners' annuity and death benefits..........       (738,830)       (1,046,218)          (92,616)         (482,343)
     Net transfers from (to) Fixed Account.............      3,214,350           998,569         1,584,124         1,269,989
     Transfers between Investment Divisions............      9,438,821       (30,719,918)       (3,602,630)          132,307
                                                          ------------      ------------       -----------       -----------
Net contributions and (withdrawals)....................     13,262,793       (30,533,937)         (364,684)        5,232,163
                                                          ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................         (1,596)            1,509            (3,182)          (12,110)
                                                          ------------      ------------       -----------       -----------
          Increase (decrease) in net assets............     17,119,626       (31,026,471)       10,786,011        22,343,540
NET ASSETS:
     Beginning of year.................................    109,825,673       140,852,144        85,443,129        63,099,589
                                                          ------------      ------------       -----------       -----------
     End of year.......................................   $126,945,299      $109,825,673       $96,229,140       $85,443,129
                                                          ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP                     MAINSTAY VP                                             MAINSTAY VP
                  COMMON                       CONSERVATIVE                    MAINSTAY VP               FLOATING
                 STOCK--                       ALLOCATION--                   CONVERTIBLE--               RATE--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------




       $   (58,441)    $    94,680     $  1,882,453    $  2,365,014    $  1,955,721    $    652,587    $  4,952,086
        (2,114,604)     (3,188,683)        (805,366)     (3,765,973)     (1,075,302)     (4,471,608)     (3,032,428)
                --              --               --       2,810,159              --              --              --

         6,366,408      10,142,645       18,790,558      26,147,251      22,884,604      44,227,878      11,293,897
       -----------     -----------     ------------    ------------    ------------    ------------    ------------



         4,193,363       7,048,642       19,867,645      27,556,451      23,765,023      40,408,857      13,213,555
       -----------     -----------     ------------    ------------    ------------    ------------    ------------




         1,347,979       1,508,345       20,174,852      15,869,624      13,653,415      11,964,671      18,496,174

        (2,170,083)     (1,929,450)     (16,394,895)     (9,502,490)    (10,397,476)     (5,648,934)    (20,221,723)
          (332,585)       (160,836)      (1,702,454)     (1,528,397)     (1,008,169)     (1,108,090)     (1,326,191)
           (65,365)        161,418        6,067,396       1,002,932       4,475,330       2,469,624       4,442,244

        (1,688,531)       (998,525)      24,481,608      14,135,236       2,784,666      11,469,427      10,245,100
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

        (2,908,585)     (1,419,048)      32,626,507      19,976,905       9,507,766      19,146,698      11,635,604
       -----------     -----------     ------------    ------------    ------------    ------------    ------------




            (1,617)         (4,026)          (6,610)        (22,466)         (8,394)        (33,402)         (7,940)
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

         1,283,161       5,625,568       52,487,542      47,510,890      33,264,395      59,522,153      24,841,219

        42,090,476      36,464,908      177,526,099     130,015,209     146,770,796      87,248,643     204,062,758
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

       $43,373,637     $42,090,476     $230,013,641    $177,526,099    $180,035,191    $146,770,796    $228,903,977
       ===========     ===========     ============    ============    ============    ============    ============



       MAINSTAY VP
         FLOATING
          RATE--
      SERVICE CLASS
     ---------------
           2009
--------------------




       $  2,928,221
         (4,310,150)
                 --

         38,343,805
       ------------

         36,961,876
       ------------


         15,952,774

        (11,171,986)
         (1,224,145)
           (437,560)

         60,749,555
       ------------
         63,868,638
       ------------


            (36,654)
       ------------
        100,793,860

        103,268,898
       ------------
       $204,062,758
       ============







                                               MAINSTAY VP
                                                HIGH YIELD                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                      CORPORATE                      ICAP SELECT                INCOME
             GROWTH EQUITY--                      BOND--                         EQUITY--               BUILDER--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



       $  (407,254)    $  (377,292)    $ 27,671,476    $ 30,099,356    $ (2,201,987)   $     80,288    $   542,666
           259,871        (653,919)      (4,637,539)     (6,594,203)     (8,778,940)     (9,297,109)      (891,965)
                --              --               --              --              --              --             --

         3,461,534       9,351,213       40,860,713     123,221,977      51,584,112      44,464,523      4,938,668
       -----------     -----------     ------------    ------------    ------------    ------------    -----------

         3,314,151       8,320,002       63,894,650     146,727,130      40,603,185      35,247,702      4,589,369
       -----------     -----------     ------------    ------------    ------------    ------------    -----------

         1,509,043       1,187,049       66,366,284      54,190,605      14,236,168      10,901,199      2,031,672
        (1,991,729)     (1,625,434)     (42,746,416)    (26,052,233)    (17,064,256)     (7,621,129)    (2,287,462)
          (156,507)       (119,946)      (4,304,632)     (3,629,877)     (1,747,927)     (1,182,400)      (134,847)
           145,696         (74,136)      12,595,390       9,747,692       2,155,686         905,559        415,880
        (1,189,714)     (1,367,153)      12,211,829      82,444,744      (7,607,953)     92,482,093        868,325
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
        (1,683,211)     (1,999,620)      44,122,455     116,700,931     (10,028,282)     95,485,322        893,568
       -----------     -----------     ------------    ------------    ------------    ------------    -----------



              (328)         (6,819)         (25,918)       (142,043)        (16,151)        (23,794)        (1,304)
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
         1,630,612       6,313,563      107,991,187     263,286,018      30,558,752     130,709,230      5,481,633


        34,133,698      27,820,135      580,689,559     317,403,541     261,229,013     130,519,783     35,853,357
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
       $35,764,310     $34,133,698     $688,680,746    $580,689,559    $291,787,765    $261,229,013    $41,334,990
       ===========     ===========     ============    ============    ============    ============    ===========





       MAINSTAY VP
          INCOME
        BUILDER--
      SERVICE CLASS
     ---------------
           2009
--------------------



       $   584,179
        (1,964,156)
                --
         7,618,325
       -----------

         6,238,348
       -----------

         1,648,483
        (1,913,301)
          (230,993)
           (21,274)
          (687,016)
       -----------
        (1,204,101)
       -----------

            (5,448)
       -----------
         5,028,799

        30,824,558
       -----------
       $35,853,357
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         INTERNATIONAL                         LARGE CAP
                                                                           EQUITY--                            GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,360,811      $  7,330,637       $(1,073,067)      $  (792,762)
     Net realized gain (loss) on investments................      (4,089,734)       (5,369,752)          318,931        (1,393,161)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       6,264,204        19,734,308        10,333,377        18,831,244
                                                                ------------      ------------       -----------       -----------

       Net increase (decrease) in net assets resulting  from
          operations........................................       4,535,281        21,695,193         9,579,241        16,645,321
                                                                ------------      ------------       -----------       -----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................       9,746,195         8,886,850         7,081,067         7,202,400
     Policyowners' surrenders...............................      (8,442,437)       (6,890,700)       (4,261,741)       (2,528,158)
     Policyowners' annuity and death benefits...............        (747,652)         (850,001)         (335,088)         (623,501)
     Net transfers from (to) Fixed Account..................       2,091,250           635,507         1,853,793           901,377
     Transfers between Investment Divisions.................      (1,365,667)       (5,744,561)       (1,106,840)        2,668,090
                                                                ------------      ------------       -----------       -----------

       Net contributions and (withdrawals)..................       1,281,689        (3,962,905)        3,231,191         7,620,208
                                                                ------------      ------------       -----------       -----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (3,731)          (16,456)           (1,100)          (13,142)
                                                                ------------      ------------       -----------       -----------

          Increase (decrease) in net assets.................       5,813,239        17,715,832        12,809,332        24,252,387
NET ASSETS:
     Beginning of year......................................     153,962,409       136,246,577        66,419,737        42,167,350
                                                                ------------      ------------       -----------       -----------

     End of year............................................    $159,775,648      $153,962,409       $79,229,069       $66,419,737
                                                                ============      ============       ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MODERATE GROWTH                         S&P 500
                                                                         ALLOCATION--                           INDEX--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (194,430)     $  2,064,362      $     71,674      $  1,400,321
     Net realized gain (loss) on investments................      (3,358,739)       (9,135,498)         (257,153)       (4,495,341)
     Realized gain distribution received....................              --         3,833,246                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      30,706,967        44,015,122        19,493,145        34,298,524
                                                                ------------      ------------      ------------      ------------

       Net increase (decrease) in net assets resulting from
          operations........................................      27,153,798        40,777,232        19,307,666        31,203,504
                                                                ------------      ------------      ------------      ------------

  Contributions and (Withdrawals):
     Payments received from policyowners....................      26,172,220        20,248,102         6,122,281         6,507,791
     Policyowners' surrenders...............................     (12,721,873)      (10,626,668)      (10,148,415)       (7,640,117)
     Policyowners' annuity and death benefits...............      (1,513,492)         (945,465)         (795,128)         (842,400)
     Net transfers from (to) Fixed Account..................       8,933,588           920,682            42,366          (338,433)
     Transfers between Investment Divisions.................      (1,808,156)       (2,933,249)       (4,854,700)       (2,296,820)
                                                                ------------      ------------      ------------      ------------

       Net contributions and (withdrawals)..................      19,062,287         6,663,402        (9,633,596)       (4,609,979)
                                                                ------------      ------------      ------------      ------------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (8,186)          (31,081)           (7,107)          (21,021)
                                                                ------------      ------------      ------------      ------------

          Increase (decrease) in net assets.................      46,207,899        47,409,553         9,666,963        26,572,504
NET ASSETS:
     Beginning of year......................................     207,084,573       159,675,020       161,482,754       134,910,250
                                                                ------------      ------------      ------------      ------------

     End of year............................................    $253,292,472      $207,084,573      $171,149,717      $161,482,754
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 MODERATE
                  CORE--                         GROWTH--                        VALUE--               ALLOCATION--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



       $ (2,214,313)   $   (998,399)       $--         $ (1,052,651)       $--        $   1,908,152    $  1,191,614
        (10,639,525)     (7,616,557)        --          (31,262,686)        --          (49,923,668)     (5,735,651)
                 --              --         --            1,437,318         --                   --              --


         46,593,811      32,016,241         --           49,164,767         --           64,249,991      32,432,712
       ------------    ------------        ---         ------------        ---        -------------    ------------



         33,739,973      23,401,285         --           18,286,748         --           16,234,475      27,888,675
       ------------    ------------        ---         ------------        ---        -------------    ------------


          6,042,353       3,220,879         --            2,816,589         --            3,058,420      26,871,036
        (10,775,079)     (3,789,651)        --           (3,861,112)        --           (4,410,215)    (19,620,035)
           (743,528)       (467,535)        --             (609,168)        --             (543,823)     (2,211,679)
            367,287        (445,598)        --             (278,462)        --             (576,811)      3,957,230
         (6,878,235)     83,881,902         --          (88,080,103)        --         (101,836,536)     12,232,754
       ------------    ------------        ---         ------------        ---        -------------    ------------

        (11,987,202)     82,399,997         --          (90,012,256)        --         (104,308,965)     21,229,306
       ------------    ------------        ---         ------------        ---        -------------    ------------


            (13,360)        (14,792)        --              (12,537)        --               (8,959)         (9,882)
       ------------    ------------        ---         ------------        ---        -------------    ------------
         21,739,411     105,786,490         --          (71,738,045)        --          (88,083,449)     49,108,099

        165,894,994      60,108,504         --           71,738,045         --           88,083,449     259,924,635
       ------------    ------------        ---         ------------        ---        -------------    ------------

       $187,634,405    $165,894,994        $--         $         --        $--        $          --    $309,032,734
       ============    ============        ===         ============        ===        =============    ============


       MAINSTAY VP
         MODERATE
       ALLOCATION--
      SERVICE CLASS
     ---------------
           2009
--------------------


       $  2,658,606
         (5,249,291)
          4,779,659

         40,877,860
       ------------

         43,066,834
       ------------

         23,269,548
        (11,201,749)
         (1,445,549)
          2,746,329
         25,987,923
       ------------
         39,356,502
       ------------

            (33,229)
       ------------
         82,390,107

        177,534,528
       ------------
       $259,924,635
       ============




                                                                                                      COLUMBIA SMALL
               MAINSTAY VP                                                                           CAP VALUE FUND,
                SMALL CAP                      MAINSTAY VP                     ALGER SMALL               VARIABLE
                 GROWTH--                    U.S. SMALL CAP--                  CAP GROWTH--              SERIES--
              SERVICE CLASS                   SERVICE CLASS                   CLASS S SHARES             CLASS B
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



           $--         $   (492,870)   $(1,102,298)    $  (423,378)    $  (562,768)    $  (485,034)    $  (184,830)
            --          (27,062,117)    (6,955,070)     (3,377,365)      1,059,329        (264,283)     (3,655,029)
            --                   --             --              --              --              --              --


            --           33,847,737     23,004,448      12,935,715       7,247,759      12,111,206      13,124,721
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --            6,292,750     14,947,080       9,134,972       7,744,320      11,361,889       9,284,862
           ---         ------------    -----------     -----------     -----------     -----------     -----------


            --            1,568,218      2,920,168       1,588,266         512,857         441,025       2,452,603
            --           (1,884,443)    (4,563,940)     (1,289,661)     (2,111,595)     (1,692,623)     (3,061,140)
            --             (189,459)      (206,918)       (140,631)       (208,977)       (189,064)       (283,991)
            --              (49,313)       171,859           6,372        (147,259)       (370,891)       (505,312)
            --          (40,895,873)    (2,190,767)     41,213,759      (2,695,545)     (1,675,966)      3,800,133
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --          (41,450,870)    (3,869,598)     41,378,105      (4,650,519)     (3,487,519)      2,402,293
           ---         ------------    -----------     -----------     -----------     -----------     -----------





            --               (3,158)        (3,894)         (6,250)         (3,060)         (8,058)         (2,868)
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --          (35,161,278)    11,073,588      50,506,827       3,090,741       7,866,312      11,684,287


            --           35,161,278     69,953,062      19,446,235      36,678,627      28,812,315      37,576,518
           ---         ------------    -----------     -----------     -----------     -----------     -----------

           $--         $         --    $81,026,650     $69,953,062     $39,769,368     $36,678,627     $49,260,805
           ===         ============    ===========     ===========     ===========     ===========     ===========


      COLUMBIA SMALL
     CAP VALUE FUND,
         VARIABLE
         SERIES--
         CLASS B
     ---------------
           2009
--------------------


       $  (192,959)
        (4,183,096)
            62,221

        11,362,599
       -----------

         7,048,765
       -----------

         1,713,915
        (2,067,899)
          (157,618)
            55,362
          (948,240)
       -----------
        (1,404,480)
       -----------


            (4,635)
       -----------
         5,639,650


        31,936,868
       -----------
       $37,576,518
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                          DREYFUS IP
                                                                          TECHNOLOGY                        FIDELITY(R) VIP
                                                                           GROWTH--                         CONTRAFUND(R)--
                                                                        SERVICE SHARES                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (577,041)      $  (336,426)     $ (1,389,623)     $   (782,361)
     Net realized gain (loss) on investments................       1,367,156          (412,196)      (11,240,930)      (13,216,463)
     Realized gain distribution received....................              --                --           122,821            64,772
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,890,225        11,494,786        50,946,994        80,733,063
                                                                 -----------       -----------      ------------      ------------

       Net increase (decrease) in net assets resulting from
          operations........................................       9,680,340        10,746,164        38,439,262        66,799,011
                                                                 -----------       -----------      ------------      ------------

  Contributions and (Withdrawals):

     Payments received from policyowners....................       3,078,032         2,589,547        14,623,581        14,299,982
     Policyowners' surrenders...............................      (2,337,271)       (1,379,527)      (15,709,083)      (10,513,351)
     Policyowners' annuity and death benefits...............        (188,014)         (306,277)       (2,843,733)       (1,238,086)

     Net transfers from (to) Fixed Account..................         683,312           308,255         2,202,099         2,399,396
     Transfers between Investment Divisions.................       1,855,167         5,996,715       (11,341,136)       (9,504,683)
                                                                 -----------       -----------      ------------      ------------


       Net contributions and (withdrawals)..................       3,091,226         7,208,713       (13,068,272)       (4,556,742)
                                                                 -----------       -----------      ------------      ------------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             647            (8,823)          (13,242)          (49,997)
                                                                 -----------       -----------      ------------      ------------

          Increase (decrease) in net assets.................      12,772,213        17,946,054        25,357,748        62,192,272
NET ASSETS:
     Beginning of year......................................      35,400,737        17,454,683       265,032,376       202,840,104
                                                                 -----------       -----------      ------------      ------------

     End of year............................................     $48,172,950       $35,400,737      $290,390,124      $265,032,376
                                                                 ===========       ===========      ============      ============







                                                                       MFS(R) INVESTORS                     MFS(R) RESEARCH
                                                                        TRUST SERIES--                         SERIES--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (38,469)       $  (12,900)       $  (63,038)       $  (25,584)
     Net realized gain (loss) on investments................        (50,914)         (211,493)          101,039          (178,654)
     Realized gain distribution received....................             --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        732,500         1,645,766           979,418         1,963,908
                                                                 ----------        ----------        ----------        ----------

       Net increase (decrease) in net assets resulting from
          operations........................................        643,117         1,421,373         1,017,419         1,759,670
                                                                 ----------        ----------        ----------        ----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................        276,005           474,135           199,223           465,145
     Policyowners' surrenders...............................       (348,918)         (258,626)         (408,167)         (447,445)
     Policyowners' annuity and death benefits...............        (11,770)          (16,656)          (50,198)          (43,447)
     Net transfers from (to) Fixed Account..................         31,528            83,734            24,143           (39,562)
     Transfers between Investment Divisions.................       (203,587)          (85,253)         (502,126)         (222,883)
                                                                 ----------        ----------        ----------        ----------

       Net contributions and (withdrawals)..................       (256,742)          197,334          (737,125)         (288,192)
                                                                 ----------        ----------        ----------        ----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (239)           (1,109)             (382)           (1,358)
                                                                 ----------        ----------        ----------        ----------

          Increase (decrease) in net assets.................        386,136         1,617,598           279,912         1,470,120
NET ASSETS:
     Beginning of year......................................      7,243,027         5,625,429         8,037,193         6,567,073
                                                                 ----------        ----------        ----------        ----------

     End of year............................................     $7,629,163        $7,243,027        $8,317,105        $8,037,193
                                                                 ==========        ==========        ==========        ==========




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III













            FIDELITY(R) VIP
                EQUITY-                   FIDELITY(R) VIP             JANUS ASPEN BALANCED         JANUS ASPEN WORLDWIDE
                INCOME--                     MID CAP--                    PORTFOLIO--                   PORTFOLIO--
            SERVICE CLASS 2               SERVICE CLASS 2                SERVICE SHARES                SERVICE SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
----------------------------------------------------------------------------------------------------------------------------



      $     41,906   $    548,565   $ (2,447,883)  $ (1,424,236)  $  1,443,067   $  1,379,021    $  (324,642)   $   (58,323)
        (7,485,076)   (11,419,721)    (4,151,514)    (9,857,642)     1,660,639        108,065         79,566       (711,340)
                --             --        576,866        717,685             --      4,084,293             --             --

        21,271,801     35,730,190     48,341,093     53,792,156      5,709,751     18,479,322      4,333,046      8,327,395
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------


        13,828,631     24,859,034     42,318,562     43,227,963      8,813,457     24,050,701      4,087,970      7,557,732
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------



         4,583,093      4,892,881     12,350,112      8,011,045     12,349,367      8,246,657      1,972,528      2,100,384
        (7,346,132)    (5,234,712)   (12,895,288)    (8,304,787)    (8,839,300)    (6,402,029)    (1,912,485)    (1,288,914)
        (1,455,846)      (525,858)      (907,848)    (1,007,252)      (795,023)      (872,352)      (178,078)      (102,559)
           321,143       (551,190)     2,080,045        684,420      3,629,651      1,263,688        463,435        364,014
        (6,147,518)    (3,019,796)     3,570,733     (5,065,811)     3,544,670       (161,366)      (477,449)       559,900
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

       (10,045,260)    (4,438,675)     4,197,754     (5,682,385)     9,889,365      2,074,598       (132,049)     1,632,825
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------






            (8,232)       (18,628)       (12,606)       (35,415)        (3,833)       (19,763)        (1,659)        (6,718)
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

         3,775,139     20,401,731     46,503,710     37,510,163     18,698,989     26,105,536      3,954,262      9,183,839


       113,697,397     93,295,666    158,612,167    121,102,004    129,506,689    103,401,153     30,344,324     21,160,485
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

      $117,472,536   $113,697,397   $205,115,877   $158,612,167   $148,205,678   $129,506,689    $34,298,586    $30,344,324
      ============   ============   ============   ============   ============   ============    ===========    ===========






                                          NEUBERGER BERMAN         PIMCO REAL
            MFS(R) UTILITIES                AMT MID-CAP              RETURN             T. ROWE PRICE
                SERIES--                 GROWTH PORTFOLIO--        PORTFOLIO--          EQUITY INCOME
             SERVICE CLASS                    CLASS S             ADVISOR CLASS         PORTFOLIO--II
     ----------------------------- ----------------------------- -------------- -----------------------------
          2010           2009           2010           2009         2010 (A)         2010           2009
-------------------------------------------------------------------------------------------------------------




      $  5,468,213   $  9,545,905    $  (388,167)   $  (300,229)   $   (60,670)  $    139,881   $    235,481
        (5,181,795)   (13,491,430)      (634,109)    (2,020,037)       133,358     (4,192,927)    (9,032,712)
                --             --             --             --        333,129             --             --

        40,661,619     88,794,224      7,194,584      7,394,665       (424,433)    22,072,564     36,284,042
      ------------   ------------    -----------    -----------    -----------   ------------   ------------


        40,948,037     84,848,699      6,172,308      5,074,399        (18,616)    18,019,518     27,486,811
      ------------   ------------    -----------    -----------    -----------   ------------   ------------




        21,103,809     17,927,081      1,649,320      1,252,056      9,802,331      6,681,988      5,578,786
       (28,734,113)   (19,612,927)    (1,869,959)    (1,011,399)    (1,236,894)    (9,527,818)    (6,818,572)
        (2,766,229)    (2,361,397)      (158,896)       (52,888)       (34,350)    (1,293,680)      (830,860)
         2,110,553      1,128,239        127,811        164,241      2,095,980      1,402,427        168,294
        (9,442,266)   (12,675,247)     2,298,810     (2,142,013)    28,846,249     (2,724,655)    (6,546,227)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

       (17,728,246)   (15,594,251)     2,047,086     (1,790,003)    39,473,316     (5,461,738)    (8,448,579)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------





             6,784        (63,548)        (1,360)        (3,558)            --        (10,809)       (17,456)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

        23,226,575     69,190,900      8,218,034      3,280,838     39,454,700     12,546,971     19,020,776


       368,936,247    299,745,347     22,692,906     19,412,068             --    143,915,444    124,894,668
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

      $392,162,822   $368,936,247    $30,910,940    $22,692,906    $39,454,700   $156,462,415   $143,915,444
      ============   ============    ===========    ===========    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                         UIF EMERGING                         VICTORY VIF
                                                                        MARKETS EQUITY                        DIVERSIFIED
                                                                          PORTFOLIO--                           STOCK--
                                                                           CLASS II                         CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,217,011)     $ (1,420,442)      $  (154,378)      $  (127,106)
     Net realized gain (loss) on investments................     (10,375,610)      (11,185,230)       (1,880,498)       (2,343,935)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      32,267,125        59,959,794         4,216,835         6,649,364
                                                                ------------      ------------       -----------       -----------

       Net increase (decrease) in net assets resulting from
          operations........................................      20,674,504        47,354,122         2,181,959         4,178,323
                                                                ------------      ------------       -----------       -----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,542,428         8,489,600           623,129         1,207,714
     Policyowners' surrenders...............................      (7,697,794)       (4,554,391)       (1,404,997)       (1,005,133)
     Policyowners' annuity and death benefits...............        (483,053)         (572,509)          (50,081)         (143,895)
     Net transfers from (to) Fixed Account..................       2,844,272         1,429,171          (116,403)          106,908
     Transfers between Investment Divisions.................      (3,291,914)        6,000,045          (554,231)         (777,964)
                                                                ------------      ------------       -----------       -----------

       Net contributions and (withdrawals)..................       1,913,939        10,791,916        (1,502,583)         (612,370)
                                                                ------------      ------------       -----------       -----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (4,048)          (50,412)             (575)           (3,138)
                                                                ------------      ------------       -----------       -----------

          Increase (decrease) in net assets.................      22,584,395        58,095,626           678,801         3,562,815
NET ASSETS:
     Beginning of year......................................     125,198,876        67,103,250        20,762,751        17,199,936
                                                                ------------      ------------       -----------       -----------

     End of year............................................    $147,783,271      $125,198,876       $21,441,552       $20,762,751
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV, and Series VI policies were discontinued.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The MainStay VP Cash Management, Calvert VP SRI Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck VIP Global Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2, PIMCO Real Return Portfolio--Advisor Class and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP S&P 500 Index--Initial Class

MainStay VP U.S. Small Cap--Initial Class
Alger Small Cap Growth--Class I-2 Shares(1)
Calvert VP SRI Balanced Portfolio(2)
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
UIF Emerging Markets Equity Portfolio--Class I(3)
Van Eck VIP Global Hard Assets(4)
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class
MainStay VP Income Builder--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class
Alger Small Cap Growth--Class S Shares(5)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
PIMCO Real Return Portfolio--Advisor Class
T. Rowe Price Equity Income Portfolio--II
UIF Emerging Markets Equity Portfolio--Class II(6)
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For Series I policies known as New York Life Flexible Premium Variable Annuity and all Series VII, VIII and IX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series I, III, IV, V, VI, VII, VIII and IX policies, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life (formerly MainStay), Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, VI, VII, VIII and IX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) New allocations to Alger Small Cap Growth--Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(2) Formerly CVS Calvert Social Balanced.

(3) Formerly Van Kampen's UIF Emerging Markets Equity--Class I.

(4) Formerly Van Eck Worldwide Hard Assets.

(5) New allocations to Alger Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(6) Formerly Van Kampen's UIF Emerging Markets Equity--Class II.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of the Separate Account are as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          8,534            234,565            6,609             9,867

Identified cost........       $118,186          $ 234,577         $118,431           $99,567







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       ALGER SMALL
                               MID CAP           S&P 500         U.S. SMALL       CAP GROWTH--
                               CORE--            INDEX--            CAP--           CLASS I-2
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
                           --------------------------------------------------------------------


Number of shares.......          6,619             8,703             3,999             1,206

Identified cost........        $63,364          $203,105           $27,746           $24,278



Investment activity for the year ended December 31, 2010 was as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $16,511          $144,465           $ 1,917           $ 6,242

Proceeds from sales....         25,954           219,301            21,164            22,247







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       ALGER SMALL
                               MID CAP           S&P 500         U.S. SMALL       CAP GROWTH--
                               CORE--            INDEX--            CAP--           CLASS I-2
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
                           --------------------------------------------------------------------


Purchases..............        $ 2,789           $ 4,886           $ 2,239           $  279

Proceeds from sales....         18,953            42,970            10,384            8,164



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


            8,095             4,855            40,804            17,060             6,068             4,581             3,267

          $91,698          $109,184          $371,402          $212,064           $89,274           $68,900           $38,566






                                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN         MFS(R)
          CALVERT         DREYFUS IP            VIP               VIP            BALANCED          WORLDWIDE         INVESTORS
          VP SRI          TECHNOLOGY          CONTRA-           EQUITY-         PORTFOLIO--       PORTFOLIO--          TRUST
         BALANCED          GROWTH--          FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
         PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


           15,939             1,460             8,590             4,482             9,259             2,899              543

          $28,607           $13,890          $227,866          $103,658          $222,817           $87,155           $9,667







                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $18,544           $ 1,205           $58,350           $ 3,233           $ 3,341           $ 3,704           $ 2,070

           31,074            20,064            95,789            43,198            15,579            13,696            10,195






                                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN         MFS(R)
          CALVERT         DREYFUS IP            VIP               VIP            BALANCED          WORLDWIDE         INVESTORS
          VP SRI          TECHNOLOGY          CONTRA-           EQUITY-         PORTFOLIO--       PORTFOLIO--          TRUST
         BALANCED          GROWTH--          FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
         PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $3,101            $4,432            $ 3,499           $ 2,421           $11,073           $ 1,226           $  227

           4,487             5,514             39,728            19,093            51,613            16,576            2,907

--------------------------------------------------------------------------------






                                                                 NEUBERGER
                                                                  BERMAN             ROYCE
                              MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS
                          --------------------------------------------------------------------


Number of shares.......           700              102               111              7,620

Identified cost........       $10,047           $2,707            $2,335            $74,516































                                                                 NEUBERGER
                                                                  BERMAN             ROYCE
                              MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS
                          --------------------------------------------------------------------


Purchases..............       $  320            $  162             $122             $17,541

Proceeds from sales....        3,238             1,110              815              11,705






Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




           ROYCE                               UIF EMERGING
         SMALL-CAP         T. ROWE PRICE          MARKETS
        PORTFOLIO--           EQUITY              EQUITY              VAN ECK
        INVESTMENT            INCOME            PORTFOLIO--         VIP GLOBAL
           CLASS             PORTFOLIO            CLASS I           HARD ASSETS
--------------------------------------------------------------------------------


            6,432               4,461               4,488              11,250

          $56,429             $97,832             $65,280            $349,513


































           ROYCE                               UIF EMERGING
         SMALL-CAP         T. ROWE PRICE          MARKETS
        PORTFOLIO--           EQUITY              EQUITY              VAN ECK
        INVESTMENT            INCOME            PORTFOLIO--         VIP GLOBAL
           CLASS             PORTFOLIO            CLASS I           HARD ASSETS
--------------------------------------------------------------------------------


          $12,793             $ 3,039             $ 5,453             $43,289

           10,710              19,418              18,071              64,384

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------



Number of shares............         8,216            12,436             2,718            20,399

Identified cost.............       $88,150          $176,058           $51,346          $211,881







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         2,914            12,565             5,373            15,940

Identified cost.............       $43,651          $188,462           $67,066          $161,482










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 8,027           $62,525           $2,387            $61,320

Proceeds from sales.........        15,622            25,949            5,413             27,057







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $5,463            $20,229           $13,264           $10,653

Proceeds from sales.........        4,150             16,671            11,004            25,051



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


            15,148             24,622            11,078             9,823             1,455             72,250             23,472

          $157,838           $218,769          $127,487           $96,224           $31,909           $660,526           $276,457





                                                                                                      COLUMBIA
                            MAINSTAY VP                                              ALGER            SMALL CAP
         MAINSTAY VP         MODERATE         MAINSTAY VP       MAINSTAY VP        SMALL CAP         VALUE FUND,        DREYFUS IP
          MODERATE            GROWTH            S&P 500         U.S. SMALL         GROWTH--           VARIABLE          TECHNOLOGY
        ALLOCATION--       ALLOCATION--         INDEX--            CAP--            CLASS S           SERIES--           GROWTH--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SHARES             CLASS B        SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------


            28,454             24,375             6,748             8,936             1,269              2,816              3,796
          $288,330           $247,779          $164,519           $62,176           $32,873            $44,348            $34,916








                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $30,147            $55,663           $49,680           $12,090           $1,961            $137,007            $17,317
            19,090             39,331            32,540            13,025            4,233              66,031             29,995





                                                                                                      COLUMBIA
                            MAINSTAY VP                                              ALGER            SMALL CAP
         MAINSTAY VP         MODERATE         MAINSTAY VP       MAINSTAY VP        SMALL CAP         VALUE FUND,        DREYFUS IP
          MODERATE            GROWTH            S&P 500         U.S. SMALL         GROWTH--           VARIABLE          TECHNOLOGY
        ALLOCATION--       ALLOCATION--         INDEX--            CAP--            CLASS S           SERIES--           GROWTH--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SHARES             CLASS B        SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------


           $73,534            $43,046           $ 9,805           $ 6,802           $  570             $12,689            $10,560

            51,302             24,458            19,611            11,948            5,858              10,589              8,088

--------------------------------------------------------------------------------






                                 FIDELITY(R)          FIDELITY(R)
                                     VIP                  VIP           FIDELITY(R)
                                   CONTRA-              EQUITY-             VIP          JANUS ASPEN
                                  FUND(R)--            INCOME--          MID CAP--        BALANCED
                                SERVICE CLASS        SERVICE CLASS     SERVICE CLASS     PORTFOLIO--
                                      2                    2                 2         SERVICE SHARES
                               ----------------------------------------------------------------------


Number of shares............        12,365                6,264             6,382            5,036

Identified cost.............      $330,168             $138,765          $186,828         $137,019

                                UIF EMERGING          VICTORY VIF
                               MARKETS EQUITY         DIVERSIFIED
                                 PORTFOLIO--            STOCK--
                                  CLASS II          CLASS A SHARES
                               ----------------------------------------------------------------------


Number of shares............         9,628                2,192

Identified cost.............      $138,869             $ 21,991











                                 FIDELITY(R)       FIDELITY(R)
                                     VIP               VIP           FIDELITY(R)
                                   CONTRA-           EQUITY-             VIP          JANUS ASPEN
                                  FUND(R)--         INCOME--          MID CAP--        BALANCED
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     PORTFOLIO--
                                      2                 2                 2         SERVICE SHARES
                               -------------------------------------------------------------------


Purchases...................       $20,004           $ 7,803           $25,322          $25,914

Proceeds from sales.........        34,434            17,972            23,185           14,755

                                UIF EMERGING       VICTORY VIF
                               MARKETS EQUITY      DIVERSIFIED
                                 PORTFOLIO--         STOCK--
                                  CLASS II       CLASS A SHARES
                               -------------------------------------------------------------------


Purchases...................       $22,372           $ 3,096

Proceeds from sales.........        22,024             4,789



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                 NEUBERGER
                            MFS(R)                                                BERMAN             PIMCO
        JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP       REAL RETURN
         WORLDWIDE           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--      T. ROWE PRICE
        PORTFOLIO--        SERIES--          SERIES--          SERIES--         PORTFOLIO--         ADVISOR        EQUITY INCOME
      SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS         PORTFOLIO--II
--------------------------------------------------------------------------------------------------------------------------------


            1,151              382               439             15,725             1,151             2,997             7,865

          $32,282           $7,304            $7,458           $423,330           $27,416           $39,803          $170,241






























                                                                                 NEUBERGER
                            MFS(R)                                                BERMAN             PIMCO
        JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP       REAL RETURN
         WORLDWIDE           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--      T. ROWE PRICE
        PORTFOLIO--        SERIES--          SERIES--          SERIES--         PORTFOLIO--         ADVISOR        EQUITY INCOME
      SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS         PORTFOLIO--II
--------------------------------------------------------------------------------------------------------------------------------


          $4,423            $  771            $  657            $36,666           $7,190            $43,893           $12,862

           4,910             1,076             1,467             49,248            5,546              4,224            18,438

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VII, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:




                                                                                                   MAINSTAY VP
                                   MAINSTAY VP                     MAINSTAY VP                        COMMON
                                      BOND--                           CASH                          STOCK--
                                  INITIAL CLASS                     MANAGEMENT                    INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       310             226           22,928           8,683              7              37
Units Redeemed...........      (577)           (730)         (40,984)        (54,845)          (701)           (679)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (267)           (504)         (18,056)        (46,162)          (694)           (642)
                               ====            ====          =======         =======           ====            ====



SERIES II POLICIES
Units Issued.............         3               1            8,050           5,524             --              13
Units Redeemed...........        (9)             (7)         (11,573)        (18,330)           (28)            (10)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        (6)             (6)          (3,523)        (12,806)           (28)              3
                               ====            ====          =======         =======           ====            ====



SERIES III POLICIES
Units Issued.............       269               5           44,957           3,768             14               5
Units Redeemed...........      (657)           (376)         (64,201)        (59,372)          (452)           (337)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (388)           (371)         (19,244)        (55,604)          (438)           (332)
                               ====            ====          =======         =======           ====            ====



SERIES IV POLICIES
Units Issued.............        76              23           21,643           9,356              7               2
Units Redeemed...........      (186)           (103)         (40,736)        (49,492)           (89)            (71)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (110)            (80)         (19,093)        (40,136)           (82)            (69)
                               ====            ====          =======         =======           ====            ====



SERIES V POLICIES
Units Issued.............         6              --            2,450           1,997             --               1
Units Redeemed...........        (3)             (7)          (2,638)         (8,137)            (1)             (3)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........         3              (7)            (188)         (6,140)            (1)             (2)
                               ====            ====          =======         =======           ====            ====



SERIES VI POLICIES
Units Issued.............        --              --           15,725           2,328             --              --
Units Redeemed...........        --              --          (23,985)        (28,092)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --           (8,260)        (25,764)            --              --
                               ====            ====          =======         =======           ====            ====



SERIES VII POLICIES
Units Issued.............        --              --              597             234             --              --
Units Redeemed...........        --              --             (504)            (77)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --               93             157             --              --
                               ====            ====          =======         =======           ====            ====



SERIES VIII POLICIES
Units Issued.............        --              --              520             144             --              --
Units Redeemed...........        --              --             (277)            (74)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --              243              70             --              --
                               ====            ====          =======         =======           ====            ====



SERIES IX POLICIES
Units Issued.............        --              --              577              62             --              --
Units Redeemed...........        --              --             (191)            (23)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --              386              39             --              --
                               ====            ====          =======         =======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                          MAINSTAY VP
                                                                                          HIGH YIELD
            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP                CORPORATE
           CONVERTIBLE--             GOVERNMENT--             GROWTH EQUITY--               BOND--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           81          140          344            67          22           87           336        1,015
         (587)        (576)        (824)       (1,148)       (983)        (997)       (1,626)      (1,590)
         ----         ----         ----        ------        ----         ----        ------       ------
         (506)        (436)        (480)       (1,081)       (961)        (910)       (1,290)        (575)
         ====         ====         ====        ======        ====         ====        ======       ======




           12            1            3             5           1           --           200            2
          (16)          (9)          (3)           (4)         (1)          (7)         (213)         (15)
         ----         ----         ----        ------        ----         ----        ------       ------
           (4)          (8)          --             1          --           (7)          (13)         (13)
         ====         ====         ====        ======        ====         ====        ======       ======




          104          196          394             7          42           --         1,116          734
         (518)        (365)        (722)         (632)       (300)        (285)       (1,782)        (612)
         ----         ----         ----        ------        ----         ----        ------       ------
         (414)        (169)        (328)         (625)       (258)        (285)         (666)         122
         ====         ====         ====        ======        ====         ====        ======       ======




           16            1          147             7          11            3           238          227
         (110)        (117)        (268)         (172)       (100)         (58)         (547)        (193)
         ----         ----         ----        ------        ----         ----        ------       ------
          (94)        (116)        (121)         (165)        (89)         (55)         (309)          34
         ====         ====         ====        ======        ====         ====        ======       ======




           --            2            4            --          --           --             3            2
           (4)         (19)          (6)           (4)         --           --            (1)          (1)
         ----         ----         ----        ------        ----         ----        ------       ------
           (4)         (17)          (2)           (4)         --           --             2            1
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======


--------------------------------------------------------------------------------







                                   MAINSTAY VP                                                     MAINSTAY VP
                                   ICAP SELECT                     MAINSTAY VP                    INTERNATIONAL
                                     EQUITY--                    INCOME BUILDER--                    EQUITY--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         50           2,945             25              32              52              23
Units Redeemed...........     (2,116)         (1,495)          (592)           (749)           (357)           (470)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........     (2,066)          1,450           (567)           (717)           (305)           (447)
                              ======          ======           ====            ====            ====            ====



SERIES II POLICIES
Units Issued.............          3              38             --               1               7              --
Units Redeemed...........        (37)            (10)           (10)             (9)            (14)             (2)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........        (34)             28            (10)             (8)             (7)             (2)
                              ======          ======           ====            ====            ====            ====



SERIES III POLICIES
Units Issued.............         51           1,501             34               2              38               1
Units Redeemed...........     (1,010)           (569)          (239)           (244)           (279)           (287)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (959)            932           (205)           (242)           (241)           (286)
                              ======          ======           ====            ====            ====            ====



SERIES IV POLICIES
Units Issued.............         46             623              3               2              22               7
Units Redeemed...........       (343)           (112)           (61)            (44)            (94)            (48)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (297)            511            (58)            (42)            (72)            (41)
                              ======          ======           ====            ====            ====            ====



SERIES V POLICIES
Units Issued.............          1               5             --              --              --              --
Units Redeemed...........         (2)             (4)            --              --              --              (2)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         (1)              1             --              --              --              (2)
                              ======          ======           ====            ====            ====            ====



SERIES VI POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES VII POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES VIII POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES IX POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
             LARGE CAP                  MID CAP                   MID CAP                   MID CAP
             GROWTH--                   CORE--                   GROWTH--                   VALUE--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           94          145           92        2,010          --             29         --             41
         (491)        (389)        (732)        (262)         --         (2,823)        --         (3,785)
         ----         ----         ----        -----          --         ------         --         ------
         (397)        (244)        (640)       1,748          --         (2,794)        --         (3,744)
         ====         ====         ====        =====          ==         ======         ==         ======




           18           13            3            2          --             --         --             --
          (16)          (9)          (3)          (2)         --            (11)        --            (28)
         ----         ----         ----        -----          --         ------         --         ------
            2            4           --           --          --            (11)        --            (28)
         ====         ====         ====        =====          ==         ======         ==         ======





           73          128           64          794          --             --         --             --
         (437)        (220)        (357)        (104)         --         (1,143)        --         (1,878)
         ----         ----         ----        -----          --         ------         --         ------
         (364)         (92)        (293)         690          --         (1,143)        --         (1,878)
         ====         ====         ====        =====          ==         ======         ==         ======




           33            2           22          354          --              1         --              2
          (42)         (48)        (161)         (32)         --           (463)        --           (808)
         ----         ----         ----        -----          --         ------         --         ------
           (9)         (46)        (139)         322          --           (462)        --           (806)
         ====         ====         ====        =====          ==         ======         ==         ======




           --            1           --            2          --             --         --             --
           --          (14)          --           (1)         --             (2)        --             (9)
         ----         ----         ----        -----          --         ------         --         ------
           --          (13)          --            1          --             (2)        --             (9)
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======


--------------------------------------------------------------------------------








                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                     S&P 500                        SMALL CAP                       U.S. SMALL
                                     INDEX--                         GROWTH--                         CAP--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         16              94            --                22            125           1,245
Units Redeemed...........     (1,403)         (1,391)           --            (1,766)          (486)           (122)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........     (1,387)         (1,297)           --            (1,744)          (361)          1,123
                              ======          ======            ==            ======           ====           =====



SERIES II POLICIES
Units Issued.............          3              --            --                --              4              13
Units Redeemed...........        (14)            (20)           --                (9)           (12)             (2)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........        (11)            (20)           --                (9)            (8)             11
                              ======          ======            ==            ======           ====           =====



SERIES III POLICIES
Units Issued.............         87               1            --                --             82             604
Units Redeemed...........       (857)           (788)           --              (856)          (290)            (48)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........       (770)           (787)           --              (856)          (208)            556
                              ======          ======            ==            ======           ====           =====



SERIES IV POLICIES
Units Issued.............         13               4            --                 1              5             261
Units Redeemed...........       (196)           (144)           --              (459)          (116)            (12)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........       (183)           (140)           --              (458)          (111)            249
                              ======          ======            ==            ======           ====           =====



SERIES V POLICIES
Units Issued.............         --              --            --                --             --               1
Units Redeemed...........         (3)             (2)           --                (4)            --              (7)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         (3)             (2)           --                (4)            --              (6)
                              ======          ======            ==            ======           ====           =====



SERIES VI POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES VII POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES VIII POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES IX POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                DREYFUS IP                FIDELITY(R)
            ALGER SMALL               CALVERT VP                TECHNOLOGY                    VIP
           CAP GROWTH--              SRI BALANCED                GROWTH--               CONTRAFUND(R)--
         CLASS I-2 SHARES              PORTFOLIO              INITIAL SHARES             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           14           21           40           40          213          304            19           86
         (443)        (485)        (110)        (123)        (320)        (118)       (1,084)      (1,222)
         ----         ----         ----         ----         ----         ----        ------       ------
         (429)        (464)         (70)         (83)        (107)         186        (1,065)      (1,136)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            1            3            3           --             5           --
           (8)          (6)          (3)          (5)          (1)          (9)          (12)         (25)
         ----         ----         ----         ----         ----         ----        ------       ------
           (8)          (6)          (2)          (2)           2           (9)           (7)         (25)
         ====         ====         ====         ====         ====         ====        ======       ======




           12           --           20           10          185          154            41            9
         (195)        (203)        (146)        (149)        (199)         (57)         (629)        (592)
         ----         ----         ----         ----         ----         ----        ------       ------
         (183)        (203)        (126)        (139)         (14)          97          (588)        (583)
         ====         ====         ====         ====         ====         ====        ======       ======




            1           --           24            9           22           19            14            5
          (28)         (30)         (51)         (28)         (33)          (9)         (211)        (231)
         ----         ----         ----         ----         ----         ----        ------       ------
          (27)         (30)         (27)         (19)         (11)          10          (197)        (226)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            1            2            1            1             1            1
           --           (1)          (3)          (1)          --           --            (7)          (2)
         ----         ----         ----         ----         ----         ----        ------       ------
           --           (1)          (2)           1            1            1            (6)          (1)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           21            4           --           --            --           --
           --           --          (19)         (37)          --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --            2          (33)          --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            4           --           --           --            --           --
           --           --           --           --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --            4           --           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           72            3           --           --            --           --
           --           --           (9)          --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --           63            3           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           59            2           --           --            --           --
           --           --           (2)          --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --           57            2           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======


--------------------------------------------------------------------------------







                                   FIDELITY(R)                     JANUS ASPEN                     JANUS ASPEN
                                       VIP                           BALANCED                       WORLDWIDE
                                     EQUITY-                       PORTFOLIO--                     PORTFOLIO--
                                     INCOME--                     INSTITUTIONAL                   INSTITUTIONAL
                                  INITIAL CLASS                       SHARES                          SHARES
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............        35              44               22              82             32              67
Units Redeemed...........      (708)           (793)          (1,262)         (1,390)          (793)           (781)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........      (673)           (749)          (1,240)         (1,308)          (761)           (714)
                               ====            ====           ======          ======           ====            ====



SERIES II POLICIES
Units Issued.............        --              --                9               3              1               1
Units Redeemed...........        (8)            (12)             (18)            (14)            (9)            (11)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        (8)            (12)              (9)            (11)            (8)            (10)
                               ====            ====           ======          ======           ====            ====



SERIES III POLICIES
Units Issued.............        44               2               91               2             33              --
Units Redeemed...........      (510)           (418)            (805)           (641)          (408)           (240)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........      (466)           (416)            (714)           (639)          (375)           (240)
                               ====            ====           ======          ======           ====            ====



SERIES IV POLICIES
Units Issued.............         6               4              135              96             10               1
Units Redeemed...........       (91)           (106)            (173)           (145)           (81)            (41)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........       (85)           (102)             (38)            (49)           (71)            (40)
                               ====            ====           ======          ======           ====            ====



SERIES V POLICIES
Units Issued.............         1              --               --               1             --              --
Units Redeemed...........        (2)             (5)              (4)             (3)            (1)             (2)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        (1)             (5)              (4)             (2)            (1)             (2)
                               ====            ====           ======          ======           ====            ====



SERIES VI POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====



SERIES VII POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====



SERIES VIII POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====



SERIES IX POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                           NEUBERGER
              MFS(R)                                                                        BERMAN
             INVESTORS                  MFS(R)                    MFS(R)                  AMT MID-CAP
               TRUST                   RESEARCH                  UTILITIES                  GROWTH
             SERIES--                  SERIES--                  SERIES--                 PORTFOLIO--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS                CLASS I
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


            6            5            7           12           2           --            6           --
         (168)        (158)        (174)        (201)        (15)         (18)         (19)         (42)
         ----         ----         ----         ----         ---          ---          ---          ---
         (162)        (153)        (167)        (189)        (13)         (18)         (13)         (42)
         ====         ====         ====         ====         ===          ===          ===          ===




            1           --           --           --          --           --           --           --
           (1)          (5)          --           (1)         --           (2)          --           (1)
         ----         ----         ----         ----         ---          ---          ---          ---
           --           (5)          --           (1)         --           (2)          --           (1)
         ====         ====         ====         ====         ===          ===          ===          ===




            5           --           19           12           3           --            6           --
         (108)        (136)        (131)         (87)        (49)         (37)         (40)         (31)
         ----         ----         ----         ----         ---          ---          ---          ---
         (103)        (136)        (112)         (75)        (46)         (37)         (34)         (31)
         ====         ====         ====         ====         ===          ===          ===          ===




            1            3           --            1          --           --            1            2
          (14)         (21)         (20)         (11)         (1)          (2)          (5)          (9)
         ----         ----         ----         ----         ---          ---          ---          ---
          (13)         (18)         (20)         (10)         (1)          (2)          (4)          (7)
         ====         ====         ====         ====         ===          ===          ===          ===




           --           --            1           --          --           --           --           --
           --           (3)          --           --          --           --           --           (1)
         ----         ----         ----         ----         ---          ---          ---          ---
           --           (3)           1           --          --           --           --           (1)
         ====         ====         ====         ====         ===          ===          ===          ===




           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===




           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===




           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===




           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===


--------------------------------------------------------------------------------






                                      ROYCE                           ROYCE
                                    MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE
                                   PORTFOLIO--                     PORTFOLIO--                        EQUITY
                                    INVESTMENT                      INVESTMENT                        INCOME
                                      CLASS                           CLASS                         PORTFOLIO
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------


SERIES I POLICIES
Units Issued.............       345             271             274             184              59              52
Units Redeemed...........      (179)           (110)           (196)           (126)           (743)           (998)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       166             161              78              58            (684)           (946)
                               ====            ====            ====            ====            ====            ====



SERIES II POLICIES
Units Issued.............        24              31              30              24               4              --
Units Redeemed...........       (36)            (19)            (42)            (34)            (11)            (24)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (12)             12             (12)            (10)             (7)            (24)
                               ====            ====            ====            ====            ====            ====



SERIES III POLICIES
Units Issued.............       193             249             196              63              45              --
Units Redeemed...........      (208)            (57)           (189)           (153)           (477)           (521)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (15)            192               7             (90)           (432)           (521)
                               ====            ====            ====            ====            ====            ====



SERIES IV POLICIES
Units Issued.............       157             188             108             270              10               3
Units Redeemed...........      (168)           (226)           (194)            (65)           (166)           (273)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (11)            (38)            (86)            205            (156)           (270)
                               ====            ====            ====            ====            ====            ====



SERIES V POLICIES
Units Issued.............        21              16               9              24              --               1
Units Redeemed...........       (44)             (5)            (20)             (4)             (1)             (3)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (23)             11             (11)             20              (1)             (2)
                               ====            ====            ====            ====            ====            ====



SERIES VI POLICIES
Units Issued.............       152             196             169              69              --              --
Units Redeemed...........      (171)            (37)           (179)            (55)             --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (19)            159             (10)             14              --              --
                               ====            ====            ====            ====            ====            ====



SERIES VII POLICIES
Units Issued.............        46               9              75               7              --              --
Units Redeemed...........       (10)             --              (5)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........        36               9              70               7              --              --
                               ====            ====            ====            ====            ====            ====



SERIES VIII POLICIES
Units Issued.............       146              47             109              53              --              --
Units Redeemed...........       (12)             --             (13)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       134              47              96              53              --              --
                               ====            ====            ====            ====            ====            ====



SERIES IX POLICIES
Units Issued.............       136              33             122              21              --              --
Units Redeemed...........        (5)             (1)             (5)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       131              32             117              21              --              --
                               ====            ====            ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                UIF
             EMERGING
          MARKETS EQUITY                VAN ECK
            PORTFOLIO--               VIP GLOBAL
              CLASS I                 HARD ASSETS
      ----------------------    ----------------------
         2010         2009         2010         2009
------------------------------------------------------


          120          207          359          410
         (487)        (241)        (414)        (325)
         ----         ----         ----         ----
         (367)         (34)         (55)          85
         ====         ====         ====         ====




            8           --           31           47
           (6)          (2)         (59)         (27)
         ----         ----         ----         ----
            2           (2)         (28)          20
         ====         ====         ====         ====




           63          142          221          187
         (262)         (76)        (520)        (143)
         ----         ----         ----         ----
         (199)          66         (299)          44
         ====         ====         ====         ====




           38           22          241          413
          (48)         (12)        (382)        (131)
         ----         ----         ----         ----
          (10)          10         (141)         282
         ====         ====         ====         ====




            1            1           18           15
           (1)          (4)         (30)         (31)
         ----         ----         ----         ----
           --           (3)         (12)         (16)
         ====         ====         ====         ====




           --           --          100          143
           --           --         (364)        (116)
         ----         ----         ----         ----
           --           --         (264)          27
         ====         ====         ====         ====




           --           --          136           26
           --           --          (16)          --
         ----         ----         ----         ----
           --           --          120           26
         ====         ====         ====         ====




           --           --          373          115
           --           --          (10)          (1)
         ----         ----         ----         ----
           --           --          363          114
         ====         ====         ====         ====




           --           --          331           86
           --           --          (28)          (2)
         ----         ----         ----         ----
           --           --          303           84
         ====         ====         ====         ====


--------------------------------------------------------------------------------




                                                                              MAINSTAY VP
                          MAINSTAY VP               MAINSTAY VP                 COMMON
                          BALANCED--                  BOND--                    STOCK--
                         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
                    ----------------------    ----------------------    ----------------------
                       2010         2009         2010         2009         2010         2009
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       213          147          750          243           53           66
Units Redeemed...      (337)        (547)        (343)        (180)         (71)         (54)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (124)        (400)         407           63          (18)          12
                       ====         ====         ====         ====         ====         ====


SERIES II
  POLICIES
Units Issued.....        20           24          179           82            7           10
Units Redeemed...       (66)         (31)        (145)         (60)         (23)         (13)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       (46)          (7)          34           22          (16)          (3)
                       ====         ====         ====         ====         ====         ====


SERIES III
  POLICIES
Units Issued.....        89           20          678          172           28           15
Units Redeemed...      (309)        (319)        (371)        (169)        (106)        (124)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (220)        (299)         307            3          (78)        (109)
                       ====         ====         ====         ====         ====         ====


SERIES IV
  POLICIES
Units Issued.....        40           55          843          503           27           44
Units Redeemed...      (370)        (168)        (410)        (204)        (128)         (88)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (330)        (113)         433          299         (101)         (44)
                       ====         ====         ====         ====         ====         ====


SERIES V POLICIES
Units Issued.....         9            5           62           58           --            3
Units Redeemed...       (23)         (40)         (95)         (82)          (4)          (1)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       (14)         (35)         (33)         (24)          (4)           2
                       ====         ====         ====         ====         ====         ====


SERIES VI
  POLICIES
Units Issued.....        75           30          752          308           20           51
Units Redeemed...      (223)        (318)        (504)        (148)         (85)         (73)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (148)        (288)         248          160          (65)         (22)
                       ====         ====         ====         ====         ====         ====


SERIES VII
  POLICIES
Units Issued.....        38            5          349           56            4            5
Units Redeemed...        (8)          --          (32)          (4)          --           --
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..        30            5          317           52            4            5
                       ====         ====         ====         ====         ====         ====


SERIES VIII
  POLICIES
Units Issued.....        80            9          581          142           19            8
Units Redeemed...       (19)          --          (50)          --           (3)          --
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..        61            9          531          142           16            8
                       ====         ====         ====         ====         ====         ====


SERIES IX
  POLICIES
Units Issued.....       107            7          572           71           11            7
Units Redeemed...        (5)          --          (55)          --           (1)          (4)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       102            7          517           71           10            3
                       ====         ====         ====         ====         ====         ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




            MAINSTAY VP
           CONSERVATIVE               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              CONVERTIBLE--            FLOATING RATE--            GOVERNMENT--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------

        1,280          993          307          392          720        1,828          629           319
         (468)        (503)        (111)        (123)        (672)        (466)        (394)         (674)
        -----         ----         ----         ----         ----        -----         ----        ------
          812          490          196          269           48        1,362          235          (355)
        =====         ====         ====         ====         ====        =====         ====        ======



          226           77           81          180          180          463          184           137
         (223)        (192)        (133)         (76)        (207)        (123)        (180)         (270)
        -----         ----         ----         ----         ----        -----         ----        ------
            3         (115)         (52)         104          (27)         340            4          (133)
        =====         ====         ====         ====         ====        =====         ====        ======



          615          678          314          383          785        1,558          715            63
         (461)        (252)        (379)        (129)        (914)        (436)        (740)       (1,088)
        -----         ----         ----         ----         ----        -----         ----        ------
          154          426          (65)         254         (129)       1,122          (25)       (1,025)
        =====         ====         ====         ====         ====        =====         ====        ======



          801          813          217          360          695        2,334          659           241
         (434)        (172)        (253)        (150)        (759)        (237)        (463)         (613)
        -----         ----         ----         ----         ----        -----         ----        ------
          367          641          (36)         210          (64)       2,097          196          (372)
        =====         ====         ====         ====         ====        =====         ====        ======



           38           91           22           84           31          152           29            44
         (128)         (43)         (68)         (28)        (119)         (57)         (92)          (66)
        -----         ----         ----         ----         ----        -----         ----        ------
          (90)          48          (46)          56          (88)          95          (63)          (22)
        =====         ====         ====         ====         ====        =====         ====        ======



          778          313          244          711          602        1,269          571            92
         (410)        (186)        (319)        (133)        (611)        (173)        (540)         (924)
        -----         ----         ----         ----         ----        -----         ----        ------
          368          127          (75)         578           (9)       1,096           31          (832)
        =====         ====         ====         ====         ====        =====         ====        ======



          255           67          178           39          457          123          456            49
          (43)          (3)         (23)          --          (89)          (7)        (220)           (1)
        -----         ----         ----         ----         ----        -----         ----        ------
          212           64          155           39          368          116          236            48
        =====         ====         ====         ====         ====        =====         ====        ======



          550          170          359           99          587          172          333            53
          (22)          --           (3)          (1)         (32)          (2)         (33)           (3)
        -----         ----         ----         ----         ----        -----         ----        ------
          528          170          356           98          555          170          300            50
        =====         ====         ====         ====         ====        =====         ====        ======



          666          156          336           73          489           74          335            27
          (84)          (1)         (11)          --           (3)          --          (18)           --
        -----         ----         ----         ----         ----        -----         ----        ------
          582          155          325           73          486           74          317            27
        =====         ====         ====         ====         ====        =====         ====        ======


--------------------------------------------------------------------------------






                                   MAINSTAY VP                                                     MAINSTAY VP
                                      GROWTH                       MAINSTAY VP                      HIGH YIELD
                                   ALLOCATION--                  GROWTH EQUITY--                 CORPORATE BOND--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       485             652              65              68              959          1,349
Units Redeemed...........      (383)           (312)            (71)            (79)            (205)          (402)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       102             340              (6)            (11)             754            947
                               ====            ====            ====            ====           ======          =====


SERIES II POLICIES
Units Issued.............        19              44               3               8              216          1,104
Units Redeemed...........       (25)            (15)             (5)             (5)            (330)          (182)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........        (6)             29              (2)              3             (114)           922
                               ====            ====            ====            ====           ======          =====


SERIES III POLICIES
Units Issued.............       119             199              25              12            1,028          2,787
Units Redeemed...........      (183)           (160)           (102)           (123)          (1,254)          (583)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       (64)             39             (77)           (111)            (226)         2,204
                               ====            ====            ====            ====           ======          =====


SERIES IV POLICIES
Units Issued.............       175             322              22              16              583          2,882
Units Redeemed...........      (390)           (173)            (94)            (75)            (969)          (625)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........      (215)            149             (72)            (59)            (386)         2,257
                               ====            ====            ====            ====           ======          =====


SERIES V POLICIES
Units Issued.............         1               4               2              20              104            386
Units Redeemed...........       (14)             (3)            (23)             (5)            (176)           (95)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       (13)              1             (21)             15              (72)           291
                               ====            ====            ====            ====           ======          =====


SERIES VI POLICIES
Units Issued.............       143             103              20              14              780          2,553
Units Redeemed...........      (265)           (113)            (49)            (85)            (885)          (573)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........      (122)            (10)            (29)            (71)            (105)         1,980
                               ====            ====            ====            ====           ======          =====


SERIES VII POLICIES
Units Issued.............        15               5               9               1              807            254
Units Redeemed...........        (2)             --              (4)             --             (146)           (12)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........        13               5               5               1              661            242
                               ====            ====            ====            ====           ======          =====


SERIES VIII POLICIES
Units Issued.............       116              49              18               2            1,321            441
Units Redeemed...........        (7)             (1)             (2)             --              (39)            (2)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       109              48              16               2            1,282            439
                               ====            ====            ====            ====           ======          =====


SERIES IX POLICIES
Units Issued.............       125              37              19               3            2,032            390
Units Redeemed...........       (17)             --              (2)             --              (13)            (3)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       108              37              17               3            2,019            387
                               ====            ====            ====            ====           ======          =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
       ICAP SELECT EQUITY--        INCOME BUILDER--       INTERNATIONAL EQUITY--      LARGE CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


          336        1,995          78            79          251          225          251          268
         (224)        (212)        (67)          (67)         (76)        (192)         (75)         (59)
         ----        -----         ---          ----         ----         ----         ----         ----
          112        1,783          11            12          175           33          176          209
         ====        =====         ===          ====         ====         ====         ====         ====



           54          267          11            17           40           35           21           26
         (193)         (56)         (4)          (11)         (68)         (49)         (58)         (33)
         ----        -----         ---          ----         ----         ----         ----         ----
         (139)         211           7             6          (28)         (14)         (37)          (7)
         ====        =====         ===          ====         ====         ====         ====         ====



           72        1,968          41            12          104           86          149          192
         (565)        (187)        (75)         (122)        (307)        (243)        (233)         (76)
         ----        -----         ---          ----         ----         ----         ----         ----
         (493)       1,781         (34)         (110)        (203)        (157)         (84)         116
         ====        =====         ===          ====         ====         ====         ====         ====



           76        2,630          41            23          188          176          226          236
         (609)        (239)        (86)          (73)        (281)        (289)        (225)        (168)
         ----        -----         ---          ----         ----         ----         ----         ----
         (533)       2,391         (45)          (50)         (93)        (113)           1           68
         ====        =====         ===          ====         ====         ====         ====         ====



           12          131           6             5           10           15           21           53
          (61)         (24)         (4)           (5)         (44)         (29)         (42)         (18)
         ----        -----         ---          ----         ----         ----         ----         ----
          (49)         107           2            --          (34)         (14)         (21)          35
         ====        =====         ===          ====         ====         ====         ====         ====



          142        1,567          60            35           98           64          171          263
         (435)        (191)        (60)          (44)        (188)        (256)        (265)         (73)
         ----        -----         ---          ----         ----         ----         ----         ----
         (293)       1,376          --            (9)         (90)        (192)         (94)         190
         ====        =====         ===          ====         ====         ====         ====         ====



          152           23          28             3          100           10           49           18
          (19)          --          (5)           --          (10)          --          (10)          --
         ----        -----         ---          ----         ----         ----         ----         ----
          133           23          23             3           90           10           39           18
         ====        =====         ===          ====         ====         ====         ====         ====



          276           93          50            16          237           60          148           65
          (11)          (1)         (8)           --           (9)          --          (10)          --
         ----        -----         ---          ----         ----         ----         ----         ----
          265           92          42            16          228           60          138           65
         ====        =====         ===          ====         ====         ====         ====         ====



          245           66          70             6          183           52          164           50
           (3)          (1)         (2)           --          (12)          (1)          (5)          (2)
         ----        -----         ---          ----         ----         ----         ----         ----
          242           65          68             6          171           51          159           48
         ====        =====         ===          ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                  MID CAP CORE--                 MID CAP GROWTH--                MID CAP VALUE--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       148           1,546             --               114            --               122
Units Redeemed...........      (184)           (101)            --            (1,539)           --            (1,823)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (36)          1,445             --            (1,425)           --            (1,701)
                               ====           =====             ==            ======            ==            ======


SERIES II POLICIES
Units Issued.............        30             144             --                 7            --                20
Units Redeemed...........       (70)            (19)            --              (171)           --              (246)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (40)            125             --              (164)           --              (226)
                               ====           =====             ==            ======            ==            ======


SERIES III POLICIES
Units Issued.............        98           1,587             --                26            --                25
Units Redeemed...........      (468)           (101)            --            (1,685)           --            (2,282)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (370)          1,486             --            (1,659)           --            (2,257)
                               ====           =====             ==            ======            ==            ======


SERIES IV POLICIES
Units Issued.............       121           1,804             --                57            --                71
Units Redeemed...........      (385)           (106)            --            (1,935)           --            (2,910)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (264)          1,698             --            (1,878)           --            (2,839)
                               ====           =====             ==            ======            ==            ======


SERIES V POLICIES
Units Issued.............        10              76             --                 4            --                 2
Units Redeemed...........       (34)             (3)            --               (72)           --              (104)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (24)             73             --               (68)           --              (102)
                               ====           =====             ==            ======            ==            ======


SERIES VI POLICIES
Units Issued.............       181           1,238             --                22            --                38
Units Redeemed...........      (380)            (94)            --            (1,427)           --            (1,741)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (199)          1,144             --            (1,405)           --            (1,703)
                               ====           =====             ==            ======            ==            ======


SERIES VII POLICIES
Units Issued.............        35               3             --                 1            --                 3
Units Redeemed...........        (9)             --             --                (1)           --                (3)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        26               3             --                --            --                --
                               ====           =====             ==            ======            ==            ======


SERIES VIII POLICIES
Units Issued.............        77              34             --                 6            --                12
Units Redeemed...........        (8)             --             --                (6)           --               (12)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        69              34             --                --            --                --
                               ====           =====             ==            ======            ==            ======


SERIES IX POLICIES
Units Issued.............        58              16             --                 7            --                11
Units Redeemed...........        (4)             --             --                (7)           --               (11)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        54              16             --                --            --                --
                               ====           =====             ==            ======            ==            ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP
             MODERATE               MODERATE GROWTH             MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              ALLOCATION--             S&P 500 INDEX--         SMALL CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


         1,835       1,672        1,285        1,425          186          340          --             82
          (898)       (735)        (492)        (643)        (191)        (293)         --         (1,160)
        ------       -----        -----        -----         ----         ----          --         ------
           937         937          793          782           (5)          47          --         (1,078)
        ======       =====        =====        =====         ====         ====          ==         ======



           164         294           58           63           13           59          --              1
          (225)        (89)         (69)        (285)         (51)         (60)         --            (61)
        ------       -----        -----        -----         ----         ----          --         ------
           (61)        205          (11)        (222)         (38)          (1)         --            (60)
        ======       =====        =====        =====         ====         ====          ==         ======



         2,025       1,770          366          419          113           43          --             11
        (2,256)       (250)        (589)        (739)        (500)        (318)         --         (1,141)
        ------       -----        -----        -----         ----         ----          --         ------
          (231)      1,520         (223)        (320)        (387)        (275)         --         (1,130)
        ======       =====        =====        =====         ====         ====          ==         ======



           523       1,339          130          567          101          168          --             45
          (834)       (237)        (543)        (354)        (419)        (283)         --         (1,419)
        ------       -----        -----        -----         ----         ----          --         ------
          (311)      1,102         (413)         213         (318)        (115)         --         (1,374)
        ======       =====        =====        =====         ====         ====          ==         ======



             8          38           15            3            8           14          --              2
           (95)        (45)         (61)         (75)         (59)         (31)         --            (44)
        ------       -----        -----        -----         ----         ----          --         ------
           (87)         (7)         (46)         (72)         (51)         (17)         --            (42)
        ======       =====        =====        =====         ====         ====          ==         ======



           496         423          258          226          101          128          --             51
          (330)       (282)        (335)        (314)        (308)        (325)         --           (867)
        ------       -----        -----        -----         ----         ----          --         ------
           166         141          (77)         (88)        (207)        (197)         --           (816)
        ======       =====        =====        =====         ====         ====          ==         ======



           131          56           69           11           33            6          --             --
           (18)         --          (12)          --           (1)          --          --             --
        ------       -----        -----        -----         ----         ----          --         ------
           113          56           57           11           32            6          --             --
        ======       =====        =====        =====         ====         ====          ==         ======



           615         126          764          154           68           18          --              4
           (22)         --          (60)          --           (6)          --          --             (4)
        ------       -----        -----        -----         ----         ----          --         ------
           593         126          704          154           62           18          --             --
        ======       =====        =====        =====         ====         ====          ==         ======



           642          95          933           86           58           14          --              2
           (47)         (1)         (33)         (12)          (8)          --          --             (2)
        ------       -----        -----        -----         ----         ----          --         ------
           595          94          900           74           50           14          --             --
        ======       =====        =====        =====         ====         ====          ==         ======


--------------------------------------------------------------------------------






                                                                                                COLUMBIA SMALL CAP
                                   MAINSTAY VP                     ALGER SMALL                     VALUE FUND,
                                 U.S. SMALL CAP--                  CAP GROWTH--                 VARIABLE SERIES--
                                  SERVICE CLASS                   CLASS S SHARES                     CLASS B
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       100            804               12              29             297              65
Units Redeemed...........      (108)           (29)             (54)            (60)           (255)           (136)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        (8)           775              (42)            (31)             42             (71)
                               ====            ===             ====            ====            ====            ====


SERIES II POLICIES
Units Issued.............        12             54                2              --              43              11
Units Redeemed...........       (32)            (6)             (12)             (9)            (36)            (23)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (20)            48              (10)             (9)              7             (12)
                               ====            ===             ====            ====            ====            ====


SERIES III POLICIES
Units Issued.............        95            776                6               1             239              22
Units Redeemed...........      (208)           (28)             (80)            (82)           (257)            (48)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (113)           748              (74)            (81)            (18)            (26)
                               ====            ===             ====            ====            ====            ====


SERIES IV POLICIES
Units Issued.............        64            947                7               3             148              77
Units Redeemed...........      (233)           (28)            (106)           (100)           (165)            (93)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (169)           919              (99)            (97)            (17)            (16)
                               ====            ===             ====            ====            ====            ====


SERIES V POLICIES
Units Issued.............         9             40               --               1              10              18
Units Redeemed...........       (21)            (7)              (4)             (2)             (9)             (6)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (12)            33               (4)             (1)              1              12
                               ====            ===             ====            ====            ====            ====


SERIES VI POLICIES
Units Issued.............        94            543                9               1             215              19
Units Redeemed...........      (148)           (31)             (54)            (58)           (158)            (73)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (54)           512              (45)            (57)             57             (54)
                               ====            ===             ====            ====            ====            ====


SERIES VII POLICIES
Units Issued.............        50              2               --              --              26               2
Units Redeemed...........        (3)            --               --              --              (2)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        47              2               --              --              24               2
                               ====            ===             ====            ====            ====            ====


SERIES VIII POLICIES
Units Issued.............        32             21               --              --              57               8
Units Redeemed...........        (7)            --               --              --              (2)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        25             21               --              --              55               8
                               ====            ===             ====            ====            ====            ====


SERIES IX POLICIES
Units Issued.............        35             11               --              --              28               3
Units Redeemed...........        (1)            --               --              --              (1)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        34             11               --              --              27               3
                               ====            ===             ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








       DREYFUS IP TECHNOLOGY        FIDELITY(R) VIP           FIDELITY(R) VIP             FIDELITY(R)
             GROWTH--               CONTRAFUND(R)--           EQUITY-INCOME--            VIP MID CAP--
          SERVICE SHARES            SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


          153         171           297          461          173          214          419          218
          (81)        (48)         (151)        (289)        (177)        (205)        (287)        (333)
         ----         ---          ----         ----         ----         ----         ----         ----
           72         123           146          172           (4)           9          132         (115)
         ====         ===          ====         ====         ====         ====         ====         ====



           26          27            42           91           41           47           41           50
          (21)        (29)         (124)         (93)        (120)         (51)         (55)         (31)
         ----         ---          ----         ----         ----         ----         ----         ----
            5          (2)          (82)          (2)         (79)          (4)         (14)          19
         ====         ===          ====         ====         ====         ====         ====         ====



          161         148           215          102           58           42          215           45
         (147)        (29)         (627)        (308)        (376)        (214)        (268)        (195)
         ----         ---          ----         ----         ----         ----         ----         ----
           14         119          (412)        (206)        (318)        (172)         (53)        (150)
         ====         ===          ====         ====         ====         ====         ====         ====



          153         255           100          425           58          111          140          225
         (160)        (51)         (650)        (734)        (448)        (325)        (275)        (371)
         ----         ---          ----         ----         ----         ----         ----         ----
           (7)        204          (550)        (309)        (390)        (214)        (135)        (146)
         ====         ===          ====         ====         ====         ====         ====         ====



           16          14            18           29            6            9           18           19
          (22)         (5)          (89)         (82)         (69)         (38)         (31)         (14)
         ----         ---          ----         ----         ----         ----         ----         ----
           (6)          9           (71)         (53)         (63)         (29)         (13)           5
         ====         ===          ====         ====         ====         ====         ====         ====



          122         201            82          202           68           63          160           50
         (150)        (20)         (477)        (322)        (264)        (236)        (252)        (228)
         ----         ---          ----         ----         ----         ----         ----         ----
          (28)        181          (395)        (120)        (196)        (173)         (92)        (178)
         ====         ===          ====         ====         ====         ====         ====         ====



           28           8           140           28           15            9          134           16
           (6)         --           (16)          (4)          (5)          --          (15)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           22           8           124           24           10            9          119           16
         ====         ===          ====         ====         ====         ====         ====         ====



           60          31           278           96           58           40          255           66
          (12)         --            (3)          (1)         (11)          --           (5)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           48          31           275           95           47           40          250           66
         ====         ===          ====         ====         ====         ====         ====         ====



           92          21           208           54           94           28          196           39
          (15)         (2)           (4)          (4)         (13)          --           (8)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           77          19           204           50           81           28          188           39
         ====         ===          ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------






                                   JANUS ASPEN                     JANUS ASPEN
                                     BALANCED                       WORLDWIDE                    MFS(R) INVESTORS
                                   PORTFOLIO--                     PORTFOLIO--                    TRUST SERIES--
                                  SERVICE SHARES                  SERVICE SHARES                  SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       348             258              90            102              21              14
Units Redeemed...........      (101)           (125)            (46)           (42)            (15)            (11)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       247             133              44             60               6               3
                               ====            ====            ====            ===             ===             ===


SERIES II POLICIES
Units Issued.............        48              53              15             18              --              --
Units Redeemed...........       (47)            (38)            (20)            (7)             (3)             (3)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........         1              15              (5)            11              (3)             (3)
                               ====            ====            ====            ===             ===             ===


SERIES III POLICIES
Units Issued.............       155              59              68             59               5              26
Units Redeemed...........      (194)           (145)           (114)           (34)            (25)            (12)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (39)            (86)            (46)            25             (20)             14
                               ====            ====            ====            ===             ===             ===


SERIES IV POLICIES
Units Issued.............       129             239              64             76              14              12
Units Redeemed...........      (231)           (300)           (122)           (43)            (19)             (8)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........      (102)            (61)            (58)            33              (5)              4
                               ====            ====            ====            ===             ===             ===


SERIES V POLICIES
Units Issued.............        15              18               5              5              --              --

Units Redeemed...........       (75)            (39)             (7)            (1)             (1)             (7)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (60)            (21)             (2)             4              (1)             (7)
                               ====            ====            ====            ===             ===             ===


SERIES VI POLICIES
Units Issued.............       250             137              40             26              14               7
Units Redeemed...........      (260)           (116)            (75)           (28)            (17)             (4)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (10)             21             (35)            (2)             (3)              3
                               ====            ====            ====            ===             ===             ===


SERIES VII POLICIES
Units Issued.............        96              15              26              6              --              --
Units Redeemed...........       (17)             --              (5)            --              --              --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........        79              15              21              6              --              --
                               ====            ====            ====            ===             ===             ===


SERIES VIII POLICIES
Units Issued.............       342              88              39             15               2               4
Units Redeemed...........        (5)             (1)             (5)            (1)             --              --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       337              87              34             14               2               4
                               ====            ====            ====            ===             ===             ===


SERIES IX POLICIES
Units Issued.............       427              42              39             13               4              --
Units Redeemed...........        (4)             --              (6)            (1)             (1)             --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       423              42              33             12               3              --
                               ====            ====            ====            ===             ===             ===




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                                                      PIMCO
                                                                                       REAL
                                                             NEUBERGER BERMAN         RETURN
                                                                AMT MID-CAP          PORTFO-
              MFS(R)                    MFS(R)                    GROWTH              LIO--
         RESEARCH SERIES--        UTILITIES SERIES--            PORTFOLIO--          ADVISOR
           SERVICE CLASS             SERVICE CLASS                CLASS S             CLASS
      ----------------------    ----------------------    ----------------------    ---------
         2010         2009         2010         2009         2010         2009       2010 (A)
---------------------------------------------------------------------------------------------



          16           18           426          446          145          36           915
         (13)         (12)         (528)        (740)        (100)        (98)          (27)
         ---          ---          ----         ----         ----         ---          ----
           3            6          (102)        (294)          45         (62)          888
         ===          ===          ====         ====         ====         ===          ====



          --            3            47           81           13           5           130
          (2)          (4)         (126)         (98)         (18)         (7)           (6)
         ---          ---          ----         ----         ----         ---          ----
          (2)          (1)          (79)         (17)          (5)         (2)          124
         ===          ===          ====         ====         ====         ===          ====



           7            9           104          110          120          21           590
         (35)         (24)         (579)        (450)         (81)        (62)          (96)
         ---          ---          ----         ----         ----         ---          ----
         (28)         (15)         (475)        (340)          39         (41)          494
         ===          ===          ====         ====         ====         ===          ====



           4           18           128          258           51          27           995
         (31)         (14)         (342)        (341)         (72)        (61)          (54)
         ---          ---          ----         ----         ----         ---          ----
         (27)           4          (214)         (83)         (21)        (34)          941
         ===          ===          ====         ====         ====         ===          ====



          --           --            16            8            7           2            --

          (1)          --           (74)         (48)          (7)        (21)           --
         ---          ---          ----         ----         ----         ---          ----
          (1)          --           (58)         (40)          --         (19)           --
         ===          ===          ====         ====         ====         ===          ====



          14            2            68          134           94          23           701
         (23)         (27)         (436)        (563)         (77)        (59)         (101)
         ---          ---          ----         ----         ----         ---          ----
          (9)         (25)         (368)        (429)          17         (36)          600
         ===          ===          ====         ====         ====         ===          ====



           1           --           185           47            8           2           247
          --           --           (30)          --           (4)         --           (37)
         ---          ---          ----         ----         ----         ---          ----
           1           --           155           47            4           2           210
         ===          ===          ====         ====         ====         ===          ====



           4            3           380           92           22           8           263
          --           --            (4)          (1)          (1)         --            (4)
         ---          ---          ----         ----         ----         ---          ----
           4            3           376           91           21           8           259
         ===          ===          ====         ====         ====         ===          ====



           2            1           353           84           35          14           392
          --           (1)          (18)          (1)          (3)         --           (77)
         ---          ---          ----         ----         ----         ---          ----
           2           --           335           83           32          14           315
         ===          ===          ====         ====         ====         ===          ====


--------------------------------------------------------------------------------







                                                   UIF EMERGING
                                                      MARKETS
                         T. ROWE PRICE                EQUITY                  VICTORY VIF
                         EQUITY INCOME              PORTFOLIO--           DIVERSIFIED STOCK--
                         PORTFOLIO--II               CLASS II               CLASS A SHARES
                    ----------------------    ----------------------    ----------------------
                       2010         2009         2010         2009         2010         2009
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       212          231          154         190            54          39
Units Redeemed...      (153)        (220)         (69)        (54)         (107)        (56)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..        59           11           85         136           (53)        (17)
                       ====         ====         ====         ===          ====         ===


SERIES II
  POLICIES
Units Issued.....        42           46           23          52            22          32
Units Redeemed...       (86)         (85)         (56)        (28)          (24)         (5)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       (44)         (39)         (33)         24            (2)         27
                       ====         ====         ====         ===          ====         ===


SERIES III
  POLICIES
Units Issued.....        65           39          164         105            34          14
Units Redeemed...      (288)        (251)        (200)        (47)          (70)        (50)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (223)        (212)         (36)         58           (36)        (36)
                       ====         ====         ====         ===          ====         ===


SERIES IV
  POLICIES
Units Issued.....       113          163          103         167           108          65
Units Redeemed...      (369)        (584)        (151)        (66)          (99)        (56)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (256)        (421)         (48)        101             9           9
                       ====         ====         ====         ===          ====         ===


SERIES V POLICIES
Units Issued.....         8            4           21          23             4           5
Units Redeemed...       (95)         (72)         (25)         (6)          (21)         (9)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       (87)         (68)          (4)         17           (17)         (4)
                       ====         ====         ====         ===          ====         ===


SERIES VI
  POLICIES
Units Issued.....       129           67          117         137             9           3
Units Redeemed...      (357)        (263)        (230)        (58)          (78)        (55)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (228)        (196)        (113)         79           (69)        (52)
                       ====         ====         ====         ===          ====         ===


SERIES VII
  POLICIES
Units Issued.....        61           10           77          22            12           1
Units Redeemed...       (22)          --          (21)         --            (5)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..        39           10           56          22             7           1
                       ====         ====         ====         ===          ====         ===


SERIES VIII
  POLICIES
Units Issued.....       175           26          197          61            33           5
Units Redeemed...        (6)          --           (5)         --            (9)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       169           26          192          61            24           5
                       ====         ====         ====         ===          ====         ===


SERIES IX
  POLICIES
Units Issued.....       128           24          178          39            13           2
Units Redeemed...        (9)          --          (30)         --            (2)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       119           24          148          39            11           2
                       ====         ====         ====         ===          ====         ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:





                                                       MAINSTAY VP
                                                   BOND--INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $82,426  $82,627   $86,749  $103,808  $116,353
Units Outstanding..................    4,083    4,350     4,854     5,935     6,999
Variable Accumulation Unit Value...  $ 20.20  $ 19.00   $ 17.87  $  17.47  $  16.64
Total Return.......................     6.3%     6.3%      2.3%      5.0%      3.1%
Investment Income Ratio............     3.1%     4.6%      4.0%      3.5%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $   546  $   613   $   660  $    936  $    959
Units Outstanding..................       34       40        46        66        71
Variable Accumulation Unit Value...  $ 16.25  $ 15.30   $ 14.42  $  14.12  $  13.46
Total Return.......................     6.2%     6.1%      2.1%      4.9%      2.9%
Investment Income Ratio............     3.0%     4.5%      3.6%      3.4%      1.1%

SERIES III POLICIES (c)
Net Assets.........................  $30,949  $34,959   $38,193  $ 39,600  $ 40,200
Units Outstanding..................    1,951    2,339     2,710     2,869     3,053
Variable Accumulation Unit Value...  $ 15.87  $ 14.95   $ 14.10  $  13.81  $  13.17
Total Return.......................     6.1%     6.1%      2.1%      4.8%      2.9%
Investment Income Ratio............     3.0%     4.5%      4.2%      3.7%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $10,708  $11,587   $11,916  $ 12,065  $ 11,976
Units Outstanding..................      750      860       940       971     1,014
Variable Accumulation Unit Value...  $ 14.32  $ 13.47   $ 12.68  $  12.40  $  11.82
Total Return.......................     6.3%     6.2%      2.2%      5.0%      3.0%
Investment Income Ratio............     3.0%     4.6%      4.1%      3.6%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $   160  $   121   $   188  $    208  $    240
Units Outstanding..................       12        9        16        17        21
Variable Accumulation Unit Value...  $ 13.55  $ 12.79   $ 12.09  $  11.88  $  11.36
Total Return.......................     5.9%     5.8%      1.8%      4.6%      2.6%
Investment Income Ratio............     3.5%     4.3%      4.1%      3.4%      1.1%

SERIES VI POLICIES (f)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MainStay VP                                     MainStay VP
                      Cash Management                           Common Stock--Initial Class
      -----------------------------------------------  ---------------------------------------------
        2010     2009      2008      2007      2006      2010     2009     2008     2007      2006
      ----------------------------------------------------------------------------------------------

      $84,819  $109,910  $173,656  $121,912   $94,109  $88,486  $94,392  $89,607  $181,427  $217,729
       63,661    81,717   127,879    90,100    71,765    3,746    4,440    5,082     6,457     8,043
      $  1.33  $   1.35  $   1.36  $   1.35   $  1.31  $ 23.63  $ 21.28  $ 17.63  $  28.11  $  27.11
        (1.4%)    (1.3%)     0.8%      3.4%      3.1%    11.0%    20.7%   (37.3%)     3.7%     14.9%
           --        --      2.1%      4.7%      4.5%     1.6%     2.1%     1.4%      1.2%      0.5%


      $ 8,586  $ 12,607  $ 27,184  $ 13,015   $ 5,265  $   253  $   432  $   343  $    604  $    684
        7,936    11,459    24,265    11,758     4,894       31       59       56        62        72
      $  1.08  $   1.10  $   1.12  $   1.11   $  1.08  $  8.17  $  7.37  $  6.11  $   9.76  $   9.43
        (1.6%)    (1.5%)     0.6%      3.2%      3.0%    10.9%    20.5%   (37.4%)     3.5%     14.7%
           --      0.1%      2.0%      4.7%      4.5%     1.4%     2.2%     1.5%      1.2%      0.5%


      $52,846  $ 74,347  $136,011  $ 79,545   $44,139  $12,258  $14,310  $13,910  $ 26,757  $ 30,739
       49,376    68,620   124,224    71,971    41,247    1,497    1,935    2,267     2,725     3,244
      $  1.07  $   1.09  $   1.10  $   1.10   $  1.06  $  8.19  $  7.39  $  6.13  $   9.80  $   9.47
        (1.6%)    (1.5%)     0.6%      3.2%      2.9%    10.8%    20.5%   (37.4%)     3.5%     14.6%
           --      0.1%      2.0%      4.7%      4.5%     1.5%     2.1%     1.4%      1.2%      0.6%


      $49,613  $ 70,669  $114,583  $ 42,684   $26,243  $ 4,943  $ 5,294  $ 5,006  $  9,415  $  9,783
       47,685    66,778   106,914    39,964    25,518      424      506      575       678       730
      $  1.04  $   1.06  $   1.07  $   1.06   $  1.03  $ 11.66  $ 10.51  $  8.71  $  13.89  $  13.41
        (1.5%)    (1.4%)     0.7%      3.3%      3.1%    11.0%    20.6%   (37.3%)     3.6%     14.8%
           --        --      1.9%      4.7%      4.5%     1.5%     2.1%     1.4%      1.3%      0.6%


      $ 2,353  $  2,590  $  9,319  $  4,304   $ 3,113  $    27  $    35  $    51  $    114  $    121
        2,338     2,526     8,666     4,102     3,075        2        3        5         7         8
      $  1.01  $   1.03  $   1.05  $   1.04   $  1.01  $ 12.81  $ 11.59  $  9.64  $  15.44  $  14.96
        (1.9%)    (1.8%)     0.3%      2.9%      2.7%    10.5%    20.2%   (37.6%)     3.2%     14.4%
           --      0.1%      1.9%      4.7%      4.5%     1.6%     2.2%     1.5%      1.2%      0.3%


      $27,006  $ 36,228  $ 63,907  $ 20,615   $11,521  $    --  $    --  $    --  $     --  $     --
       26,488    34,748    60,512    19,513    11,138       --       --       --        --        --
      $  1.02  $   1.04  $   1.06  $   1.05   $  1.02  $    --  $    --  $    --  $     --  $     --
        (1.8%)    (1.7%)     0.4%      3.0%      2.8%       --       --       --        --        --
           --      0.1%      1.9%      4.7%      4.5%       --       --       --        --        --


      $ 2,533  $  1,564  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          250       157        --        --        --       --       --       --        --        --
      $  9.77  $   9.94  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.7%)    (0.6%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --


      $ 3,070  $    831  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          313        70        --        --        --       --       --       --        --        --
      $  9.82  $   9.95  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.4%)    (0.5%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --


      $ 4,229  $    392  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          425        39        --        --        --       --       --       --        --        --
      $  9.77  $   9.93  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.7%)    (0.7%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                               CONVERTIBLE--INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009      2008     2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $81,390   $80,831  $62,517  $119,531  $129,667
Units Outstanding..................    3,299     3,805    4,241     5,245     6,442
Variable Accumulation Unit Value...  $ 24.69   $ 21.24  $ 14.75  $  22.80  $  20.13
Total Return.......................    16.2%     44.0%   (35.3%)    13.3%      8.9%
Investment Income Ratio............     2.8%      2.2%     2.0%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $   940   $   857  $   663  $  1,182  $  1,254
Units Outstanding..................       68        72       80        92       111
Variable Accumulation Unit Value...  $ 13.81   $ 11.90  $  8.27  $  12.81  $  11.33
Total Return.......................    16.0%     43.8%   (35.4%)    13.1%      8.7%
Investment Income Ratio............     2.9%      2.2%     2.1%      2.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $25,782   $26,935  $20,103  $ 35,196  $ 32,850
Units Outstanding..................    1,957     2,371    2,540     2,876     3,037
Variable Accumulation Unit Value...  $ 13.17   $ 11.36  $  7.90  $  12.24  $  10.83
Total Return.......................    16.0%     43.8%   (35.5%)    13.0%      8.7%
Investment Income Ratio............     2.7%      2.2%     2.1%      2.3%      2.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 9,829   $ 9,754  $ 7,926  $ 12,384  $ 11,775
Units Outstanding..................      601       695      811       819       881
Variable Accumulation Unit Value...  $ 16.35   $ 14.08  $  9.78  $  15.13  $  13.36
Total Return.......................    16.2%     44.0%   (35.4%)    13.2%      8.8%
Investment Income Ratio............     2.8%      2.2%     2.2%      2.3%      2.3%

SERIES V POLICIES (e)
Net Assets.........................  $    61   $   107  $   255  $    423  $    464
Units Outstanding..................        3         7       24        26        32
Variable Accumulation Unit Value...  $ 17.70   $ 15.30  $ 10.67  $  16.57  $  14.70
Total Return.......................    15.7%     43.4%   (35.6%)    12.8%      8.4%
Investment Income Ratio............     2.0%      0.8%     2.1%      2.2%      4.8%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                      MAINSTAY VP
                 GOVERNMENT--INITIAL CLASS                       GROWTH EQUITY--INITIAL CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008     2007      2006
      ------------------------------------------------------------------------------------------------


      $60,356   $66,836   $86,408   $70,190   $82,614  $106,506  $111,757  $95,684  $198,461  $226,445
        3,179     3,659     4,740     4,166     5,160     5,925     6,886    7,796     9,739    12,330
      $ 18.99   $ 18.28   $ 18.24   $ 16.85   $ 16.02  $  17.98  $  16.25  $ 12.28  $  20.37  $  18.38
         3.9%      0.2%      8.3%      5.2%      2.6%     10.6%     32.3%   (39.7%)    10.8%      3.0%
         3.0%      3.3%      3.2%      4.6%      0.9%      0.5%      0.6%     0.5%      0.1%      0.3%


      $   559   $   534   $   514   $   579   $   721  $     97  $     92  $   102  $    256  $    344
           37        37        36        43        57        15        15       22        34        50
      $ 14.95   $ 14.41   $ 14.41   $ 13.33   $ 12.69  $   6.68  $   6.05  $  4.58  $   7.61  $   6.87
         3.7%        --      8.1%      5.0%      2.5%     10.5%     32.1%   (39.8%)    10.7%      2.8%
         3.1%      3.6%      2.7%      4.3%      0.8%      0.5%      0.5%     0.5%      0.1%      0.3%


      $24,218   $28,091   $36,740   $30,102   $31,736  $  8,829  $  9,424  $ 8,325  $ 16,543  $ 17,425
        1,644     1,972     2,597     2,290     2,535     1,454     1,712    1,997     2,389     2,784
      $ 14.73   $ 14.21   $ 14.21   $ 13.15   $ 12.53  $   6.08  $   5.50  $  4.17  $   6.93  $   6.26
         3.7%        --      8.1%      5.0%      2.4%     10.4%     32.1%   (39.8%)    10.6%      2.8%
         3.1%      3.3%      3.2%      4.7%      1.0%      0.5%      0.6%     0.5%      0.1%      0.3%


      $ 8,259   $ 9,514   $11,635   $ 9,360   $10,147  $  3,986  $  4,397  $ 3,740  $  6,849  $  7,542
          614       735       900       783       893       387       476      531       586       715
      $ 13.45   $ 12.95   $ 12.93   $ 11.95   $ 11.36  $  10.30  $   9.31  $  7.04  $  11.69  $  10.55
         3.8%      0.2%      8.2%      5.1%      2.6%     10.6%     32.3%   (39.8%)    10.8%      2.9%
         2.9%      3.4%      3.3%      4.7%      0.9%      0.5%      0.6%     0.6%      0.1%      0.3%


      $    73   $    93   $   144   $   183   $   217  $      8  $      7  $     5  $      8  $      7
            6         8        12        16        20         1         1        1         1         1
      $ 12.76   $ 12.34   $ 12.37   $ 11.48   $ 10.96  $  12.29  $  11.16  $  8.47  $  14.12  $  12.80
         3.4%     (0.2%)     7.8%      4.7%      2.1%     10.2%     31.7%   (40.0%)    10.3%      2.5%
         2.2%      3.5%      2.7%      4.8%      0.9%      0.5%      0.6%     0.6%      0.1%      0.3%


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                        HIGH YIELD
                                               CORPORATE BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $284,464  $290,898  $217,881  $382,936  $475,318
Units Outstanding..................     9,461    10,751    11,326    14,914    18,683
Variable Accumulation Unit Value...  $  30.08  $  27.07  $  19.22  $  25.68  $  25.46
Total Return.......................     11.1%     40.8%    (25.2%)     0.9%     10.5%
Investment Income Ratio............      5.7%      7.8%      8.4%      6.2%      1.8%

SERIES II POLICIES (b)
Net Assets.........................  $  2,448  $  2,361  $  1,840  $  2,223  $  3,736
Units Outstanding..................       126       139       152       137       232
Variable Accumulation Unit Value...  $  18.88  $  17.01  $  12.10  $  16.19  $  16.07
Total Return.......................     10.9%     40.6%    (25.3%)     0.7%     10.3%
Investment Income Ratio............      6.6%      9.1%      8.7%      5.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 78,636  $ 81,963  $ 57,001  $ 93,011  $103,150
Units Outstanding..................     4,255     4,921     4,799     5,857     6,543
Variable Accumulation Unit Value...  $  18.48  $  16.67  $  11.86  $  15.88  $  15.77
Total Return.......................     10.9%     40.6%    (25.3%)     0.7%     10.3%
Investment Income Ratio............      5.9%      8.0%      8.6%      6.3%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $ 25,424  $ 28,187  $ 19,633  $ 30,072  $ 34,662
Units Outstanding..................     1,334     1,643     1,609     1,842     2,142
Variable Accumulation Unit Value...  $  19.07  $  17.17  $  12.20  $  16.31  $  16.17
Total Return.......................     11.1%     40.8%    (25.2%)     0.8%     10.4%
Investment Income Ratio............      5.7%      7.9%      8.7%      6.4%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $    346  $    292  $    191  $    418  $    914
Units Outstanding..................        18        16        15        25        54
Variable Accumulation Unit Value...  $  19.62  $  17.74  $  12.65  $  16.99  $  16.91
Total Return.......................     10.6%     40.2%    (25.5%)     0.4%     10.0%
Investment Income Ratio............      6.0%      8.0%      8.7%      4.7%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME BUILDER--INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------
        2010      2009      2008      2007      2006      2010     2009      2008     2007      2006
      ------------------------------------------------------------------------------------------------


      $149,402  $151,659  $106,056   $66,251   $36,095  $74,354   $76,356  $73,712  $133,026  $155,310
        11,339    13,405    11,955     4,594     2,640    3,491     4,058    4,775     6,205     7,691
      $  13.19  $  11.32  $   8.87   $ 14.42   $ 13.68  $ 21.31   $ 18.82  $ 15.45  $  21.45  $  20.23
         16.5%     27.6%    (38.5%)     5.4%     17.6%    13.2%     21.8%   (27.9%)     6.0%      8.0%
          0.8%      1.8%      0.6%      0.6%      0.3%     3.1%      3.6%     3.1%      2.1%      0.6%


      $  1,251  $  1,438  $    896   $   583   $   306  $   100   $   171  $   201  $    336  $    365
           104       138       110        45        24       10        20       28        34        39
      $  12.09  $  10.39  $   8.16   $ 13.27   $ 12.62  $  9.70   $  8.59  $  7.06  $   9.81  $   9.27
         16.3%     27.4%    (38.6%)     5.2%     17.5%    13.0%     21.6%   (28.0%)     5.9%      7.8%
          0.8%      1.8%      0.6%      0.6%      0.2%     2.2%      3.5%     3.3%      2.1%      0.5%


      $ 45,924  $ 49,320  $ 31,234   $21,862   $13,419  $ 8,425   $ 9,138  $ 9,148  $ 15,244  $ 17,053
         3,863     4,822     3,890     1,672     1,080      909     1,114    1,356     1,627     1,924
      $  11.89  $  10.23  $   8.03   $ 13.08   $ 12.44  $  9.26   $  8.20  $  6.75  $   9.38  $   8.87
         16.2%     27.4%    (38.6%)     5.2%     17.4%    13.0%     21.6%   (28.1%)     5.8%      7.8%
          0.8%      1.7%      0.6%      0.6%      0.3%     3.0%      3.5%     3.2%      2.2%      0.6%


      $ 17,034  $ 17,893  $  9,592   $ 6,279   $ 3,829  $ 3,375   $ 3,617  $ 3,385  $  5,942  $  6,426
         1,310     1,607     1,096       441       283      263       321      363       459       526
      $  13.00  $  11.16  $   8.75   $ 14.23   $ 13.51  $ 12.85   $ 11.36  $  9.33  $  12.95  $  12.22
         16.4%     27.5%    (38.5%)     5.3%     17.6%    13.1%     21.7%   (28.0%)     6.0%      7.9%
          0.8%      1.7%      0.6%      0.6%      0.3%     3.1%      3.6%     3.2%      2.2%      0.6%


      $    166  $    163  $    111   $    77   $    42  $    11   $    11  $     9  $     48  $     46
            10        11        10         4         2        1         1        1         3         3
      $  16.66  $  14.37  $  11.31   $ 18.46   $ 17.60  $ 14.17   $ 12.57  $ 10.37  $  14.45  $  13.69
         16.0%     27.0%    (38.7%)     4.9%     17.1%    12.7%     21.3%   (28.3%)     5.5%      7.5%
          0.9%      1.8%      0.6%      0.6%        --     3.2%      3.7%     1.5%      2.3%      0.2%


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                           INTERNATIONAL EQUITY--INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $38,657   $44,166   $45,986   $84,428   $90,947
Units Outstanding..................    1,680     1,985     2,432     3,273     3,643
Variable Accumulation Unit Value...  $ 23.03   $ 22.26   $ 18.92   $ 25.81   $ 24.94
Total Return.......................     3.4%     17.7%    (26.7%)     3.5%     29.5%
Investment Income Ratio............     3.1%      6.9%      1.3%      0.6%      0.3%

SERIES II POLICIES (b)
Net Assets.........................  $   601   $   674   $   596   $ 1,125   $ 1,182
Units Outstanding..................       43        50        52        72        78
Variable Accumulation Unit Value...  $ 13.91   $ 13.47   $ 11.46   $ 15.66   $ 15.16
Total Return.......................     3.3%     17.5%    (26.8%)     3.3%     29.3%
Investment Income Ratio............     3.2%      7.2%      1.3%      0.6%      0.3%

SERIES III POLICIES (c)
Net Assets.........................  $14,196   $17,013   $17,757   $29,445   $30,076
Units Outstanding..................    1,022     1,263     1,549     1,879     1,981
Variable Accumulation Unit Value...  $ 13.90   $ 13.47   $ 11.47   $ 15.68   $ 15.18
Total Return.......................     3.2%     17.5%    (26.9%)     3.3%     29.2%
Investment Income Ratio............     3.1%      6.9%      1.4%      0.6%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 5,206   $ 6,193   $ 5,824   $ 9,134   $ 8,631
Units Outstanding..................      314       386       427       490       478
Variable Accumulation Unit Value...  $ 16.59   $ 16.05   $ 13.64   $ 18.62   $ 18.01
Total Return.......................     3.4%     17.6%    (26.7%)     3.4%     29.4%
Investment Income Ratio............     3.0%      7.0%      1.4%      0.7%      0.3%

SERIES V POLICIES (e)
Net Assets.........................  $    30   $    35   $    63   $    86   $ 1,858
Units Outstanding..................        2         2         4         4        94
Variable Accumulation Unit Value...  $ 17.84   $ 17.32   $ 14.78   $ 20.26   $ 19.67
Total Return.......................     3.0%     17.2%    (27.0%)     3.0%     28.9%
Investment Income Ratio............     3.1%      5.2%      1.5%      0.5%      0.8%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                      MAINSTAY VP
              LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $37,634   $37,987   $29,821   $56,461   $56,353  $49,459   $49,084   $19,107   $44,024   $48,130
        2,526     2,923     3,167     3,618     4,322    3,044     3,684     1,936     2,539     2,876
      $ 14.90   $ 13.01   $  9.42   $ 15.61   $ 13.04  $ 16.26   $ 13.33   $  9.87   $ 17.34   $ 16.74
        14.6%     38.1%    (39.7%)    19.7%      5.7%    21.9%     35.0%    (43.0%)     3.6%     13.4%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $   351   $   295   $   193   $   391   $   339  $   277   $   227   $   174   $   355   $   468
           43        41        37        44        47       16        16        16        19        26
      $  8.25   $  7.21   $  5.23   $  8.68   $  7.27  $ 17.36   $ 14.26   $ 10.58   $ 18.60   $ 17.98
        14.4%     37.9%    (39.7%)    19.5%      5.6%    21.7%     34.8%    (43.1%)     3.4%     13.2%
           --        --      0.1%        --      0.1%     0.4%      0.4%      0.3%      0.3%        --


      $ 7,629   $ 8,902   $ 6,856   $12,304   $10,746  $20,082   $20,507   $ 8,230   $18,072   $20,399
        1,086     1,450     1,542     1,654     1,735    1,207     1,500       810     1,012     1,182
      $  7.02   $  6.14   $  4.46   $  7.40   $  6.19  $ 16.64   $ 13.67   $ 10.15   $ 17.85   $ 17.27
        14.3%     37.8%    (39.8%)    19.4%      5.5%    21.7%     34.8%    (43.2%)     3.4%     13.1%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $ 3,183   $ 2,848   $ 2,422   $ 3,646   $ 3,039  $ 8,660   $ 9,019   $ 3,439   $ 7,041   $ 7,055
          267       276       322       292       291      527       666       344       401       416
      $ 11.89   $ 10.39   $  7.52   $ 12.48   $ 10.43  $ 16.43   $ 13.48   $  9.99   $ 17.55   $ 16.95
        14.5%     38.0%    (39.7%)    19.6%      5.7%    21.9%     35.0%    (43.1%)     3.5%     13.3%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $    79   $    70   $   172   $   260   $   101  $    39   $    32   $    14   $    26   $    26
            6         6        19        17         8        2         2         1         1         1
      $ 14.02   $ 12.29   $  8.94   $ 14.88   $ 12.49  $ 18.94   $ 15.61   $ 11.61   $ 20.48   $ 19.86
        14.1%     37.5%    (39.9%)    19.1%      5.3%    21.4%     34.4%    (43.3%)     3.1%     12.8%
           --        --      0.1%        --      0.1%     0.4%      0.5%      0.3%      0.4%        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--       $--     $23,906   $60,357   $63,407
Units Outstanding..................      --        --       2,794     3,847     4,615
Variable Accumulation Unit Value...     $--       $--     $  8.57   $ 15.70   $ 13.75
Total Return.......................      --        --      (45.4%)    14.2%      7.7%
Investment Income Ratio............      --        --          --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--       $--     $   120   $   293   $   365
Units Outstanding..................      --        --          11        15        21
Variable Accumulation Unit Value...     $--       $--     $ 10.86   $ 19.94   $ 17.49
Total Return.......................      --        --      (45.5%)    14.0%      7.5%
Investment Income Ratio............      --        --          --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--       $--     $ 9,835   $23,871   $23,626
Units Outstanding..................      --        --       1,143     1,505     1,697
Variable Accumulation Unit Value...     $--       $--     $  8.64   $ 15.87   $ 13.93
Total Return.......................      --        --      (45.5%)    13.9%      7.5%
Investment Income Ratio............      --        --          --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--       $--     $ 4,317   $ 9,478   $ 9,021
Units Outstanding..................      --        --         462       553       600
Variable Accumulation Unit Value...     $--       $--     $  9.35   $ 17.15   $ 15.02
Total Return.......................      --        --      (45.5%)    14.1%      7.7%
Investment Income Ratio............      --        --          --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--       $--     $    22   $    44   $    19
Units Outstanding..................      --        --           2         2         1
Variable Accumulation Unit Value...     $--       $--     $ 13.28   $ 24.45   $ 21.51
Total Return.......................      --        --      (45.7%)    13.7%      7.2%
Investment Income Ratio............      --        --          --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP VALUE--INITIAL CLASS                      S&P 500 INDEX--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


         $--       $--     $34,773   $73,160   $90,427  $179,951  $188,528  $173,449  $356,727  $425,316
          --        --       3,744     5,250     6,320     7,461     8,848    10,145    12,943    16,021
         $--       $--     $  9.29   $ 13.95   $ 14.31  $  24.13  $  21.33  $  17.13  $  27.58  $  26.58
          --        --      (33.4%)    (2.5%)    12.5%     13.1%     24.5%    (37.9%)     3.8%     13.8%
          --        --        1.5%      0.9%      0.1%      1.7%      2.8%      2.1%      1.5%      0.5%


         $--       $--     $   254   $   455   $   614  $    557  $    574  $    592  $    964  $  1,128
          --        --          28        33        43        61        72        92        93       112
         $--       $--     $  9.15   $ 13.76   $ 14.14  $   9.06  $   8.02  $   6.45  $  10.40  $  10.04
          --        --      (33.5%)    (2.7%)    12.3%     13.0%     24.3%    (38.0%)     3.6%     13.7%
          --        --        1.6%      0.9%      0.1%      1.7%      2.9%      2.3%      1.5%      0.5%


         $--       $--     $17,440   $34,312   $42,392  $ 29,162  $ 31,778  $ 30,579  $ 57,128  $ 71,942
          --        --       1,878     2,456     2,953     3,323     4,093     4,880     5,662     7,380
         $--       $--     $  9.29   $ 13.97   $ 14.36  $   8.78  $   7.78  $   6.26  $  10.10  $   9.75
          --        --      (33.5%)    (2.7%)    12.2%     12.9%     24.3%    (38.0%)     3.6%     13.6%
          --        --        1.5%      0.9%      0.1%      1.7%      2.8%      2.2%      1.5%      0.5%


         $--       $--     $ 7,297   $12,987   $14,247  $ 11,639  $ 12,245  $ 11,024  $ 20,632  $ 21,846
          --        --         806       955     1,021       969     1,152     1,292     1,500     1,647
         $--       $--     $  9.05   $ 13.60   $ 13.96  $  12.02  $  10.63  $   8.54  $  13.76  $  13.26
          --        --      (33.4%)    (2.6%)    12.4%     13.1%     24.4%    (37.9%)     3.7%     13.8%
          --        --        1.6%      1.0%      0.1%      1.7%      2.8%      2.2%      1.6%      0.5%


         $--       $--     $    79   $   174   $   212  $     53  $     81  $     87  $    190  $    191
          --        --           9        13        15         4         7         9        12        12
         $--       $--     $  8.95   $ 13.50   $ 13.91  $  13.96  $  12.40  $  10.00  $  16.18  $  15.66
          --        --      (33.7%)    (3.0%)    12.0%     12.6%     23.9%    (38.2%)     3.3%     13.3%
          --        --        1.4%      0.9%      0.1%      1.6%      2.8%      2.1%      1.6%      0.3%


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --

          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                            SMALL CAP GROWTH--INITIAL CLASS
                                     --------------------------------------------
                                       2010    2009    2008      2007      2006
                                     --------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--     $--   $11,033   $24,405   $33,405
Units Outstanding..................      --      --     1,744     2,292     2,996
Variable Accumulation Unit Value...     $--     $--   $  6.31   $ 10.65   $ 11.16
Total Return.......................      --      --    (40.8%)    (4.5%)     4.8%
Investment Income Ratio............      --      --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--     $--   $    57   $   105   $   167
Units Outstanding..................      --      --         9        10        15
Variable Accumulation Unit Value...     $--     $--   $  6.43   $ 10.86   $ 11.40
Total Return.......................      --      --    (40.9%)    (4.7%)     4.7%
Investment Income Ratio............      --      --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--     $--   $ 5,312   $10,880   $14,717
Units Outstanding..................      --      --       856     1,036     1,335
Variable Accumulation Unit Value...     $--     $--   $  6.22   $ 10.51   $ 11.04
Total Return.......................      --      --    (40.9%)    (4.7%)     4.6%
Investment Income Ratio............      --      --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--     $--   $ 3,105   $ 6,073   $ 7,081
Units Outstanding..................      --      --       458       531       590
Variable Accumulation Unit Value...     $--     $--   $  6.78   $ 11.45   $ 12.00
Total Return.......................      --      --    (40.8%)    (4.6%)     4.8%
Investment Income Ratio............      --      --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--     $--   $    26   $    51   $    57
Units Outstanding..................      --      --         4         4         4
Variable Accumulation Unit Value...     $--     $--   $  7.42   $ 12.57   $ 13.23
Total Return.......................      --      --    (41.0%)    (5.0%)     4.4%
Investment Income Ratio............      --      --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            ALGER
                        MAINSTAY VP                                   SMALL CAP GROWTH--
               U.S. SMALL CAP--INITIAL CLASS                           CLASS I-2 SHARES
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------



      $22,449   $21,964   $ 7,469  $ 18,278   $14,757  $30,483   $29,725   $24,555   $60,436   $67,921
        1,768     2,129     1,006     1,275     1,389    2,088     2,517     2,981     3,861     5,028
      $ 12.72   $ 10.32   $  7.42   $ 14.26   $ 10.62  $ 14.60   $ 11.82   $  8.24   $ 15.64   $ 13.53
        23.3%     39.1%    (48.0%)    34.2%     11.1%    23.6%     43.5%    (47.3%)    15.6%     18.3%
         0.1%        --        --        --        --       --        --        --        --        --


      $   212   $   255   $   105   $   212   $   178  $   191   $   218   $   188   $   379   $   410
           18        26        15        15        18       19        27        33        35        43
      $ 12.06   $  9.80   $  7.06   $ 13.58   $ 10.13  $ 10.12   $  8.21   $  5.73   $ 10.89   $  9.44
        23.1%     38.9%    (48.0%)    34.0%     10.9%    23.4%     43.3%    (47.4%)    15.4%     18.2%
         0.1%        --        --        --        --       --        --        --        --        --



      $10,453   $10,506   $ 3,648   $ 8,932   $ 6,163  $ 6,152   $ 6,379   $ 5,512   $13,722   $14,487
          866     1,074       518       656       606      658       841     1,044     1,361     1,660
      $ 12.08   $  9.82   $  7.07   $ 13.62   $ 10.17  $  9.36   $  7.59   $  5.30   $ 10.08   $  8.74
        23.0%     38.8%    (48.1%)    33.9%     10.8%    23.3%     43.2%    (47.5%)    15.4%     18.1%
         0.1%        --        --        --        --       --        --        --        --        --


      $ 4,052   $ 4,752   $ 1,070   $ 2,147   $ 1,544  $ 1,764   $ 1,848   $ 1,618   $ 3,672   $ 3,658
          252       363       114       118       115       91       118       148       179       202
      $ 16.12   $ 13.08   $  9.41   $ 18.09   $ 13.48  $ 19.37   $ 15.68   $ 10.94   $ 20.78   $ 17.98
        23.2%     39.0%    (48.0%)    34.1%     11.0%    23.5%     43.4%    (47.4%)    15.6%     18.3%
           --        --        --        --        --       --        --        --        --        --


      $    27   $    23   $    77   $   164   $     9  $    51   $    45   $    32   $    77   $    88
            1         1         7         7         1        2         2         3         3         4
      $ 19.52   $ 15.90   $ 11.49   $ 22.17   $ 16.59  $ 22.17   $ 18.02   $ 12.62   $ 24.07   $ 20.91
        22.7%     38.4%    (48.2%)    33.6%     10.6%    23.0%     42.8%    (47.6%)    15.1%     17.8%
         0.1%        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                        CALVERT VP
                                                       SRI BALANCED
                                                        PORTFOLIO
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $13,576  $13,467   $12,030   $21,345   $25,281
Units Outstanding..................       727      797       880     1,057     1,268
Variable Accumulation Unit Value...   $ 18.70  $ 16.92   $ 13.69   $ 20.22   $ 19.96
Total Return.......................     10.5%    23.6%    (32.3%)     1.3%      7.3%
Investment Income Ratio............      1.4%     2.2%      2.3%      2.2%      2.1%

SERIES II POLICIES (b)
Net Assets.........................   $   129  $   132   $   119   $   239   $   213
Units Outstanding..................        13       15        17        23        21
Variable Accumulation Unit Value...   $  9.64  $  8.73   $  7.08   $ 10.47   $ 10.35
Total Return.......................     10.4%    23.4%    (32.4%)     1.2%      7.1%
Investment Income Ratio............      1.4%     2.1%      2.1%      2.3%      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 5,096  $ 5,682   $ 5,567   $ 9,243   $10,060
Units Outstanding..................       546      672       811       911     1,004
Variable Accumulation Unit Value...   $  9.33  $  8.46   $  6.86   $ 10.15   $ 10.03
Total Return.......................     10.3%    23.3%    (32.4%)     1.1%      7.0%
Investment Income Ratio............      1.3%     2.0%      2.4%      2.3%      2.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,051  $ 3,955   $ 3,371   $ 5,649   $ 5,824
Units Outstanding..................       335      362       381       432       451
Variable Accumulation Unit Value...   $ 12.09  $ 10.94   $  8.86   $ 13.09   $ 12.92
Total Return.......................     10.5%    23.5%    (32.3%)     1.3%      7.2%
Investment Income Ratio............      1.4%     2.2%      2.4%      2.4%      2.4%

SERIES V POLICIES (e)
Net Assets.........................   $   627  $   592   $   470   $   809   $   867
Units Outstanding..................        49       51        50        58        62
Variable Accumulation Unit Value...   $ 12.79  $ 11.62   $  9.45   $ 14.02   $ 13.90
Total Return.......................     10.0%    23.0%    (32.6%)     0.9%      6.8%
Investment Income Ratio............      1.4%     2.3%      2.4%      2.5%      2.4%

SERIES VI POLICIES (f)
Net Assets.........................   $ 2,082  $ 1,869   $ 1,803   $ 2,832   $2,954
Units Outstanding..................       177      175       208       220       232
Variable Accumulation Unit Value...   $ 11.78  $ 10.69   $  8.68   $ 12.87   $ 12.74
Total Return.......................     10.2%    23.1%    (32.5%)     1.0%      6.9%
Investment Income Ratio............      1.5%     2.0%      2.5%      2.4%      2.6%

SERIES VII POLICIES (g)
Net Assets.........................   $    47  $     1   $    --   $    --   $    --
Units Outstanding..................         4       --        --        --        --
Variable Accumulation Unit Value...   $ 11.09  $ 10.06   $    --   $    --   $    --
Total Return.......................     10.3%     0.6%        --        --        --
Investment Income Ratio............      7.3%    24.1%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   745  $    33   $    --   $    --   $    --
Units Outstanding..................        66        3        --        --        --
Variable Accumulation Unit Value...   $ 11.21  $ 10.13   $    --   $    --   $    --
Total Return.......................     10.6%     1.3%        --        --        --
Investment Income Ratio............      4.1%    23.1%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   651  $    23   $    --   $    --   $    --
Units Outstanding..................        59        2        --        --        --
Variable Accumulation Unit Value...   $ 11.08  $ 10.05   $    --   $    --   $    --
Total Return.......................     10.3%     0.5%        --        --        --
Investment Income Ratio............      2.9%    36.3%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        DREYFUS IP                                       FIDELITY(R)
                    TECHNOLOGY GROWTH--                              VIP CONTRAFUND(R)--
                      INITIAL SHARES                                    INITIAL CLASS
      ----------------------------------------------  ------------------------------------------------
        2010     2009     2008      2007      2006      2010      2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


       $10,693  $9,341   $ 4,887   $11,014   $11,723  $158,349  $162,039  $141,011  $310,382  $328,808
           896   1,003       817     1,065     1,284     5,843     6,908     8,044    10,034    12,342
       $ 11.93  $ 9.31   $  5.99   $ 10.32   $  9.12  $  27.12  $  23.46  $  17.53  $  30.93  $  26.67
         28.1%   55.5%    (42.0%)    13.1%      2.9%     15.6%     33.8%    (43.3%)    16.0%     10.2%
            --    0.4%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $    85  $   49   $    97   $   217   $   224  $  1,128  $  1,064  $  1,023  $  2,180  $  1,816
             6       4        13        17        20        80        87       112       135       130
       $ 14.39  $11.25   $  7.25   $ 12.51   $ 11.08  $  14.10  $  12.22  $   9.14  $  16.15  $  13.95
         27.9%   55.2%    (42.1%)    13.0%      2.7%     15.4%     33.6%    (43.4%)    15.8%     10.0%
            --    0.3%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $ 6,336  $5,088   $ 2,692   $ 5,640   $ 5,428  $ 33,068  $ 35,534  $ 31,735  $ 66,442  $ 62,163
           530     544       447       541       590     2,449     3,037     3,620     4,290     4,646
       $ 11.95  $ 9.34   $  6.02   $ 10.40   $  9.21  $  13.50  $  11.71  $   8.77  $  15.49  $  13.39
         27.9%   55.2%    (42.1%)    12.9%      2.6%     15.4%     33.6%    (43.4%)    15.7%      9.9%
            --    0.4%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $ 1,704  $1,454   $   865   $ 1,863   $ 1,885  $ 12,252  $ 13,283  $ 12,284  $ 23,041  $ 20,025
           118     129       119       148       170       765       962     1,188     1,261     1,269
       $ 14.47  $11.30   $  7.27   $ 12.54   $ 11.09  $  16.01  $  13.86  $  10.36  $  18.29  $  15.78
         28.1%   55.4%    (42.0%)    13.1%      2.8%     15.5%     33.8%    (43.3%)    15.9%     10.1%
            --    0.4%        --        --        --      1.2%      1.4%      1.0%      1.0%      1.3%


       $   134  $   93   $    48   $    69   $    48  $    225  $    286  $    229  $    518  $    628
             7       6         5         4         3        12        18        19        24        34
       $ 18.71  $14.67   $  9.48   $ 16.42   $ 14.58  $  18.51  $  16.09  $  12.08  $  21.40  $  18.54
         27.6%   54.8%    (42.3%)    12.6%      2.4%     15.1%     33.2%    (43.6%)    15.4%      9.7%
            --    0.4%        --        --        --      1.1%      1.4%      1.0%      0.9%      1.3%


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                       FIDELITY(R)
                                                   VIP EQUITY-INCOME--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $63,198  $66,332   $60,955  $143,891  $176,652
Units Outstanding..................     3,504    4,177     4,926     6,579     8,089
Variable Accumulation Unit Value...   $ 18.04  $ 15.89   $ 12.38  $  21.89  $  21.86
Total Return.......................     13.5%    28.4%    (43.5%)     0.1%     18.5%
Investment Income Ratio............      1.7%     2.2%      2.2%      1.7%      3.3%

SERIES II POLICIES (b)
Net Assets.........................   $   319  $   362   $   374  $    903  $    934
Units Outstanding..................        27       35        47        64        66
Variable Accumulation Unit Value...   $ 11.63  $ 10.25   $  8.00  $  14.17  $  14.17
Total Return.......................     13.4%    28.2%    (43.5%)       --     18.3%
Investment Income Ratio............      1.8%     2.2%      2.1%      1.8%      3.3%

SERIES III POLICIES (c)
Net Assets.........................   $16,591  $19,333   $18,360  $ 39,194  $ 43,301
Units Outstanding..................     1,455    1,921     2,337     2,817     3,115
Variable Accumulation Unit Value...   $ 11.41  $ 10.07   $  7.86  $  13.92  $  13.93
Total Return.......................     13.3%    28.1%    (43.6%)    (0.1%)    18.3%
Investment Income Ratio............      1.6%     2.2%      2.4%      1.7%      3.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,988  $ 5,278   $ 4,916  $  9,960  $ 10,984
Units Outstanding..................       426      511       613       700       772
Variable Accumulation Unit Value...   $ 11.72  $ 10.33   $  8.05  $  14.24  $  14.23
Total Return.......................     13.5%    28.3%    (43.5%)     0.1%     18.5%
Investment Income Ratio............      1.7%     2.2%      2.4%      1.7%      3.3%

SERIES V POLICIES (e)
Net Assets.........................   $   116  $   112   $   124  $    304  $    465
Units Outstanding..................        10       11        16        22        33
Variable Accumulation Unit Value...   $ 11.47  $ 10.15   $  7.94  $  14.11  $  14.15
Total Return.......................     13.0%    27.8%    (43.7%)    (0.3%)    18.0%
Investment Income Ratio............      1.8%     1.8%      2.1%      1.9%      3.7%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                    JANUS ASPEN BALANCED                              JANUS ASPEN WORLDWIDE
                         PORTFOLIO--                                       PORTFOLIO--
                    INSTITUTIONAL SHARES                              INSTITUTIONAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


      $206,940  $226,651  $210,949  $322,937  $378,517   $76,997   $78,681   $65,724  $149,193  $173,489
         7,232     8,472     9,780    12,429    15,886     4,556     5,317     6,031     7,468     9,403
      $  28.62  $  26.78  $  21.57  $  25.99  $  23.85   $ 16.90   $ 14.80   $ 10.90  $  19.97  $  18.48
          6.9%     24.1%    (17.0%)     9.0%      9.2%     14.2%     35.8%    (45.4%)     8.1%     16.6%
          2.8%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.7%      1.7%


      $  1,053  $  1,119  $  1,022  $  1,447  $  1,377   $   148   $   181   $   181  $    392  $    691
            72        81        92       109       112        21        29        39        46        88
      $  14.68  $  13.76  $  11.10  $  13.40  $  12.31   $  7.13   $  6.25   $  4.61  $   8.46  $   7.84
          6.7%     24.0%    (17.1%)     8.8%      9.0%     14.1%     35.6%    (45.5%)     7.9%     16.4%
          2.7%      3.0%      2.6%      2.6%      2.1%      0.6%      1.3%      1.2%      0.7%      1.8%


      $ 36,990  $ 43,909  $ 42,100  $ 58,855  $ 62,239   $ 7,163   $ 8,433   $ 7,222  $ 15,136  $ 15,213
         2,686     3,400     4,039     4,677     5,382     1,098     1,473     1,713     1,951     2,115
      $  13.78  $  12.91  $  10.42  $  12.59  $  11.57   $  6.52   $  5.72   $  4.22  $   7.76  $   7.19
          6.7%     23.9%    (17.2%)     8.8%      9.0%     14.0%     35.5%    (45.5%)     7.9%     16.3%
          2.7%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.7%      1.8%


      $ 16,832  $ 16,264  $ 13,714  $ 18,624  $ 19,557   $ 2,981   $ 3,288   $ 2,701  $  5,875  $  6,014
         1,095     1,133     1,182     1,332     1,523       273       344       384       455       504
      $  15.37  $  14.39  $  11.60  $  13.98  $  12.83   $ 10.91   $  9.55   $  7.04  $  12.91  $  11.94
          6.8%     24.1%    (17.1%)     8.9%      9.1%     14.2%     35.7%    (45.5%)     8.0%     16.5%
          2.8%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.8%      1.8%


      $    160  $    205  $    194  $    323  $    414   $    29   $    31   $    40  $     92  $     81
            10        14        16        23        32         2         3         5         6         5
      $  15.50  $  14.57  $  11.79  $  14.27  $  13.15   $ 13.50   $ 11.88   $  8.79  $  16.17  $  15.03
          6.4%     23.6%    (17.4%)     8.5%      8.7%     13.7%     35.2%    (45.7%)     7.6%     15.9%
          2.8%      3.0%      2.5%      2.3%      2.0%      0.6%      1.3%      1.2%      0.7%      1.6%


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         MFS(R)
                                                INVESTORS TRUST SERIES--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $7,974   $8,865   $ 8,312   $16,463   $19,437
Units Outstanding..................      735      897     1,050     1,374     1,764
Variable Accumulation Unit Value...   $10.84   $ 9.90   $  7.91   $ 11.99   $ 11.03
Total Return.......................     9.6%    25.1%    (34.0%)     8.7%     11.4%
Investment Income Ratio............     1.2%     1.7%      0.9%      0.9%      0.5%

SERIES II POLICIES (b)
Net Assets.........................   $  188   $  178   $   174   $   272   $   322
Units Outstanding..................       20       20        25        26        33
Variable Accumulation Unit Value...   $ 9.52   $ 8.70   $  6.96   $ 10.57   $  9.73
Total Return.......................     9.4%    24.9%    (34.1%)     8.6%     11.3%
Investment Income Ratio............     1.2%     1.6%      0.8%      0.9%      0.5%

SERIES III POLICIES (c)
Net Assets.........................   $2,027   $2,736   $ 3,113   $ 5,209   $ 5,335
Units Outstanding..................      217      320       456       502       558
Variable Accumulation Unit Value...   $ 9.33   $ 8.53   $  6.83   $ 10.37   $  9.56
Total Return.......................     9.3%    24.9%    (34.1%)     8.5%     11.2%
Investment Income Ratio............     1.3%     1.8%      0.8%      0.8%      0.5%

SERIES IV POLICIES (d)
Net Assets.........................   $  680   $  772   $   778   $ 1,283   $ 1,334
Units Outstanding..................       55       68        86        93       104
Variable Accumulation Unit Value...   $12.43   $11.35   $  9.08   $ 13.76   $ 12.67
Total Return.......................     9.5%    25.1%    (34.0%)     8.7%     11.4%
Investment Income Ratio............     1.2%     1.7%      0.8%      0.8%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $   13   $   13   $    45   $    72   $    70
Units Outstanding..................        1        1         4         4         4
Variable Accumulation Unit Value...   $15.36   $14.08   $ 11.30   $ 17.21   $ 15.90
Total Return.......................     9.1%    24.6%    (34.3%)     8.2%     10.8%
Investment Income Ratio............     1.2%     2.1%      0.8%      0.8%      0.4%

SERIES VI POLICIES (f)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                           MFS(R)
                          RESEARCH                                         UTILITIES
                   SERIES--INITIAL CLASS                             SERIES--INITIAL CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $10,341  $10,815   $ 9,961   $20,040   $25,440   $1,193    $1,299    $ 1,234   $2,435    $2,035
           855    1,022     1,211     1,536     2,180       61        74         92      112       118
       $ 12.10  $ 10.59   $  8.22   $ 13.05   $ 11.69   $19.71    $17.57    $ 13.37   $21.76    $17.25
         14.3%    28.7%    (37.0%)    11.6%      8.9%    12.2%     31.4%     (38.5%)   26.1%     29.4%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      4.9%       1.5%     0.9%      1.9%


       $   137  $   122   $    99   $   181   $   238   $   25    $   23    $    46   $   85    $   58
            16       16        17        20        29        1         1          3        3         3
       $  8.49  $  7.44   $  5.79   $  9.20   $  8.25   $22.99    $20.51    $ 15.64   $25.48    $20.24
         14.1%    28.5%    (37.1%)    11.5%      8.8%    12.1%     31.2%     (38.6%)   25.9%     29.2%
          0.9%     1.4%      0.5%      0.7%      0.5%     3.2%      4.0%       1.5%     0.5%      1.3%


       $ 2,275  $ 2,789   $ 2,573   $ 5,125   $ 5,379   $1,265    $1,872    $ 1,890   $3,574    $3,030
           281      393       468       583       683       69       115        152      176       188
       $  8.10  $  7.10   $  5.53   $  8.79   $  7.89   $18.31    $16.35    $ 12.47   $20.33    $16.15
         14.1%    28.5%    (37.1%)    11.4%      8.7%    12.0%     31.1%     (38.7%)   25.9%     29.2%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      5.1%       1.5%     1.0%      2.0%


       $   554  $   713   $   648   $ 1,094   $ 1,079   $   63    $   80    $   104   $  178    $  170
            42       62        72        77        84        2         3          5        5         7
       $ 13.23  $ 11.58   $  9.00   $ 14.29   $ 12.80   $29.74    $26.52    $ 20.20   $32.88    $26.08
         14.2%    28.7%    (37.0%)    11.6%      8.9%    12.2%     31.3%     (38.6%)   26.1%     29.4%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      5.5%       1.5%     1.0%      2.4%


       $     8  $     6   $     4   $     6   $     7   $   29    $   27    $    22   $   65    $   41
             1       --        --        --        --        1         1          1        2         2
       $ 15.68  $ 13.78   $ 10.76   $ 17.14   $ 15.43   $25.91    $23.19    $ 17.74   $28.99    $23.09
         13.8%    28.2%    (37.3%)    11.1%      8.4%    11.7%     30.8%     (38.8%)   25.6%     28.9%
          0.9%     1.4%      0.5%      0.6%      0.9%     3.2%      4.9%       1.5%     0.9%      3.0%


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    NEUBERGER BERMAN
                                                       AMT MID-CAP
                                                GROWTH PORTFOLIO--CLASS I
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $1,201   $1,085   $ 1,185   $3,160    $3,195
Units Outstanding..................       87      100       142      212       258
Variable Accumulation Unit Value...   $13.76   $10.81   $  8.33   $14.92    $12.35
Total Return.......................    27.3%    29.8%    (44.2%)   20.8%     13.1%
Investment Income Ratio............       --       --        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $   13   $   11   $    18   $   43    $   44
Units Outstanding..................        1        1         2        3         3
Variable Accumulation Unit Value...   $14.05   $11.05   $  8.53   $15.29    $12.68
Total Return.......................    27.1%    29.6%    (44.2%)   20.6%     12.9%
Investment Income Ratio............       --       --        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $1,446   $1,522   $ 1,441   $3,264    $3,034
Units Outstanding..................      103      137       168      213       238
Variable Accumulation Unit Value...   $14.08   $11.08   $  8.56   $15.36    $12.74
Total Return.......................    27.0%    29.5%    (44.3%)   20.6%     12.9%
Investment Income Ratio............       --       --        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $  347   $  341   $   352   $  768    $  743
Units Outstanding..................       18       22        29       36        42
Variable Accumulation Unit Value...   $19.75   $15.52   $ 11.97   $21.44    $17.76
Total Return.......................    27.2%    29.7%    (44.2%)   20.8%     13.0%
Investment Income Ratio............       --       --        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $   28   $   23   $    34   $   65    $   75
Units Outstanding..................        2        2         3        3         4
Variable Accumulation Unit Value...   $18.61   $14.68   $ 11.37   $20.45    $17.00
Total Return.......................    26.7%    29.2%    (44.4%)   20.3%     12.5%
Investment Income Ratio............       --       --        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           ROYCE
                         MICRO-CAP                                           ROYCE
                        PORTFOLIO--                                  SMALL-CAP PORTFOLIO--
                      INVESTMENT CLASS                                 INVESTMENT CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $28,224  $19,842   $11,402   $20,156   $15,285   $20,251   $16,103   $11,583   $13,289   $11,550
         1,697    1,531     1,370     1,353     1,051     1,448     1,370     1,312     1,078       907
       $ 16.63  $ 12.97   $  8.32   $ 14.88   $ 14.51   $ 13.97   $ 11.75   $  8.81   $ 12.27   $ 12.72
         28.2%    55.8%    (44.1%)     2.5%     19.4%     18.8%     33.3%    (28.2%)    (3.5%)    13.8%
          2.0%       --      2.7%      1.5%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $ 1,872  $ 1,616   $   939   $ 1,311   $   642   $ 2,017   $ 1,833   $ 1,466   $ 1,355   $   645
           112      124       112        88        44       154       166       176       116        53
       $ 16.65  $ 13.01   $  8.36   $ 14.97   $ 14.62   $ 13.11   $ 11.05   $  8.30   $ 11.58   $ 12.01
         28.0%    55.6%    (44.1%)     2.4%     19.2%     18.7%     33.1%    (28.3%)    (3.6%)    13.7%
          1.9%       --      2.9%      1.7%      0.3%      0.1%        --      0.8%      0.1%        --


       $16,690  $13,265   $ 6,950   $12,085   $10,364   $10,516   $ 8,806   $ 7,412   $ 8,700   $ 6,938
         1,025    1,040       848       822       719       785       778       868       734       563
       $ 16.30  $ 12.74   $  8.19   $ 14.67   $ 14.34   $ 13.40   $ 11.30   $  8.49   $ 11.85   $ 12.30
         27.9%    55.5%    (44.2%)     2.3%     19.1%     18.6%     33.1%    (28.3%)    (3.7%)    13.6%
          2.0%       --      2.7%      1.5%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $23,679  $18,639   $12,326   $19,048   $11,636   $18,724   $16,770   $10,845   $12,085   $ 8,687
         1,466    1,477     1,515     1,311       821     1,369     1,455     1,250       999       694
       $ 16.16  $ 12.62   $  8.10   $ 14.49   $ 14.14   $ 13.69   $ 11.53   $  8.65   $ 12.05   $ 12.49
         28.1%    55.8%    (44.1%)     2.5%     19.3%     18.8%     33.3%    (28.2%)    (3.5%)    13.8%
          1.9%       --      2.9%      1.7%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $ 1,126  $ 1,129   $   659   $ 1,124   $   462   $   795   $   834   $   467   $   467   $   311
            72       95        84        79        33        66        77        57        40        26
       $ 15.61  $ 12.24   $  7.89   $ 14.16   $ 13.87   $ 12.79   $ 10.81   $  8.15   $ 11.40   $ 11.86
         27.6%    55.1%    (44.3%)     2.1%     18.8%     18.3%     32.7%    (28.5%)    (3.9%)    13.3%
          1.8%       --      3.0%      1.9%      0.3%      0.1%        --      0.8%      0.1%      0.1%


       $15,241  $12,155   $ 6,552   $ 9,540   $ 7,136   $ 9,990   $ 8,549   $ 6,314   $ 6,950   $ 5,019
           946      965       806       654       499       746       756       742       582       405
       $ 16.11  $ 12.61   $  8.12   $ 14.57   $ 14.26   $ 13.37   $ 11.29   $  8.50   $ 11.88   $ 12.35
         27.7%    55.3%    (44.3%)     2.2%     19.0%     18.4%     32.9%    (28.4%)    (3.8%)    13.3%
          1.9%       --      3.0%      1.6%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $   694  $   105   $    --   $    --   $    --   $   994   $    91   $    --   $    --   $    --
            45        9        --        --        --        77         7        --        --        --
       $ 15.17  $ 11.87   $    --   $    --   $    --   $ 13.03   $ 10.99   $    --   $    --   $    --
         27.8%    18.7%        --        --        --     18.6%      9.9%        --        --        --
          3.3%       --        --        --        --      0.2%        --        --        --        --


       $ 2,800  $   571   $    --   $    --   $    --   $ 2,014   $   606   $    --   $    --   $    --
           181       47        --        --        --       149        53        --        --        --
       $ 15.36  $ 11.98   $    --   $    --   $    --   $ 13.38   $ 11.26   $    --   $    --   $    --
         28.2%    19.8%        --        --        --     18.9%     12.6%        --        --        --
          2.7%       --        --        --        --      0.2%        --        --        --        --


       $ 2,508  $   413   $    --   $    --   $    --   $ 1,856   $   247   $    --   $    --   $    --
           163       32        --        --        --       138        21        --        --        --
       $ 15.25  $ 11.93   $    --   $    --   $    --   $ 13.44   $ 11.34   $    --   $    --   $    --
         27.8%    19.3%        --        --        --     18.6%     13.4%        --        --        --
          2.9%       --        --        --        --      0.2%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      T. ROWE PRICE
                                                          EQUITY
                                                     INCOME PORTFOLIO
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $56,834   $59,175   $57,922  $124,889  $149,810
Units Outstanding..................    3,782     4,466     5,412     7,348     8,977
Variable Accumulation Unit Value...  $ 15.04   $ 13.26   $ 10.70  $  16.99  $  16.69
Total Return.......................    13.4%     23.9%    (37.0%)     1.8%     17.3%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................  $   611   $   630   $   747  $  1,615  $  1,548
Units Outstanding..................       43        50        74       101        98
Variable Accumulation Unit Value...  $ 14.21   $ 12.55   $ 10.15  $  16.13  $  15.86
Total Return.......................    13.3%     23.7%    (37.1%)     1.7%     17.1%
Investment Income Ratio............     1.9%      1.9%      2.3%      1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................  $24,146   $26,636   $26,768  $ 51,770  $ 59,049
Units Outstanding..................    1,742     2,174     2,695     3,284     3,811
Variable Accumulation Unit Value...  $ 13.87   $ 12.25   $  9.91  $  15.76  $  15.51
Total Return.......................    13.2%     23.6%    (37.1%)     1.6%     17.1%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 7,095   $ 7,980   $ 8,824  $ 15,378  $ 16,286
Units Outstanding..................      571       727       997     1,093     1,176
Variable Accumulation Unit Value...  $ 12.44   $ 10.97   $  8.86  $  14.07  $  13.83
Total Return.......................    13.4%     23.8%    (37.0%)     1.8%     17.3%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES V POLICIES (e)
Net Assets.........................  $   125   $   120   $   116  $    266  $    495
Units Outstanding..................       10        11        13        19        36
Variable Accumulation Unit Value...  $ 12.32   $ 10.91   $  8.85  $  14.11  $  13.92
Total Return.......................    12.9%     23.3%    (37.3%)     1.4%     16.8%
Investment Income Ratio............     1.9%      2.0%      2.2%      1.5%      1.5%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        UIF EMERGING                                       VAN ECK
                       MARKETS EQUITY                                     VIP GLOBAL
                     PORTFOLIO--CLASS I                                  HARD ASSETS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $49,170   $50,119   $30,376   $91,476   $77,264  $142,310  $113,488   $71,238  $144,461  $94,179
        1,859     2,226     2,260     2,910     3,407     3,306     3,361     3,276     3,524    3,296
      $ 26.39   $ 22.48   $ 13.42   $ 31.39   $ 22.66  $  43.04  $  33.77   $ 21.74  $  40.93  $ 28.55
        17.4%     67.5%    (57.2%)    38.5%     35.2%     27.4%     55.3%    (46.9%)    43.3%    22.8%
         0.6%        --        --      0.4%      0.8%      0.4%      0.2%      0.3%      0.1%     0.1%


      $   386   $   287   $   188   $   436   $   830  $  9,092  $  8,115   $ 4,795  $  8,507  $ 3,245
           20        18        20        19        51       216       244       224       209      115
      $ 18.87   $ 16.10   $  9.63   $ 22.55   $ 16.30  $  42.26  $  33.21   $ 21.41  $  40.36  $ 28.20
        17.2%     67.2%    (57.3%)    38.3%     35.1%     27.2%     55.1%    (47.0%)    43.1%    22.6%
         0.6%        --        --      0.5%      0.8%      0.4%      0.2%      0.3%      0.1%       --


      $14,423   $16,033   $ 8,846   $27,213   $20,872  $ 92,890  $ 82,996   $52,615  $105,879  $77,460
          661       860       794     1,041     1,103     2,177     2,476     2,432     2,593    2,712
      $ 21.83   $ 18.64   $ 11.15   $ 26.12   $ 18.90  $  42.68  $  33.55   $ 21.64  $  40.82  $ 28.54
        17.1%     67.1%    (57.3%)    38.2%     35.0%     27.2%     55.0%    (47.0%)    43.1%    22.5%
         0.6%        --        --      0.4%      0.8%      0.4%      0.2%      0.3%      0.1%     0.1%


      $ 4,966   $ 4,497   $ 2,526   $ 7,541   $ 5,612  $ 96,588  $ 80,378   $46,031  $ 89,912  $50,508
          170       180       170       217       223     2,380     2,521     2,239     2,324    1,871
      $ 29.22   $ 24.90   $ 14.88   $ 34.80   $ 25.14  $  40.61  $  31.88   $ 20.53  $  38.67  $ 26.99
        17.3%     67.4%    (57.3%)    38.4%     35.2%     27.4%     55.3%    (46.9%)    43.3%    22.7%
         0.7%        --        --      0.4%      0.7%      0.4%      0.2%      0.3%      0.1%     0.1%


      $    69   $    50   $    87   $   260   $   151  $  4,565  $  3,963   $ 3,019  $  4,747  $ 2,738
            2         2         5         6         5        91       103       119        99       81
      $ 36.56   $ 31.29   $ 18.77   $ 44.08   $ 31.97  $  49.98  $  39.40   $ 25.48  $  48.17  $ 33.76
        16.8%     66.7%    (57.4%)    37.9%     34.6%     26.9%     54.6%    (47.1%)    42.7%    22.2%
         0.4%        --        --      0.3%      0.9%      0.4%      0.3%      0.3%      0.1%       --


      $    --   $    --   $    --   $    --   $    --  $ 63,667  $ 59,328   $37,764  $ 71,046  $39,009
           --        --        --        --        --     1,436     1,700     1,673     1,667    1,306
      $    --   $    --   $    --   $    --   $    --  $  44.30  $  34.89   $ 22.54  $  42.57  $ 29.80
           --        --        --        --        --     27.0%     54.8%    (47.1%)    42.8%    22.3%
           --        --        --        --        --      0.4%      0.2%      0.3%      0.1%     0.1%


      $    --   $    --   $    --   $    --   $    --  $  2,255  $    306   $    --  $     --  $    --
           --        --        --        --        --       146        26        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  15.41  $  12.12   $    --  $     --  $    --
           --        --        --        --        --     27.1%     21.2%        --        --       --
           --        --        --        --        --      0.1%        --        --        --       --


      $    --   $    --   $    --   $    --   $    --  $  6,835  $  1,315   $    --  $     --  $    --
           --        --        --        --        --       477       114        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  14.30  $  11.22   $    --  $     --  $    --
           --        --        --        --        --     27.5%     12.2%        --        --       --
           --        --        --        --        --      0.2%        --        --        --       --


      $    --   $    --   $    --   $    --   $    --  $  5,583  $    972   $    --  $     --  $    --
           --        --        --        --        --       387        84        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  14.32  $  11.26   $    --  $     --  $    --
           --        --        --        --        --     27.1%     12.6%        --        --       --
           --        --        --        --        --      0.2%        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                                       BALANCED--
                                                     SERVICE CLASS
                                     ---------------------------------------------
                                       2010     2009     2008     2007      2006
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $28,124  $26,435  $25,236   $43,180   $46,803
Units Outstanding..................    2,442    2,566    2,966     3,754     4,111
Variable Accumulation Unit Value...  $ 11.51  $ 10.30  $  8.51   $ 11.51   $ 11.38
Total Return.......................    11.8%    21.1%   (26.1%)     1.1%      8.9%
Investment Income Ratio............     1.2%     2.9%       --      2.0%      2.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,187  $ 2,419  $ 2,067   $ 3,820   $ 3,074
Units Outstanding..................      192      238      245       334       272
Variable Accumulation Unit Value...  $ 11.38  $ 10.20  $  8.44   $ 11.43   $ 11.32
Total Return.......................    11.6%    20.9%   (26.2%)     1.0%      8.7%
Investment Income Ratio............     1.1%     3.0%       --      2.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $20,460  $20,597  $19,594   $33,230   $29,963
Units Outstanding..................    1,798    2,018    2,317     2,897     2,638
Variable Accumulation Unit Value...  $ 11.39  $ 10.21  $  8.45   $ 11.45   $ 11.35
Total Return.......................    11.5%    20.8%   (26.2%)     0.9%      8.7%
Investment Income Ratio............     1.2%     2.9%       --      2.0%      2.0%

SERIES IV POLICIES (d)
Net Assets.........................  $18,944  $20,355  $17,779   $31,073   $24,827
Units Outstanding..................    1,650    1,980    2,093     2,704     2,181
Variable Accumulation Unit Value...  $ 11.48  $ 10.28  $  8.50   $ 11.50   $ 11.38
Total Return.......................    11.7%    21.0%   (26.1%)     1.1%      8.8%
Investment Income Ratio............     1.2%     2.9%       --      2.1%      2.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,182  $ 1,332  $ 1,402   $ 2,238   $ 2,054
Units Outstanding..................      118      132      167       196       181
Variable Accumulation Unit Value...  $ 11.26  $ 10.12  $  8.40   $ 11.41   $ 11.34
Total Return.......................    11.3%    20.5%   (26.4%)     0.7%      8.4%
Investment Income Ratio............     1.2%     2.7%       --      2.0%      2.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,612  $15,515  $15,288   $23,879   $22,364
Units Outstanding..................    1,383    1,531    1,819     2,093     1,975
Variable Accumulation Unit Value...  $ 11.29  $ 10.14  $  8.40   $ 11.41   $ 11.32
Total Return.......................    11.4%    20.6%   (26.3%)     0.8%      8.5%
Investment Income Ratio............     1.2%     2.8%       --      2.0%      2.1%

SERIES VII POLICIES (g)
Net Assets.........................  $   377  $    55  $    --   $    --   $    --
Units Outstanding..................       35        5       --        --        --
Variable Accumulation Unit Value...  $ 11.10  $  9.95  $    --   $    --   $    --
Total Return.......................    11.5%    (0.5%)      --        --        --
Investment Income Ratio............     1.7%       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   836  $    91  $    --   $    --   $    --
Units Outstanding..................       70        9       --        --        --
Variable Accumulation Unit Value...  $ 11.89  $ 10.64  $    --   $    --   $    --
Total Return.......................    11.8%     6.4%       --        --        --
Investment Income Ratio............     1.8%     3.6%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $ 1,303  $    77  $    --   $    --   $    --
Units Outstanding..................      109        7       --        --        --
Variable Accumulation Unit Value...  $ 11.91  $ 10.68  $    --   $    --   $    --
Total Return.......................    11.5%     6.8%       --        --        --
Investment Income Ratio............     2.0%     7.0%       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                   MAINSTAY VP
                          BOND--                                     COMMON STOCK--
                       SERVICE CLASS                                 SERVICE CLASS
      ----------------------------------------------  -------------------------------------------
        2010     2009      2008     2007      2006      2010     2009     2008     2007     2006
      -------------------------------------------------------------------------------------------



      $29,476   $23,996  $20,936   $17,119   $13,611  $ 9,716  $ 8,979  $ 7,340  $11,644  $ 9,997
        2,338     1,931    1,868     1,553     1,297      746      764      752      745      662
      $ 12.61   $ 11.88  $ 11.21   $ 10.99   $ 10.49  $ 13.02  $ 11.75  $  9.76  $ 15.61  $ 15.09
         6.1%      6.0%     2.0%      4.8%      2.8%    10.8%    20.4%   (37.4%)    3.4%    14.6%
         3.2%      4.5%     4.5%      3.8%      1.1%     1.4%     1.8%     1.2%     1.1%     0.5%


      $ 7,039   $ 6,260  $ 5,682   $ 4,131   $   858  $   777  $   849  $   729  $ 1,029  $   384
          572       538      516       373        83       75       91       94       82       32
      $ 12.34   $ 11.65  $ 11.01   $ 10.80   $ 10.33  $ 10.34  $  9.35  $  7.78  $ 12.45  $ 12.05
         5.9%      5.9%     1.9%      4.6%      2.7%    10.6%    20.2%   (37.5%)    3.3%    14.4%
         3.2%      4.7%     4.0%      5.9%      1.4%     1.4%     1.8%     1.3%     1.3%     0.8%


      $39,004   $33,246  $31,436   $27,639   $24,795  $ 9,071  $ 9,110  $ 8,634  $15,905  $15,284
        3,140     2,833    2,830     2,528     2,380      711      789      898    1,032    1,021
      $ 12.43   $ 11.74  $ 11.09   $ 10.90   $ 10.42  $ 12.77  $ 11.55  $  9.61  $ 15.39  $ 14.91
         5.9%      5.8%     1.8%      4.6%      2.6%    10.5%    20.1%   (37.6%)    3.2%    14.4%
         3.1%      4.4%     4.3%      3.7%      1.0%     1.4%     1.7%     1.2%     1.1%     0.4%


      $50,267   $42,252  $36,598   $31,506   $26,094  $14,831  $14,569  $12,550  $21,137  $17,491
        4,000     3,567    3,268     2,865     2,488    1,143    1,244    1,288    1,358    1,161
      $ 12.57   $ 11.85  $ 11.19   $ 10.97   $ 10.48  $ 12.97  $ 11.72  $  9.74  $ 15.57  $ 15.06
         6.0%      6.0%     2.0%      4.7%      2.8%    10.7%    20.3%   (37.5%)    3.4%    14.5%
         3.1%      4.6%     4.4%      3.7%      1.1%     1.4%     1.8%     1.2%     1.1%     0.4%


      $ 4,371   $ 4,523  $ 4,546   $ 3,466   $ 2,662  $   354  $   362  $   286  $   560  $   449
          361       394      418       323       260       28       32       30       37       30
      $ 12.11   $ 11.47  $ 10.87   $ 10.70   $ 10.26  $ 12.53  $ 11.36  $  9.48  $ 15.22  $ 14.78
         5.6%      5.5%     1.6%      4.3%      2.4%    10.3%    19.8%   (37.7%)    3.0%    14.1%
         3.0%      4.4%     4.2%      3.9%      1.0%     1.4%     1.8%     1.2%     1.1%     0.5%


      $32,838   $28,216  $24,897   $20,338   $15,506  $ 8,066  $ 8,047  $ 6,925  $12,001  $10,391
        2,673     2,425    2,265     1,878     1,497      636      701      723      781      697
      $ 12.28   $ 11.61  $ 10.99   $ 10.81   $ 10.36  $ 12.68  $ 11.49  $  9.58  $ 15.36  $ 14.90
         5.7%      5.6%     1.7%      4.4%      2.5%    10.4%    20.0%   (37.6%)    3.1%    14.2%
         3.1%      4.6%     4.3%      4.0%      1.0%     1.4%     1.8%     1.2%     1.1%     0.5%


      $ 4,020   $   528  $    --   $    --   $    --  $   102  $    53  $    --  $    --  $    --
          369        52       --        --        --        9        5       --       --       --
      $ 10.84   $ 10.24  $    --   $    --   $    --  $ 11.92  $ 10.79  $    --  $    --  $    --
         5.8%      2.4%       --        --        --    10.5%     7.9%       --       --       --
         4.2%     10.2%       --        --        --     1.5%     0.2%       --       --       --


      $ 7,306   $ 1,449  $    --   $    --   $    --  $   304  $    94  $    --  $    --  $    --
          673       142       --        --        --       24        8       --       --       --
      $ 10.84   $ 10.21  $    --   $    --   $    --  $ 12.42  $ 11.20  $    --  $    --  $    --
         6.1%      2.1%       --        --        --    10.8%    12.0%       --       --       --
         4.1%      5.4%       --        --        --     1.6%     2.6%       --       --       --


      $ 6,366   $   726  $    --   $    --   $    --  $   154  $    27  $    --  $    --  $    --
          588        71       --        --        --       13        3       --       --       --
      $ 10.78   $ 10.19  $    --   $    --   $    --  $ 11.87  $ 10.74  $    --  $    --  $    --
         5.8%      1.9%       --        --        --    10.5%     7.4%       --       --       --
         4.5%     10.2%       --        --        --     2.1%     3.2%       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                      MAINSTAY VP
                                                     CONSERVATIVE
                                                     ALLOCATION--
                                                     SERVICE CLASS
                                     --------------------------------------------
                                       2010     2009     2008     2007     2006
                                     --------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $63,037  $48,267  $35,810  $33,968  $17,229
Units Outstanding..................    5,257    4,445    3,955    3,010    1,612
Variable Accumulation Unit Value...  $ 11.99  $ 10.88  $  9.05  $ 11.28  $ 10.66
Total Return.......................    10.2%    20.2%   (19.7%)    5.7%     6.6%
Investment Income Ratio............     2.5%     3.1%       --     3.3%     1.9%

SERIES II POLICIES (b)
Net Assets.........................  $14,018  $12,702  $11,604  $ 9,873  $ 1,967
Units Outstanding..................    1,181    1,178    1,293      879      179
Variable Accumulation Unit Value...  $ 11.87  $ 10.78  $  8.98  $ 11.21  $ 10.62
Total Return.......................    10.0%    20.1%   (19.9%)    5.6%     6.2%
Investment Income Ratio............     2.4%     3.0%       --     4.7%     2.0%

SERIES III POLICIES (c)
Net Assets.........................  $45,013  $39,275  $28,974  $25,713  $ 9,793
Units Outstanding..................    3,792    3,638    3,212    2,285      919
Variable Accumulation Unit Value...  $ 11.87  $ 10.80  $  9.00  $ 11.23  $ 10.65
Total Return.......................    10.0%    20.0%   (19.9%)    5.5%     6.5%
Investment Income Ratio............     2.4%     3.2%       --     3.6%     1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $48,350  $40,044  $27,533  $21,458  $ 7,239
Units Outstanding..................    4,078    3,711    3,070    1,906      681
Variable Accumulation Unit Value...  $ 11.88  $ 10.78  $  8.97  $ 11.19  $ 10.58
Total Return.......................    10.1%    20.2%   (19.8%)    5.7%     5.8%
Investment Income Ratio............     2.4%     3.2%       --     3.6%     2.3%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,225  $ 3,899  $ 2,829  $ 2,745  $   962
Units Outstanding..................      276      366      318      246       91
Variable Accumulation Unit Value...  $ 11.70  $ 10.66  $  8.91  $ 11.15  $ 10.59
Total Return.......................     9.7%    19.7%   (20.1%)    5.3%     5.9%
Investment Income Ratio............     2.1%     3.1%       --     3.8%     2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $36,357  $29,235  $23,266  $23,484  $ 8,859
Units Outstanding..................    3,112    2,744    2,617    2,114      837
Variable Accumulation Unit Value...  $ 11.68  $ 10.64  $  8.88  $ 11.10  $ 10.54
Total Return.......................     9.8%    19.8%   (20.0%)    5.4%     5.4%
Investment Income Ratio............     2.4%     3.0%       --     3.8%     2.4%

SERIES VII POLICIES (g)
Net Assets.........................  $ 3,225  $   667  $    --  $    --  $     --
Units Outstanding..................      276       64       --       --        --
Variable Accumulation Unit Value...  $ 11.68  $ 10.63  $    --  $    --  $     --
Total Return.......................     9.9%     6.3%       --       --        --
Investment Income Ratio............     3.1%     5.8%       --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 8,185  $ 1,803  $    --  $    --  $     --
Units Outstanding..................      698      170       --       --        --
Variable Accumulation Unit Value...  $ 11.72  $ 10.63  $    --  $    --  $     --
Total Return.......................    10.2%     6.3%       --       --        --
Investment Income Ratio............     3.2%     4.7%       --       --        --

SERIES IX POLICIES (i)
Net Assets.........................  $ 8,604  $ 1,635  $    --  $    --  $     --
Units Outstanding..................      737      155       --       --        --
Variable Accumulation Unit Value...  $ 11.63  $ 10.58  $    --  $    --  $     --
Total Return.......................     9.9%     5.8%       --       --        --
Investment Income Ratio............     3.2%     2.5%       --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                      MAINSTAY VP                                    MAINSTAY VP
                     CONVERTIBLE--                                 FLOATING RATE--
                     SERVICE CLASS                                  SERVICE CLASS
      -------------------------------------------  ----------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008      2007      2006
      -------------------------------------------------------------------------------------------


      $32,172  $24,666  $14,878  $20,596  $16,277  $53,937  $50,249   $27,212   $50,519   $66,344
        2,026    1,830    1,561    1,392    1,248    4,790    4,742     3,380     4,749     6,301
      $ 15.87  $ 13.69  $  9.53  $ 14.77  $ 13.07  $ 11.27  $ 10.59   $  8.06   $ 10.62   $ 10.52
        15.9%    43.7%   (35.5%)   13.0%     8.6%     6.3%    31.4%    (24.1%)     0.9%      4.2%
         2.9%     2.1%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 6,407  $ 6,164  $ 3,428  $ 3,778  $ 1,298  $11,836  $11,436   $ 5,975   $14,728   $ 8,414
          463      515      411      282      113    1,054    1,081       741     1,383       797
      $ 13.85  $ 11.96  $  8.34  $ 12.94  $ 11.47  $ 11.23  $ 10.58   $  8.06   $ 10.63   $ 10.56
        15.8%    43.5%   (35.6%)   12.8%     8.4%     6.2%    31.2%    (24.2%)     0.7%      4.1%
         2.6%     2.2%     2.2%     2.9%     3.2%     3.8%     3.4%      5.1%      6.3%      6.1%


      $38,481  $34,145  $21,459  $33,759  $28,651  $44,584  $43,649   $24,106   $51,296   $41,204
        2,452    2,517    2,263    2,296    2,198    4,001    4,130     3,008     4,851     3,923
      $ 15.70  $ 13.57  $  9.46  $ 14.70  $ 13.03  $ 11.14  $ 10.50   $  8.00   $ 10.56   $ 10.49
        15.7%    43.4%   (35.6%)   12.8%     8.4%     6.1%    31.1%    (24.2%)     0.7%      4.0%
         2.7%     2.1%     1.9%     2.2%     2.3%     3.8%     3.4%      5.1%      6.3%      6.2%


      $48,253  $42,161  $27,408  $37,117  $30,765  $59,717  $56,842   $26,408   $52,122   $35,265
        3,069    3,105    2,895    2,529    2,370    5,316    5,380     3,283     4,908     3,353
      $ 15.73  $ 13.57  $  9.45  $ 14.66  $ 12.98  $ 11.24  $ 10.57   $  8.05   $ 10.60   $ 10.52
        15.9%    43.6%   (35.5%)   12.9%     8.6%     6.3%    31.3%    (24.1%)     0.8%      4.2%
         2.7%     2.1%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 2,852  $ 3,117  $ 1,662  $ 2,407  $ 1,829  $ 3,107  $ 3,801   $ 2,192   $ 3,333   $ 3,441
          190      236      180      167      143      278      366       271       312       318
      $ 15.26  $ 13.22  $  9.24  $ 14.39  $ 12.80  $ 11.19  $ 10.57   $  8.08   $ 10.69   $ 10.64
        15.4%    43.0%   (35.8%)   12.5%     8.1%     5.9%    30.8%    (24.4%)     0.4%      3.8%
         2.7%     2.2%     2.1%     2.2%     2.3%     3.8%     3.4%      5.1%      6.3%      6.1%


      $38,122  $34,086  $18,413  $25,017  $19,713  $36,261  $34,345   $17,376   $33,142   $25,234
        2,496    2,571    1,993    1,738    1,545    3,267    3,276     2,180     3,133     2,411
      $ 15.28  $ 13.22  $  9.23  $ 14.37  $ 12.76  $ 11.10  $ 10.48   $  8.00   $ 10.58   $ 10.52
        15.5%    43.2%   (35.7%)   12.6%     8.2%     6.0%    30.9%    (24.3%)     0.5%      3.9%
         2.7%     2.2%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 2,530  $   432  $    --  $    --  $    --  $ 5,326  $ 1,195   $    --   $    --   $    --
          194       39       --       --       --      484      116        --        --        --
      $ 13.06  $ 11.29  $    --  $    --  $    --  $ 10.96  $ 10.33   $    --   $    --   $    --
        15.6%    12.9%       --       --       --     6.1%     3.3%        --        --        --
         3.8%     3.5%       --       --       --     3.8%     3.5%        --        --        --


      $ 5,944  $ 1,123  $    --  $    --  $    --  $ 8,010  $ 1,783   $    --   $    --   $    --
          454       98       --       --       --      725      170        --        --        --
      $ 13.05  $ 11.25  $    --  $    --  $    --  $ 11.03  $ 10.37   $    --   $    --   $    --
        16.0%    12.5%       --       --       --     6.4%     3.7%        --        --        --
         3.7%     4.0%       --       --       --     3.8%     3.5%        --        --        --


      $ 5,274  $   878  $    --  $    --  $    --  $ 6,125  $   763   $    --   $    --   $    --
          398       73       --       --       --      560       74        --        --        --
      $ 13.22  $ 11.43  $    --  $    --  $    --  $ 10.94  $ 10.31   $    --   $    --   $    --
        15.6%    14.3%       --       --       --     6.1%     3.1%        --        --        --
         3.7%     3.4%       --       --       --     3.8%     3.5%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                                       GOVERNMENT--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $25,310  $21,711   $25,835   $12,747   $10,264
Units Outstanding..................     2,112    1,877     2,232     1,190     1,005
Variable Accumulation Unit Value...   $ 11.98  $ 11.56   $ 11.57   $ 10.71   $ 10.21
Total Return.......................      3.6%     0.0%      8.0%      4.9%      2.4%
Investment Income Ratio............      3.1%     3.2%      3.7%      5.0%      0.9%

SERIES II POLICIES (b)
Net Assets.........................   $ 6,166  $ 5,917   $ 7,458   $ 2,056   $   436
Units Outstanding..................       515      511       644       177        42
Variable Accumulation Unit Value...   $ 12.00  $ 11.60   $ 11.62   $ 10.78   $ 10.28
Total Return.......................      3.5%    (0.2%)     7.8%      4.8%      2.2%
Investment Income Ratio............      2.9%     3.3%      3.9%      6.7%      1.0%

SERIES III POLICIES (c)
Net Assets.........................   $26,704  $26,121   $38,534   $18,224   $17,078
Units Outstanding..................     2,274    2,299     3,324     1,723     1,691
Variable Accumulation Unit Value...   $ 11.75  $ 11.36   $ 11.39   $ 10.57   $ 10.09
Total Return.......................      3.4%    (0.2%)     7.8%      4.7%      2.1%
Investment Income Ratio............      3.1%     3.0%      3.6%      4.9%      0.9%

SERIES IV POLICIES (d)
Net Assets.........................   $37,270  $33,769   $38,114   $19,355   $16,646
Units Outstanding..................     3,122    2,926     3,298     1,804     1,630
Variable Accumulation Unit Value...   $ 11.95  $ 11.54   $ 11.55   $ 10.70   $ 10.20
Total Return.......................      3.6%    (0.1%)     8.0%      4.9%      2.3%
Investment Income Ratio............      3.0%     3.4%      3.5%      4.8%      0.9%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,670  $ 2,331   $ 2,585   $ 2,733   $ 1,626
Units Outstanding..................       144      207       229       260       162
Variable Accumulation Unit Value...   $ 11.60  $ 11.24   $ 11.30   $ 10.51   $ 10.06
Total Return.......................      3.2%    (0.5%)     7.5%      4.5%      1.9%
Investment Income Ratio............      2.7%     3.2%      2.8%      5.6%      1.0%

SERIES VI POLICIES (f)
Net Assets.........................   $19,669  $18,690   $28,327   $13,450   $ 9,551
Units Outstanding..................     1,685    1,654     2,486     1,276       948
Variable Accumulation Unit Value...   $ 11.67  $ 11.30   $ 11.34   $ 10.54   $ 10.08
Total Return.......................      3.3%    (0.4%)     7.6%      4.6%      2.0%
Investment Income Ratio............      3.1%     3.0%      3.6%      5.2%      0.9%

SERIES VII POLICIES (g)
Net Assets.........................   $ 2,924  $   484   $    --   $    --   $    --
Units Outstanding..................       284       48        --        --        --
Variable Accumulation Unit Value...   $ 10.32  $  9.99   $    --   $    --   $    --
Total Return.......................      3.4%    (0.1%)       --        --        --
Investment Income Ratio............      4.0%     7.4%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,665  $   507   $    --   $    --   $    --
Units Outstanding..................       350       50        --        --        --
Variable Accumulation Unit Value...   $ 10.44  $ 10.07   $    --   $    --   $    --
Total Return.......................      3.7%     0.7%        --        --        --
Investment Income Ratio............      4.3%     7.0%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 3,566  $   294   $    --   $    --   $    --
Units Outstanding..................       344       27        --        --        --
Variable Accumulation Unit Value...   $ 10.38  $ 10.04   $    --   $    --   $    --
Total Return.......................      3.4%     0.4%        --        --        --
Investment Income Ratio............      4.1%     7.4%        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                       MAINSTAY VP
                    GROWTH ALLOCATION--                                 GROWTH EQUITY--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $40,004  $34,388   $24,802   $31,812   $16,922   $10,083   $9,103    $ 6,991   $12,301   $10,744
         3,799    3,697     3,357     2,631     1,524       824      830        841       888       859
       $ 10.53  $  9.30   $  7.39   $ 12.03   $ 11.08   $ 12.11   $10.97    $  8.31   $ 13.83   $ 12.51
         13.2%    25.9%    (38.6%)     8.6%     10.8%     10.4%    32.0%     (39.9%)    10.6%      2.7%
          1.0%     2.2%      0.6%      1.2%      1.4%      0.3%     0.3%       0.3%        --      0.2%


       $ 1,764  $ 1,613   $ 1,082   $ 1,602   $   571   $   630   $  587    $   428   $   601   $   208
           174      180       151       138        53        58       60         57        48        18
       $ 10.14  $  8.97   $  7.13   $ 11.64   $ 10.73   $ 10.84   $ 9.83    $  7.46   $ 12.43   $ 11.26
         13.0%    25.8%    (38.7%)     8.4%      7.3%     10.2%    31.8%     (40.0%)    10.4%      2.6%
          1.0%     2.3%      0.5%      1.4%      1.6%      0.3%     0.3%       0.3%        --      0.2%


       $14,754  $13,645   $10,577   $16,106   $ 7,010   $ 9,747   $9,667    $ 8,278   $16,119   $16,850
         1,443    1,507     1,468     1,369       646       808      885        996     1,164     1,341
       $ 10.23  $  9.05   $  7.20   $ 11.76   $ 10.85   $ 12.07   $10.95    $  8.32   $ 13.86   $ 12.56
         12.9%    25.7%    (38.7%)     8.4%      8.5%     10.2%    31.7%     (40.0%)    10.3%      2.5%
          1.0%     2.1%      0.5%      1.3%      1.4%      0.3%     0.3%       0.2%        --      0.2%


       $21,849  $21,318   $15,831   $19,362   $11,086   $ 7,783   $7,828    $ 6,426   $11,935   $11,896
         2,081    2,296     2,147     1,606       999       645      717        776       865       953
       $ 10.50  $  9.28   $  7.38   $ 12.02   $ 11.07   $ 12.06   $10.94    $  8.29   $ 13.79   $ 12.48
         13.1%    25.9%    (38.6%)     8.6%     10.7%     10.3%    31.9%     (39.9%)    10.5%      2.7%
          1.0%     2.2%      0.5%      1.2%      1.4%      0.3%     0.3%       0.3%        --      0.2%


       $   686  $   720   $   571   $   999   $   686   $   228   $  436    $   209   $   517   $   553
            68       81        80        86        64        20       41         26        39        46
       $ 10.05  $  8.92   $  7.12   $ 11.64   $ 10.77   $ 11.55   $10.51    $  8.00   $ 13.37   $ 12.14
         12.6%    25.4%    (38.9%)     8.1%      7.7%      9.9%    31.4%     (40.1%)    10.1%      2.2%
          0.9%     2.1%      0.5%      1.1%      1.2%      0.3%     0.3%       0.2%        --      0.2%


       $13,130  $12,741   $10,236   $14,582   $ 5,801   $ 6,755   $6,450    $ 5,488   $10,236   $11,233
         1,303    1,425     1,435     1,252       511       573      602        673       752       909
       $ 10.08  $  8.94   $  7.12   $ 11.64   $ 10.76   $ 11.79   $10.72    $  8.15   $ 13.61   $ 12.35
         12.8%    25.5%    (38.8%)     8.2%      7.6%     10.0%    31.5%     (40.1%)    10.2%      2.4%
          1.0%     2.2%      0.5%      1.3%      1.6%      0.3%     0.3%       0.2%        --      0.2%


       $   221  $    58   $    --   $    --   $    --   $    72   $   10    $    --   $    --   $    --
            18        5        --        --        --         6        1         --        --        --
       $ 12.14  $ 10.75   $    --   $    --   $    --   $ 12.41   $11.27    $    --   $    --   $    --
         12.9%     7.5%        --        --        --     10.1%    12.7%         --        --        --
          1.2%     5.8%        --        --        --      0.6%     0.7%         --        --        --


       $ 2,007  $   543   $    --   $    --   $    --   $   223   $   17    $    --   $    --   $    --
           157       48        --        --        --        18        2         --        --        --
       $ 12.76  $ 11.27   $    --   $    --   $    --   $ 12.18   $11.03    $    --   $    --   $    --
         13.2%    12.7%        --        --        --     10.4%    10.3%         --        --        --
          1.3%     3.9%        --        --        --      0.5%     0.2%         --        --        --


       $ 1,814  $   418   $    --   $    --   $    --   $   244   $   35    $    --   $    --   $    --
           145       37        --        --        --        20        3         --        --        --
       $ 12.39  $ 10.98   $    --   $    --   $    --   $ 12.28   $11.16    $    --   $    --   $    --
         12.9%     9.8%        --        --        --     10.1%    11.6%         --        --        --
          1.2%     3.1%        --        --        --      0.4%     0.1%         --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                               HIGH YIELD CORPORATE BOND--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009      2008     2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $111,571  $ 89,028  $53,572  $ 76,442  $ 65,778
Units Outstanding..................     6,755     6,001    5,054     5,387     4,654
Variable Accumulation Unit Value...  $  16.51  $  14.90  $ 10.60  $  14.20  $  14.12
Total Return.......................     10.8%     40.5%   (25.3%)     0.6%     10.2%
Investment Income Ratio............      6.0%      8.0%     8.9%      6.8%      2.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 25,640  $ 24,529  $ 9,687  $ 13,752  $  6,351
Units Outstanding..................     1,948     2,062    1,140     1,206       552
Variable Accumulation Unit Value...  $  13.17  $  11.90  $  8.48  $  11.38  $  11.32
Total Return.......................     10.7%     40.3%   (25.5%)     0.5%     10.0%
Investment Income Ratio............      5.7%      9.0%     9.2%      7.9%      2.8%

SERIES III POLICIES (c)
Net Assets.........................  $169,272  $156,332  $89,005  $135,741  $134,191
Units Outstanding..................    10,455    10,681    8,477     9,684     9,605
Variable Accumulation Unit Value...  $  16.19  $  14.64  $ 10.44  $  14.01  $  13.95
Total Return.......................     10.6%     40.2%   (25.5%)     0.4%     10.0%
Investment Income Ratio............      5.8%      8.3%     8.7%      6.6%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $175,842  $164,586  $93,233  $138,150  $123,311
Units Outstanding..................    10,635    11,021    8,764     9,688     8,698
Variable Accumulation Unit Value...  $  16.54  $  14.93  $ 10.63  $  14.25  $  14.17
Total Return.......................     10.8%     40.4%   (25.4%)     0.6%     10.1%
Investment Income Ratio............      5.8%      8.3%     9.0%      6.8%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $ 13,016  $ 13,159  $ 6,129  $ 11,504  $ 12,883
Units Outstanding..................       813       885      594       827       929
Variable Accumulation Unit Value...  $  15.94  $  14.44  $ 10.33  $  13.90  $  13.87
Total Return.......................     10.3%     39.9%   (25.7%)     0.2%      9.7%
Investment Income Ratio............      5.7%      8.7%     8.0%      6.1%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................  $131,849  $121,259  $65,777  $ 91,960  $ 81,548
Units Outstanding..................     8,199     8,304    6,324     6,578     5,835
Variable Accumulation Unit Value...  $  16.08  $  14.56  $ 10.40  $  13.98  $  13.94
Total Return.......................     10.4%     40.0%   (25.6%)     0.3%      9.8%
Investment Income Ratio............      5.9%      8.2%     9.0%      6.7%      2.0%

SERIES VII POLICIES (g)
Net Assets.........................  $ 11,270  $  2,682  $    --  $     --  $     --
Units Outstanding..................       903       242       --        --        --
Variable Accumulation Unit Value...  $  12.27  $  11.09  $    --  $     --  $     --
Total Return.......................     10.6%     10.9%       --        --        --
Investment Income Ratio............      7.5%     14.1%       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 20,910  $  4,854  $    --  $     --  $     --
Units Outstanding..................     1,721       439       --        --        --
Variable Accumulation Unit Value...  $  12.14  $  10.95  $    --  $     --  $     --
Total Return.......................     10.9%      9.5%       --        --        --
Investment Income Ratio............      7.8%     14.9%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $ 29,310  $  4,260  $    --  $     --  $     --
Units Outstanding..................     2,406       387       --        --        --
Variable Accumulation Unit Value...  $  12.07  $  10.92  $    --  $     --  $     --
Total Return.......................     10.6%      9.2%       --        --        --
Investment Income Ratio............      8.1%     14.4%       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                      MAINSTAY VP                                  MAINSTAY VP
                  ICAP SELECT EQUITY--                           INCOME BUILDER--
                     SERVICE CLASS                                SERVICE CLASS
      -------------------------------------------  -------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ----------------------------------------------------------------------------------------


      $64,536  $54,061  $25,171  $18,509  $ 6,252  $ 9,991  $ 8,694  $ 7,044  $10,000  $ 9,122
        4,478    4,366    2,583    1,166      413      754      743      731      746      720
      $ 14.41  $ 12.40  $  9.74  $ 15.87  $ 15.10  $ 13.21  $ 11.70  $  9.63  $ 13.39  $ 12.66
        16.2%    27.3%   (38.6%)    5.1%    17.3%    12.9%    21.5%   (28.1%)    5.8%     7.7%
         0.7%     1.6%     0.5%     0.6%     0.1%     3.0%     3.4%     3.1%     2.1%     0.5%


      $ 7,051  $ 7,479  $ 4,212  $ 4,483  $   327  $ 1,250  $ 1,031  $   798  $   409  $   161
          603      742      531      340       27      106       99       93       34       14
      $ 11.70  $ 10.08  $  7.93  $ 12.94  $ 12.33  $ 11.78  $ 10.45  $  8.62  $ 12.00  $ 11.37
        16.0%    27.1%   (38.7%)    5.0%    17.2%    12.7%    21.3%   (28.2%)    5.6%     7.6%
         0.7%     1.7%     0.5%     0.7%     0.3%     3.0%     3.6%     4.5%     2.8%     0.6%


      $64,482  $61,666  $31,399  $25,973  $ 9,830  $11,613  $10,696  $ 9,905  $16,167  $17,200
        4,551    5,044    3,263    1,652      656      893      927    1,037    1,219    1,372
      $ 14.17  $ 12.22  $  9.62  $ 15.70  $ 14.97  $ 13.00  $ 11.54  $  9.51  $ 13.26  $ 12.57
        16.0%    27.0%   (38.7%)    4.9%    17.1%    12.7%    21.3%   (28.3%)    5.5%     7.5%
         0.7%     1.6%     0.5%     0.6%     0.1%     2.9%     3.3%     3.0%     2.0%     0.4%


      $84,825  $79,618  $39,427  $30,523  $11,038  $ 8,385  $ 7,965  $ 7,047  $11,398  $11,226
        5,923    6,456    4,065    1,926      732      630      675      725      843      878
      $ 14.32  $ 12.33  $  9.69  $ 15.80  $ 15.04  $ 13.31  $ 11.80  $  9.71  $ 13.52  $ 12.79
        16.1%    27.2%   (38.6%)    5.1%    17.3%    12.9%    21.4%   (28.2%)    5.7%     7.6%
         0.7%     1.6%     0.5%     0.6%     0.2%     2.9%     3.4%     2.9%     2.1%     0.5%


      $ 3,491  $ 3,584  $ 1,815  $ 2,136  $   962  $   443  $   373  $   303  $   686  $   684
          251      300      193      138       65       35       33       33       53       56
      $ 13.82  $ 11.95  $  9.43  $ 15.43  $ 14.75  $ 12.61  $ 11.22  $  9.27  $ 12.96  $ 12.31
        15.7%    26.7%   (38.9%)    4.6%    16.8%    12.4%    20.9%   (28.4%)    5.3%     7.2%
         0.7%     1.6%     0.4%     0.5%     0.1%     2.9%     3.5%     2.8%     2.1%     0.4%


      $57,036  $52,821  $28,496  $23,613  $ 7,661  $ 7,700  $ 6,826  $ 5,728  $ 8,801  $ 8,848
        4,071    4,364    2,988    1,513      514      607      607      616      678      715
      $ 14.01  $ 12.10  $  9.54  $ 15.60  $ 14.89  $ 12.68  $ 11.27  $  9.31  $ 12.99  $ 12.33
        15.8%    26.8%   (38.8%)    4.7%    16.9%    12.5%    21.1%   (28.4%)    5.4%     7.3%
         0.7%     1.6%     0.5%     0.6%     0.2%     3.1%     3.4%     3.0%     2.0%     0.5%


      $ 2,019  $   255  $    --  $    --  $    --  $   355  $    36  $    --  $    --  $    --
          156       23       --       --       --       26        3       --       --       --
      $ 12.84  $ 11.08  $    --  $    --  $    --  $ 11.89  $ 10.56  $    --  $    --  $    --
        15.9%    10.8%       --       --       --    12.6%     5.6%       --       --       --
         1.1%     1.7%       --       --       --     2.8%     9.7%       --       --       --


      $ 4,506  $   994  $    --  $    --  $    --  $   685  $   171  $    --  $    --  $    --
          357       92       --       --       --       58       16       --       --       --
      $ 12.56  $ 10.80  $    --  $    --  $    --  $ 11.85  $ 10.49  $    --  $    --  $    --
        16.2%     8.0%       --       --       --    13.0%     4.9%       --       --       --
         1.0%     2.8%       --       --       --     4.2%       --       --       --       --


      $ 3,842  $   750  $    --  $    --  $    --  $   912  $    62  $    --  $    --  $    --
          307       65       --       --       --       74        6       --       --       --
      $ 12.48  $ 10.76  $    --  $    --  $    --  $ 12.25  $ 10.88  $    --  $    --  $    --
        15.9%     7.6%       --       --       --    12.6%     8.8%       --       --       --
         1.0%     1.7%       --       --       --     4.2%     1.9%       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                                 INTERNATIONAL EQUITY--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                       2010      2009      2008      2007     2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $35,207   $31,245   $26,138  $34,716  $24,928
Units Outstanding..................     2,071     1,896     1,863    1,806    1,339
Variable Accumulation Unit Value...   $ 17.00   $ 16.47   $ 14.03  $ 19.19  $ 18.59
Total Return.......................      3.2%     17.4%    (26.9%)    3.2%    29.2%
Investment Income Ratio............      3.2%      7.1%      1.3%     0.6%     0.2%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,167   $ 4,381   $ 3,894  $ 5,359  $ 2,397
Units Outstanding..................       329       357       371      372      172
Variable Accumulation Unit Value...   $ 12.68   $ 12.30   $ 10.49  $ 14.38  $ 13.95
Total Return.......................      3.0%     17.2%    (27.0%)    3.1%    29.0%
Investment Income Ratio............      3.0%      7.0%      1.2%     0.7%     0.3%

SERIES III POLICIES (c)
Net Assets.........................   $31,910   $34,201   $31,362  $50,876  $44,302
Units Outstanding..................     1,935     2,138     2,295    2,712    2,432
Variable Accumulation Unit Value...   $ 16.49   $ 16.01   $ 13.67  $ 18.73  $ 18.18
Total Return.......................      3.0%     17.2%    (27.0%)    3.0%    28.9%
Investment Income Ratio............      3.0%      7.0%      1.2%     0.6%     0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $48,300   $48,477   $42,792  $62,627  $50,013
Units Outstanding..................     2,887     2,980     3,093    3,303    2,724
Variable Accumulation Unit Value...   $ 16.74   $ 16.23   $ 13.83  $ 18.93  $ 18.35
Total Return.......................      3.1%     17.3%    (26.9%)    3.2%    29.1%
Investment Income Ratio............      3.1%      7.0%      1.2%     0.6%     0.2%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,653   $ 3,162   $ 2,881  $ 4,100  $ 2,996
Units Outstanding..................       171       205       219      226      170
Variable Accumulation Unit Value...   $ 15.83   $ 15.41   $ 13.18  $ 18.11  $ 17.63
Total Return.......................      2.7%     16.9%    (27.2%)    2.8%    28.6%
Investment Income Ratio............      3.0%      6.8%      1.2%     0.6%     0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $30,562   $31,140   $29,181  $43,867  $37,864
Units Outstanding..................     1,902     1,992     2,184    2,390    2,118
Variable Accumulation Unit Value...   $ 16.08   $ 15.63   $ 13.36  $ 18.34  $ 17.83
Total Return.......................      2.8%     17.0%    (27.1%)    2.9%    28.7%
Investment Income Ratio............      3.1%      6.9%      1.2%     0.5%     0.2%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,131   $   123   $    --  $    --  $    --
Units Outstanding..................       100        10        --       --       --
Variable Accumulation Unit Value...   $ 11.24   $ 10.92   $    --  $    --  $    --
Total Return.......................      2.9%      9.2%        --       --       --
Investment Income Ratio............      4.7%      6.8%        --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,306   $   669   $    --  $    --  $    --
Units Outstanding..................       288        60        --       --       --
Variable Accumulation Unit Value...   $ 11.37   $ 11.02   $    --  $    --  $    --
Total Return.......................      3.2%     10.2%        --       --       --
Investment Income Ratio............      4.1%      8.8%        --       --       --

SERIES IX POLICIES (i)
Net Assets.........................   $ 2,539   $   563   $    --  $    --  $    --
Units Outstanding..................       222        51        --       --       --
Variable Accumulation Unit Value...   $ 11.33   $ 11.00   $    --  $    --  $    --
Total Return.......................      2.9%     10.0%        --       --       --
Investment Income Ratio............      4.0%     13.9%        --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $15,301   $11,373   $ 6,525   $ 8,089   $4,851    $45,903   $38,255   $12,903   $22,217   $18,032
         1,170       994       785       586      419      2,611     2,647     1,202     1,176       986
       $ 13.07   $ 11.44   $  8.31   $ 13.79   $11.56    $ 17.57   $ 14.45   $ 10.73   $ 18.88   $ 18.28
         14.3%     37.7%    (39.8%)    19.4%     5.5%      21.6%     34.7%    (43.2%)     3.3%     13.1%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $ 1,652   $ 1,880   $ 1,422   $ 1,146   $  295    $ 3,536   $ 3,310   $ 1,514   $ 2,509   $   973
           123       160       167        77       25        283       323       198       186        74
       $ 13.40   $ 11.75   $  8.54   $ 14.21   $11.92    $ 12.51   $ 10.30   $  7.66   $ 13.51   $ 13.09
         14.1%     37.5%    (39.9%)    19.2%     5.3%      21.4%     34.5%    (43.3%)     3.2%     12.9%
            --        --        --        --       --       0.2%      0.2%        --      0.3%        --


       $15,024   $14,140   $ 9,350   $12,888   $8,805    $42,435   $40,225   $14,289   $29,030   $27,464
         1,170     1,254     1,138       943      768      2,467     2,837     1,351     1,557     1,522
       $ 12.86   $ 11.28   $  8.20   $ 13.65   $11.46    $ 17.21   $ 14.18   $ 10.55   $ 18.60   $ 18.04
         14.1%     37.5%    (39.9%)    19.1%     5.3%      21.4%     34.4%    (43.3%)     3.1%     12.8%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $24,785   $21,834   $15,284   $15,201   $9,704    $53,532   $47,815   $17,460   $33,257   $27,704
         1,908     1,907     1,839     1,099      842      3,075     3,339     1,641     1,774     1,527
       $ 13.01   $ 11.39   $  8.27   $ 13.75   $11.52    $ 17.41   $ 14.32   $ 10.64   $ 18.73   $ 18.14
         14.2%     37.7%    (39.8%)    19.3%     5.4%      21.6%     34.6%    (43.2%)     3.3%     13.0%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $ 1,478   $ 1,523   $   831   $   999   $  613    $ 2,229   $ 2,226   $   898   $ 2,168   $ 2,092
           120       141       106        76       55        135       159        86       117       116
       $ 12.28   $ 10.79   $  7.87   $ 13.13   $11.05    $ 17.00   $ 14.04   $ 10.47   $ 18.51   $ 18.00
         13.8%     37.1%    (40.1%)    18.8%     5.0%      21.1%     34.1%    (43.4%)     2.8%     12.6%
            --        --        --        --       --       0.2%      0.2%        --      0.2%        --


       $14,900   $14,154   $ 8,755   $11,767   $6,145    $37,183   $33,454   $13,044   $26,914   $24,573
         1,172     1,266     1,076       865      538      2,199     2,398     1,254     1,465     1,376
       $ 12.71   $ 11.16   $  8.13   $ 13.55   $11.39    $ 16.92   $ 13.96   $ 10.40   $ 18.37   $ 17.84
         13.9%     37.3%    (40.0%)    18.9%     5.1%      21.2%     34.2%    (43.4%)     2.9%     12.7%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $   760   $   207   $    --   $    --   $   --    $   393   $    36   $    --   $    --   $    --
            57        18        --        --       --         29         3        --        --        --
       $ 13.25   $ 11.62   $    --   $    --   $   --    $ 13.68   $ 11.27   $    --   $    --   $    --
         14.0%     16.2%        --        --       --      21.3%     12.7%        --        --        --
            --        --        --        --       --       0.4%      0.2%        --        --        --


       $ 2,651   $   758   $    --   $    --   $   --    $ 1,419   $   383   $    --   $    --   $    --
           203        65        --        --       --        103        34        --        --        --
       $ 13.07   $ 11.43   $    --   $    --   $   --    $ 13.73   $ 11.28   $    --   $    --   $    --
         14.3%     14.3%        --        --       --      21.7%     12.8%        --        --        --
            --        --        --        --       --       0.3%      0.3%        --        --        --


       $ 2,680   $   552   $    --   $    --   $   --    $ 1,004   $   191   $    --   $    --   $    --
           207        48        --        --       --         70        16        --        --        --
       $ 12.90   $ 11.32   $    --   $    --   $   --    $ 13.94   $ 11.49   $    --   $    --   $    --
         14.0%     13.2%        --        --       --      21.3%     14.9%        --        --        --
            --        --        --        --       --       0.3%      0.3%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                                    MID CAP GROWTH--
                                                     SERVICE CLASS
                                     ---------------------------------------------
                                       2010      2009      2008     2007     2006
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--       $--    $15,930  $30,018  $23,982
Units Outstanding..................      --        --      1,425    1,460    1,334
Variable Accumulation Unit Value...     $--       $--    $ 11.17  $ 20.52  $ 18.02
Total Return.......................      --        --     (45.6%)   13.9%     7.4%
Investment Income Ratio............      --        --         --       --       --

SERIES II POLICIES (b)
Net Assets.........................     $--       $--    $ 1,284  $ 1,922  $   947
Units Outstanding..................      --        --        164      133       75
Variable Accumulation Unit Value...     $--       $--    $  7.81  $ 14.37  $ 12.64
Total Return.......................      --        --     (45.6%)   13.7%     7.3%
Investment Income Ratio............      --        --         --       --       --

SERIES III POLICIES (c)
Net Assets.........................     $--       $--    $17,969  $39,208  $35,786
Units Outstanding..................      --        --      1,659    1,970    2,040
Variable Accumulation Unit Value...     $--       $--    $ 10.83  $ 19.93  $ 17.54
Total Return.......................      --        --     (45.7%)   13.7%     7.2%
Investment Income Ratio............      --        --         --       --       --

SERIES IV POLICIES (d)
Net Assets.........................     $--       $--    $20,479  $42,594  $37,892
Units Outstanding..................      --        --      1,878    2,123    2,150
Variable Accumulation Unit Value...     $--       $--    $ 10.92  $ 20.07  $ 17.63
Total Return.......................      --        --     (45.6%)   13.8%     7.4%
Investment Income Ratio............      --        --         --       --       --

SERIES V POLICIES (e)
Net Assets.........................     $--       $--    $   712  $ 1,637  $ 1,581
Units Outstanding..................      --        --         68       84       92
Variable Accumulation Unit Value...     $--       $--    $ 10.50  $ 19.38  $ 17.10
Total Return.......................      --        --     (45.8%)   13.4%     7.0%
Investment Income Ratio............      --        --         --       --       --

SERIES VI POLICIES (f)
Net Assets.........................     $--       $--    $15,365  $34,534  $27,243
Units Outstanding..................      --        --      1,405    1,710    1,531
Variable Accumulation Unit Value...     $--       $--    $ 10.96  $ 20.20  $ 17.80
Total Return.......................      --        --     (45.8%)   13.5%     7.1%
Investment Income Ratio............      --        --         --       --       --

SERIES VII POLICIES (g)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --

SERIES IX POLICIES (i)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                       MAINSTAY VP                                    MAINSTAY VP
                     MID CAP VALUE--                             MODERATE ALLOCATION--
                      SERVICE CLASS                                  SERVICE CLASS
      --------------------------------------------  -----------------------------------------------
        2010      2009     2008     2007     2006     2010      2009      2008      2007      2006
      ---------------------------------------------------------------------------------------------


         $--      $--    $17,173  $27,197  $24,729   $91,991   $73,039   $51,736   $54,540  $30,214
          --       --      1,701    1,788    1,582     7,937     7,000     6,063     4,704    2,780
         $--      $--    $ 10.10  $ 15.20  $ 15.64   $ 11.60   $ 10.42   $  8.53   $ 11.59  $ 10.83
          --       --     (33.6%)   (2.8%)   12.2%     11.2%     22.3%    (26.4%)     7.0%     8.3%
          --       --       1.4%     0.9%       --      2.0%      2.8%      0.2%      2.5%     1.8%


         $--      $--    $ 1,746  $ 2,489  $ 1,288   $13,866   $13,104   $ 9,021   $ 8,563  $ 2,332
          --       --        226      213      108     1,220     1,281     1,076       748      215
         $--      $--    $  7.71  $ 11.62  $ 11.97   $ 11.36   $ 10.23   $  8.38   $ 11.41  $ 10.68
          --       --     (33.7%)   (2.9%)   12.0%     11.1%     22.1%    (26.5%)     6.8%     6.8%
          --       --       1.4%     1.0%       --      1.9%      2.9%      0.2%      3.6%     1.7%


         $--      $--    $22,799  $42,801  $47,112   $64,377   $60,368   $36,709   $40,680  $21,672
          --       --      2,257    2,809    2,992     5,671     5,902     4,382     3,557    2,025
         $--      $--    $ 10.11  $ 15.24  $ 15.71   $ 11.35   $ 10.23   $  8.38   $ 11.41  $ 10.69
          --       --     (33.7%)   (3.0%)   12.0%     11.0%     22.0%    (26.6%)     6.7%     6.9%
          --       --       1.3%     0.8%       --      1.6%      2.9%      0.2%      2.7%     1.9%


         $--      $--    $28,558  $49,929  $48,022   $70,849   $66,986   $45,529   $44,835  $21,125
          --       --      2,839    3,289    3,074     6,166     6,477     5,375     3,890    1,962
         $--      $--    $ 10.07  $ 15.17  $ 15.61   $ 11.49   $ 10.34   $  8.46   $ 11.50  $ 10.76
          --       --     (33.6%)   (2.8%)   12.1%     11.2%     22.2%    (26.5%)     6.9%     7.6%
          --       --       1.3%     0.8%       --      2.0%      2.8%      0.3%      2.7%     2.0%


         $--      $--    $   999  $ 2,020  $ 2,264   $ 3,070   $ 3,611   $ 3,017   $ 4,096  $ 1,827
          --       --        102      136      148       268       355       362       359      171
         $--      $--    $  9.80  $ 14.83  $ 15.31   $ 11.25   $ 10.16   $  8.35   $ 11.40  $ 10.70
          --       --     (33.9%)   (3.2%)   11.7%     10.7%     21.7%    (26.8%)     6.5%     7.0%
          --       --       1.2%     0.8%       --      1.8%      2.6%      0.2%      2.8%     2.0%


         $--      $--    $16,808  $29,486  $30,700   $46,016   $39,844   $31,523   $31,222  $16,309
          --       --      1,703    1,974    1,988     4,082     3,916     3,775     2,742    1,526
         $--      $--    $  9.91  $ 14.96  $ 15.44   $ 11.27   $ 10.17   $  8.35   $ 11.38  $ 10.68
          --       --     (33.8%)   (3.1%)   11.8%     10.9%     21.8%    (26.7%)     6.6%     6.8%
          --       --       1.3%     0.8%       --      2.0%      2.7%      0.3%      2.6%     1.5%


         $--      $--    $    --  $    --  $    --   $ 2,032   $   608   $    --   $    --  $    --
          --       --         --       --       --       169        56        --        --       --
         $--      $--    $    --  $    --  $    --   $ 12.01   $ 10.82   $    --   $    --  $    --
          --       --         --       --       --     11.0%      8.2%        --        --       --
          --       --         --       --       --      2.2%      3.0%        --        --       --


         $--      $--    $    --  $    --  $    --   $ 8,589   $ 1,348   $    --   $    --  $    --
          --       --         --       --       --       719       126        --        --       --
         $--      $--    $    --  $    --  $    --   $ 11.95   $ 10.73   $    --   $    --  $    --
          --       --         --       --       --     11.3%      7.3%        --        --       --
          --       --         --       --       --      2.8%      3.9%        --        --       --


         $--      $--    $    --  $    --  $    --   $ 8,244   $ 1,015   $    --   $    --  $    --
          --       --         --       --       --       689        94        --        --       --
         $--      $--    $    --  $    --  $    --   $ 11.92   $ 10.74   $    --   $    --  $    --
          --       --         --       --       --     11.0%      7.4%        --        --       --
          --       --         --       --       --      2.9%      2.7%        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                             MODERATE GROWTH ALLOCATION--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $95,191  $76,703  $54,582  $66,815  $35,349
Units Outstanding..................    8,494    7,701    6,919    5,620    3,194
Variable Accumulation Unit Value...  $ 11.20  $  9.96  $  7.88  $ 11.87  $ 11.03
Total Return.......................    12.5%    26.3%   (33.6%)    7.6%    10.3%
Investment Income Ratio............     1.4%     2.8%     0.4%     2.0%     1.7%
SERIES II POLICIES (b)
Net Assets.........................  $ 4,843  $ 4,467  $ 5,217  $ 7,034  $ 3,820
Units Outstanding..................      444      455      677      593      353
Variable Accumulation Unit Value...  $ 10.92  $  9.72  $  7.71  $ 11.63  $ 10.82
Total Return.......................    12.3%    26.1%   (33.7%)    7.5%     8.2%
Investment Income Ratio............     1.4%     2.3%     0.4%     2.0%     4.3%
SERIES III POLICIES (c)
Net Assets.........................  $38,834  $36,778  $31,732  $43,548  $24,900
Units Outstanding..................    3,553    3,776    4,096    3,735    2,290
Variable Accumulation Unit Value...  $ 10.93  $  9.74  $  7.73  $ 11.66  $ 10.85
Total Return.......................    12.2%    26.1%   (33.7%)    7.4%     8.5%
Investment Income Ratio............     1.3%     2.7%     0.4%     2.0%     1.7%
SERIES IV POLICIES (d)
Net Assets.........................  $55,162  $53,176  $40,459  $42,215  $21,832
Units Outstanding..................    4,967    5,380    5,167    3,572    1,981
Variable Accumulation Unit Value...  $ 11.11  $  9.89  $  7.83  $ 11.80  $ 10.97
Total Return.......................    12.4%    26.3%   (33.6%)    7.6%     9.7%
Investment Income Ratio............     1.4%     2.7%     0.5%     2.1%     1.8%
SERIES V POLICIES (e)
Net Assets.........................  $ 1,282  $ 1,577  $ 1,796  $ 3,059  $ 1,782
Units Outstanding..................      120      166      238      267      167
Variable Accumulation Unit Value...  $ 10.64  $  9.51  $  7.56  $ 11.44  $ 10.67
Total Return.......................    12.0%    25.8%   (33.9%)    7.1%     6.7%
Investment Income Ratio............     1.2%     2.3%     0.4%     2.0%     1.7%
SERIES VI POLICIES (f)
Net Assets.........................  $34,705  $31,722  $25,889  $36,880  $15,902
Units Outstanding..................    3,195    3,272    3,360    3,163    1,411
Variable Accumulation Unit Value...  $ 10.86  $  9.69  $  7.70  $ 11.63  $ 10.85
Total Return.......................    12.1%    25.9%   (33.8%)    7.2%     8.5%
Investment Income Ratio............     1.4%     2.7%     0.4%     2.1%     1.8%
SERIES VII POLICIES (g)
Net Assets.........................  $   813  $   115  $    --  $    --  $    --
Units Outstanding..................       68       11       --       --       --
Variable Accumulation Unit Value...  $ 11.98  $ 10.68  $    --  $    --  $    --
Total Return.......................    12.2%     6.8%       --       --       --
Investment Income Ratio............     1.7%     5.3%       --       --       --
SERIES VIII POLICIES (h)
Net Assets.........................  $10,449  $ 1,746  $    --  $    --  $    --
Units Outstanding..................      858      154       --       --       --
Variable Accumulation Unit Value...  $ 12.17  $ 10.82  $    --  $    --  $    --
Total Return.......................    12.5%     8.2%       --       --       --
Investment Income Ratio............     1.9%     5.3%       --       --       --
SERIES IX POLICIES (i)
Net Assets.........................  $12,015  $   801  $    --  $    --  $    --
Units Outstanding..................      974       74       --       --       --
Variable Accumulation Unit Value...  $ 12.21  $ 10.89  $    --  $    --  $    --
Total Return.......................    12.2%     8.9%       --       --       --
Investment Income Ratio............     2.0%     2.2%       --       --       --


Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                      MAINSTAY VP
                       S&P 500 INDEX--                                 SMALL CAP GROWTH--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  -----------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $43,261   $38,321   $30,442   $49,749   $43,645     $--       $--     $ 8,555   $14,893  $14,783
         3,357     3,362     3,315     3,356     3,049      --        --       1,078     1,108    1,048
       $ 12.87   $ 11.40   $  9.18   $ 14.82   $ 14.32     $--       $--     $  7.93   $ 13.43  $ 14.10
         12.9%     24.2%    (38.0%)     3.5%     13.5%      --        --      (40.9%)    (4.8%)    4.6%
          1.6%      2.6%      2.0%      1.5%      0.4%      --        --          --        --       --


       $ 2,420   $ 2,513   $ 2,033   $ 3,402   $ 1,502     $--       $--     $   369   $   612  $   359
           227       265       266       275       126      --        --          60        58       33
       $ 10.68   $  9.48   $  7.65   $ 12.36   $ 11.96     $--       $--     $  6.17   $ 10.45  $ 10.99
         12.7%     24.0%    (38.1%)     3.3%     13.4%      --        --      (41.0%)    (4.9%)    4.4%
          1.5%      2.5%      1.9%      1.7%      0.5%      --        --          --        --       --


       $42,183   $41,820   $36,223   $65,496   $70,399     $--       $--     $ 8,928   $17,582  $20,801
         3,344     3,731     4,006     4,480     4,970      --        --       1,130     1,312    1,475
       $ 12.62   $ 11.21   $  9.04   $ 14.62   $ 14.16     $--       $--     $  7.91   $ 13.41  $ 14.11
         12.6%     23.9%    (38.2%)     3.3%     13.3%      --        --      (41.0%)    (5.0%)    4.4%
          1.6%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $48,426   $46,511   $38,535   $67,132   $64,145     $--       $--     $10,658   $20,001  $21,824
         3,776     4,094     4,209     4,544     4,488      --        --       1,374     1,522    1,579
       $ 12.82   $ 11.36   $  9.15   $ 14.78   $ 14.29     $--       $--     $  7.76   $ 13.15  $ 13.81
         12.8%     24.1%    (38.1%)     3.5%     13.5%      --        --      (40.9%)    (4.8%)    4.5%
          1.6%      2.6%      2.0%      1.4%      0.4%      --        --          --        --       --


       $ 2,323   $ 2,684   $ 2,322   $ 4,530   $ 4,013     $--       $--     $   315   $   639  $   835
           191       242       259       312       285      --        --          42        51       63
       $ 12.45   $ 11.08   $  8.96   $ 14.53   $ 14.10     $--       $--     $  7.42   $ 12.62  $ 13.31
         12.3%     23.6%    (38.3%)     3.0%     13.0%      --        --      (41.2%)    (5.2%)    4.1%
          1.5%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $30,258   $29,214   $25,355   $42,623   $40,283     $--       $--     $ 6,336   $11,585  $12,311
         2,415     2,622     2,819     2,922     2,848      --        --         816       877      884
       $ 12.53   $ 11.14   $  9.00   $ 14.58   $ 14.14     $--       $--     $  7.78   $ 13.21  $ 13.92
         12.5%     23.8%    (38.3%)     3.1%     13.2%      --        --      (41.1%)    (5.1%)    4.2%
          1.6%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $   458   $    68   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            38         6        --        --        --      --        --          --        --       --
       $ 12.16   $ 10.80   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.6%      8.0%        --        --        --      --        --          --        --       --
          2.4%      2.2%        --        --        --      --        --          --        --       --


       $ 1,016   $   201   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            80        18        --        --        --      --        --          --        --       --
       $ 12.73   $ 11.28   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.9%     12.8%        --        --        --      --        --          --        --       --
          2.0%      4.6%        --        --        --      --        --          --        --       --


       $   804   $   152   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            64        14        --        --        --      --        --          --        --       --
       $ 12.57   $ 11.17   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.6%     11.7%        --        --        --      --        --          --        --       --
          1.9%      5.0%        --        --        --      --        --          --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                     U.S. SMALL CAP--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,858  $17,091   $ 4,347   $ 8,014   $4,675
Units Outstanding..................     1,190    1,198       423       404      316
Variable Accumulation Unit Value...   $ 17.53  $ 14.25   $ 10.27   $ 19.79   $14.78
Total Return.......................     23.0%    38.7%    (48.1%)    33.9%    10.8%
Investment Income Ratio............        --       --        --        --       --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,159  $ 1,174   $   448   $ 1,216   $  151
Units Outstanding..................        81      101        53        74       12
Variable Accumulation Unit Value...   $ 14.35  $ 11.68   $  8.43   $ 16.27   $12.17
Total Return.......................     22.8%    38.5%    (48.2%)    33.7%    10.6%
Investment Income Ratio............        --       --        --        --       --

SERIES III POLICIES (c)
Net Assets.........................   $18,602  $16,733   $ 4,563   $10,746   $7,058
Units Outstanding..................     1,092    1,205       457       555      487
Variable Accumulation Unit Value...   $ 17.05  $ 13.89   $ 10.03   $ 19.36   $14.49
Total Return.......................     22.7%    38.4%    (48.2%)    33.6%    10.6%
Investment Income Ratio............        --       --        --        --       --

SERIES IV POLICIES (d)
Net Assets.........................   $22,715  $20,846   $ 5,660   $10,779   $6,753
Units Outstanding..................     1,303    1,472       553       542      458
Variable Accumulation Unit Value...   $ 17.45  $ 14.19   $ 10.24   $ 19.73   $14.74
Total Return.......................     22.9%    38.7%    (48.1%)    33.8%    10.7%
Investment Income Ratio............        --       --        --        --       --

SERIES V POLICIES (e)
Net Assets.........................   $   834  $   780   $   288   $   630   $  266
Units Outstanding..................        50       62        29        33       19
Variable Accumulation Unit Value...   $ 16.66  $ 13.61   $  9.85   $ 19.07   $14.31
Total Return.......................     22.4%    38.1%    (48.3%)    33.3%    10.3%
Investment Income Ratio............        --       --        --        --       --

SERIES VI POLICIES (f)
Net Assets.........................   $14,951  $12,946   $ 4,142   $ 8,745   $4,415
Units Outstanding..................       864      918       406       441      298
Variable Accumulation Unit Value...   $ 17.30  $ 14.12   $ 10.21   $ 19.74   $14.80
Total Return.......................     22.6%    38.2%    (48.3%)    33.4%    10.4%
Investment Income Ratio............        --       --        --        --       --

SERIES VII POLICIES (g)
Net Assets.........................   $   668  $    28   $    --   $    --   $   --
Units Outstanding..................        49        2        --        --       --
Variable Accumulation Unit Value...   $ 13.73  $ 11.19   $    --   $    --   $   --
Total Return.......................     22.7%    11.9%        --        --       --
Investment Income Ratio............        --       --        --        --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $   624  $   236   $    --   $    --   $   --
Units Outstanding..................        46       21        --        --       --
Variable Accumulation Unit Value...   $ 13.46  $ 10.94   $    --   $    --   $   --
Total Return.......................     23.0%     9.4%        --        --       --
Investment Income Ratio............        --       --        --        --       --

SERIES IX POLICIES (i)
Net Assets.........................   $   615  $   121   $    --   $    --   $   --
Units Outstanding..................        45       11        --        --       --
Variable Accumulation Unit Value...   $ 13.60  $ 11.08   $    --   $    --   $   --
Total Return.......................     22.7%    10.8%        --        --       --
Investment Income Ratio............        --       --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                     COLUMBIA SMALL CAP
                             ALGER SMALL                                                VALUE FUND,
                            CAP GROWTH--                                             VARIABLE SERIES--
                           CLASS S SHARES                                                 CLASS B
      --------------------------------------------------------    -------------------------------------------------------
        2010        2009        2008        2007        2006        2010        2009       2008        2007        2006
      -------------------------------------------------------------------------------------------------------------------


       $ 9,714     $ 8,566     $ 6,337     $12,944     $10,697     $14,958    $11,528     $10,005     $15,905     $16,552
           480         522         553         592         564       1,102      1,060       1,131       1,274       1,275
       $ 20.22     $ 16.42     $ 11.47     $ 21.83     $ 18.93     $ 13.59    $ 10.89     $  8.84     $ 12.48     $ 12.99
         23.2%       43.1%      (47.4%)      15.3%       18.1%       24.7%      23.3%      (29.2%)      (3.9%)      17.7%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%


       $   328     $   395     $   353     $   848     $   404     $ 1,627    $ 1,235     $ 1,102     $ 1,942     $ 1,030
            22          32          41          52          29         125        118         130         162          82
       $ 14.96     $ 12.16     $  8.51     $ 16.22     $ 14.09     $ 13.02    $ 10.46     $  8.50     $ 12.01     $ 12.52
         23.0%       42.9%      (47.5%)      15.1%       17.9%       24.5%      23.1%      (29.3%)      (4.1%)      17.5%
            --          --          --          --          --        1.0%       0.9%        0.5%        0.3%        0.4%



       $ 9,488     $ 8,904     $ 7,162     $16,110     $14,725     $ 9,096    $ 7,504     $ 6,345     $ 9,781     $11,725

           476         550         631         745         783         680        698         724         792         910

       $ 19.92     $ 16.20     $ 11.34     $ 21.63     $ 18.80     $ 13.37    $ 10.75     $  8.74     $ 12.35     $ 12.89
         23.0%       42.8%      (47.6%)      15.1%       17.8%       24.5%      23.0%      (29.3%)      (4.1%)      17.5%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $12,471     $11,714     $ 9,315     $21,172     $18,893     $12,931    $10,523     $ 8,719     $13,314     $11,379
           622         721         818         977       1,003         961        978         994       1,073         880
       $ 20.06     $ 16.29     $ 11.39     $ 21.69     $ 18.82     $ 13.46    $ 10.80     $  8.77     $ 12.38     $ 12.90
         23.1%       43.0%      (47.5%)      15.3%       18.0%       24.6%      23.2%      (29.2%)      (4.0%)      17.6%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $   254     $   269     $   201     $   538     $   630     $   901    $   718     $   486     $   782     $   727

            13          17          18          26          34          69         68          56          64          57

       $ 19.27     $ 15.71     $ 11.03     $ 21.09     $ 18.37     $ 13.12    $ 10.57     $  8.61     $ 12.21     $ 12.77
         22.7%       42.4%      (47.7%)      14.8%       17.5%       24.1%      22.7%      (29.5%)      (4.4%)      17.2%
            --          --          --          --          --        1.1%       0.9%        0.4%        0.3%        0.4%



       $ 7,513     $ 6,831     $ 5,443     $12,425     $10,975     $ 8,107    $ 5,919     $ 5,280     $ 8,043     $ 9,500
           381         426         483         578         587         613        556         610         656         741

       $ 19.71     $ 16.05     $ 11.26     $ 21.50     $ 18.71     $ 13.22    $ 10.64     $  8.66     $ 12.27     $ 12.81
         22.8%       42.6%      (47.6%)      14.9%       17.6%       24.3%      22.8%      (29.4%)      (4.3%)      17.3%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $    --     $    --     $    --     $    --     $    --     $   335    $    25     $    --     $    --     $    --
            --          --          --          --          --          26          2          --          --          --

       $    --     $    --     $    --     $    --     $    --     $ 13.14    $ 10.56     $    --     $    --     $    --
            --          --          --          --          --       24.4%       5.6%          --          --          --
            --          --          --          --          --        1.0%         --          --          --          --


       $    --     $    --     $    --     $    --     $    --     $   902    $    90     $    --     $    --     $    --
            --          --          --          --          --          63          8          --          --          --

       $    --     $    --     $    --     $    --     $    --     $ 14.02    $ 11.24     $    --     $    --     $    --
            --          --          --          --          --       24.8%      12.4%          --          --          --
            --          --          --          --          --        0.9%         --          --          --          --



       $    --     $    --     $    --     $    --     $    --     $   402    $    34     $    --     $    --     $    --

            --          --          --          --          --          30          3          --          --          --
       $    --     $    --     $    --     $    --     $    --     $ 13.18    $ 10.59     $    --     $    --     $    --

            --          --          --          --          --       24.4%       5.9%          --          --          --

            --          --          --          --          --        0.9%         --          --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        DREYFUS IP
                                                   TECHNOLOGY GROWTH--
                                                      SERVICE SHARES
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,559  $ 8,172   $ 4,282   $7,241    $5,802
Units Outstanding..................       733      661       538      525       476
Variable Accumulation Unit Value...   $ 15.76  $ 12.33   $  7.96   $13.74    $12.18
Total Return.......................     27.9%    54.9%    (42.1%)   12.8%      2.6%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,143  $   843   $   557   $  640    $  100
Units Outstanding..................        79       74        76       50         9
Variable Accumulation Unit Value...   $ 14.50  $ 11.36   $  7.35   $12.70    $11.27
Total Return.......................     27.7%    54.7%    (42.1%)   12.7%      2.4%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 9,599  $ 7,357   $ 3,833   $7,548    $6,936
Units Outstanding..................       623      609       490      558       578
Variable Accumulation Unit Value...   $ 15.42  $ 12.09   $  7.82   $13.52    $12.01
Total Return.......................     27.6%    54.6%    (42.2%)   12.6%      2.4%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $15,168  $11,941   $ 6,111   $9,539    $8,384
Units Outstanding..................       972      979       775      700       694
Variable Accumulation Unit Value...   $ 15.60  $ 12.21   $  7.88   $13.61    $12.07
Total Return.......................     27.8%    54.8%    (42.1%)   12.8%      2.5%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $   593  $   528   $   279   $  264    $  280
Units Outstanding..................        39       45        36       20        24
Variable Accumulation Unit Value...   $ 15.11  $ 11.87   $  7.70   $13.35    $11.88
Total Return.......................     27.3%    54.2%    (42.3%)   12.3%      2.1%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 7,034  $ 5,857   $ 2,392   $4,328    $3,503
Units Outstanding..................       462      490       309      323       294
Variable Accumulation Unit Value...   $ 15.23  $ 11.96   $  7.75   $13.42    $11.93
Total Return.......................     27.4%    54.3%    (42.3%)   12.5%      2.2%
Investment Income Ratio............        --     0.1%        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   435  $    86   $    --   $   --    $   --
Units Outstanding..................        30        8        --       --        --
Variable Accumulation Unit Value...   $ 13.89  $ 10.89   $    --   $   --    $   --
Total Return.......................     27.5%     8.9%        --       --        --
Investment Income Ratio............        --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 1,220  $   392   $    --   $   --    $   --
Units Outstanding..................        79       31        --       --        --
Variable Accumulation Unit Value...   $ 15.12  $ 11.82   $    --   $   --    $   --
Total Return.......................     27.9%    18.2%        --       --        --
Investment Income Ratio............        --       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 1,422  $   224   $    --   $   --    $   --
Units Outstanding..................        96       19        --       --        --
Variable Accumulation Unit Value...   $ 14.89  $ 11.68   $    --   $   --    $   --
Total Return.......................     27.5%    16.8%        --       --        --
Investment Income Ratio............        --       --        --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         FIDELITY(R) VIP                                           FIDELITY(R) VIP
                         CONTRAFUND(R)--                                           EQUITY-INCOME--
                         SERVICE CLASS 2                                           SERVICE CLASS 2
      -----------------------------------------------------    -------------------------------------------------------
        2010        2009       2008       2007        2006       2010        2009       2008        2007        2006
      ----------------------------------------------------------------------------------------------------------------


       $66,565    $55,590    $39,717    $ 63,639    $45,285     $27,866    $24,622     $19,141     $33,726     $28,156
         3,939      3,793      3,621       3,275      2,697       2,189      2,193       2,184       2,168       1,806
       $ 16.89    $ 14.65    $ 10.97    $  19.41    $ 16.78     $ 12.72    $ 11.23     $  8.77     $ 15.54     $ 15.57
         15.3%      33.6%     (43.5%)      15.7%       9.9%       13.3%      28.1%      (43.6%)      (0.1%)      18.3%
          1.1%       1.2%       0.8%        0.8%       1.0%        1.6%       2.2%        2.4%        1.7%        3.0%


       $ 6,339    $ 6,450    $ 4,866    $  7,894    $ 3,332     $ 2,749    $ 3,128     $ 2,475     $ 5,347     $ 2,651
           492        574        576         520        258         271        350         354         423         213
       $ 12.94    $ 11.24    $  8.43    $  14.93    $ 12.93     $ 10.13    $  8.95     $  7.00     $ 12.43     $ 12.47
         15.1%      33.4%     (43.6%)      15.5%       9.7%       13.2%      27.9%      (43.7%)      (0.3%)      18.1%
          1.0%       1.2%       0.8%        1.0%       1.2%        1.5%       2.1%        2.0%        2.0%        3.4%


       $57,078    $55,501    $43,827    $ 78,566    $65,402     $25,965    $26,444     $22,204     $45,913     $41,670
         3,456      3,868      4,074       4,113      3,955       2,098      2,416       2,588       3,015       2,724
       $ 16.51    $ 14.35    $ 10.76    $  19.08    $ 16.53     $ 12.38    $ 10.95     $  8.56     $ 15.22     $ 15.27
         15.1%      33.3%     (43.6%)      15.4%       9.7%       13.1%      27.8%      (43.7%)      (0.3%)      18.0%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.5%       2.1%        2.2%        1.7%        3.0%


       $91,712    $87,848    $69,299    $118,355    $87,036     $33,889    $34,287     $28,642     $51,193     $44,641
         5,391      5,941      6,250       6,028      5,137       2,686      3,076       3,290       3,308       2,883
       $ 17.02    $ 14.77    $ 11.06    $  19.58    $ 16.94     $ 12.62    $ 11.15     $  8.71     $ 15.45     $ 15.48
         15.2%      33.5%     (43.5%)      15.6%       9.8%       13.3%      28.0%      (43.6%)      (0.2%)      18.2%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.6%       2.1%        2.4%        1.7%        3.0%


       $ 4,940    $ 5,351    $ 4,582    $  8,135    $ 6,012     $ 1,549    $ 2,068     $ 1,872     $ 4,705     $ 5,222
           311        382        435         434        370         126        189         218         308         340
       $ 16.07    $ 14.00    $ 10.53    $  18.71    $ 16.25     $ 12.35    $ 10.94     $  8.58     $ 15.29     $ 15.38
         14.8%      33.0%     (43.7%)      15.2%       9.4%       12.8%      27.5%      (43.9%)      (0.6%)      17.7%
          1.0%       1.1%       0.8%        0.8%       1.0%        1.4%       2.0%        2.0%        1.6%        3.1%


       $53,729    $52,338    $40,548    $ 70,070    $53,528     $22,778    $22,320     $18,960     $36,726     $32,980
         3,316      3,711      3,831       3,719      3,277       1,848      2,044       2,217       2,414       2,155
       $ 16.21    $ 14.10    $ 10.59    $  18.81    $ 16.32     $ 12.32    $ 10.91     $  8.55     $ 15.22     $ 15.29
         14.9%      33.1%     (43.7%)      15.3%       9.5%       12.9%      27.6%      (43.8%)      (0.5%)      17.8%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.6%       2.1%        2.2%        1.7%        3.1%


       $ 1,932    $   283    $    --    $     --    $    --     $   265    $    97     $    --     $    --     $    --
           148         24         --          --         --          19          9          --          --          --
       $ 13.01    $ 11.31    $    --    $     --    $    --     $ 12.50    $ 11.06     $    --     $    --     $    --
         15.0%      13.1%         --          --         --       13.0%      10.6%          --          --          --
          1.6%       2.9%         --          --         --        2.3%       8.0%          --          --          --


       $ 4,822    $ 1,095    $    --    $     --    $    --     $ 1,052    $   423     $    --     $    --     $    --
           370         95         --          --         --          87         40          --          --          --
       $ 13.01    $ 11.28    $    --    $     --    $    --     $ 12.03    $ 10.61     $    --     $    --     $    --
         15.4%      12.8%         --          --         --       13.4%       6.1%          --          --          --
          1.4%       5.2%         --          --         --        2.1%      10.2%          --          --          --


       $ 3,274    $   577    $    --    $     --    $    --     $ 1,359    $   310     $    --     $    --     $    --
           254         50         --          --         --         109         28          --          --          --
       $ 12.87    $ 11.19    $    --    $     --    $    --     $ 12.35    $ 10.92     $    --     $    --     $    --
         15.0%      11.9%         --          --         --       13.0%       9.2%          --          --          --
          1.6%       4.4%         --          --         --        2.2%       9.0%          --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      FIDELITY(R) VIP
                                                         MID CAP--
                                                      SERVICE CLASS 2
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $67,432   $51,010   $38,384   $72,917   $68,477
Units Outstanding..................     3,189     3,057     3,172     3,593     3,833
Variable Accumulation Unit Value...   $ 21.14   $ 16.68   $ 12.10   $ 20.32   $ 17.87
Total Return.......................     26.8%     37.8%    (40.4%)    13.7%     10.8%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,053   $ 3,429   $ 2,286   $ 3,433   $ 1,615
Units Outstanding..................       216       230       211       188       101
Variable Accumulation Unit Value...   $ 18.88   $ 14.91   $ 10.84   $ 18.22   $ 16.05
Total Return.......................     26.6%     37.6%    (40.5%)    13.6%     10.7%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.4%      0.1%

SERIES III POLICIES (c)
Net Assets.........................   $40,449   $32,851   $25,689   $49,973   $46,256
Units Outstanding..................     1,947     2,000     2,150     2,493     2,613
Variable Accumulation Unit Value...   $ 20.78   $ 16.42   $ 11.94   $ 20.09   $ 17.70
Total Return.......................     26.5%     37.5%    (40.6%)    13.5%     10.6%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $50,952   $42,513   $32,704   $54,914   $43,212
Units Outstanding..................     2,389     2,524     2,670     2,671     2,390
Variable Accumulation Unit Value...   $ 21.34   $ 16.84   $ 12.23   $ 20.54   $ 18.07
Total Return.......................     26.7%     37.7%    (40.5%)    13.7%     10.8%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,452   $ 2,144   $ 1,508   $ 2,554   $ 2,664
Units Outstanding..................       125       138       133       134       158
Variable Accumulation Unit Value...   $ 19.57   $ 15.51   $ 11.30   $ 19.07   $ 16.84
Total Return.......................     26.2%     37.2%    (40.7%)    13.2%     10.3%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $30,024   $25,276   $20,530   $34,658   $29,234
Units Outstanding..................     1,434     1,526     1,704     1,707     1,630
Variable Accumulation Unit Value...   $ 20.92   $ 16.56   $ 12.06   $ 20.32   $ 17.93
Total Return.......................     26.3%     37.3%    (40.7%)    13.3%     10.4%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,973   $   202   $    --   $    --   $    --
Units Outstanding..................       135        16        --        --        --
Variable Accumulation Unit Value...   $ 14.45   $ 11.43   $    --   $    --   $    --
Total Return.......................     26.5%     14.3%        --        --        --
Investment Income Ratio............      0.2%      1.7%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 4,556   $   749   $    --   $    --   $    --
Units Outstanding..................       316        66        --        --        --
Variable Accumulation Unit Value...   $ 14.25   $ 11.23   $    --   $    --   $    --
Total Return.......................     26.8%     12.3%        --        --        --
Investment Income Ratio............      0.2%      1.8%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 3,224   $   440   $    --   $    --   $    --
Units Outstanding..................       227        39        --        --        --
Variable Accumulation Unit Value...   $ 14.09   $ 11.14   $    --   $    --   $    --
Total Return.......................     26.5%     11.4%        --        --        --
Investment Income Ratio............      0.2%      1.6%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                            JANUS ASPEN                                          JANUS ASPEN WORLDWIDE
                        BALANCED PORTFOLIO--                                           PORTFOLIO--
                           SERVICE SHARES                                            SERVICE SHARES
      -------------------------------------------------------    ------------------------------------------------------
        2010       2009        2008        2007        2006        2010       2009       2008        2007        2006
      -----------------------------------------------------------------------------------------------------------------



      $32,172     $26,614     $19,904    $ 22,049    $ 18,394     $9,028     $7,430     $ 4,973     $ 8,450     $6,855
        2,084       1,837       1,704       1,561       1,416        693        649         589         545        476
      $ 15.43     $ 14.47     $ 11.69    $  14.12    $  12.98     $13.03     $11.44     $  8.44     $ 15.51     $14.38
         6.6%       23.8%      (17.2%)       8.8%        8.9%      13.9%      35.5%      (45.6%)       7.8%      16.3%
         2.6%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.1%        0.6%       1.7%


      $ 4,335     $ 4,053     $ 3,114    $  2,486    $    995     $  853     $  799     $   513     $   871     $  176
          311         310         295         193          84         78         83          72          67         15
      $ 13.93     $ 13.08     $ 10.58    $  12.80    $  11.79     $10.90     $ 9.59     $  7.08     $ 13.04     $12.11
         6.5%       23.7%      (17.4%)       8.6%        8.7%      13.7%      35.3%      (45.7%)       7.7%      16.1%
         2.6%        2.8%        2.7%        2.7%        2.1%       0.5%       1.3%        1.1%        0.8%       1.8%


      $31,847     $30,494     $25,671    $ 32,202    $ 29,255     $7,549     $7,166     $ 5,106     $10,031     $8,971
        2,083       2,122       2,208       2,287       2,256        592        638         613         669        632
      $ 15.29     $ 14.37     $ 11.62    $  14.07    $  12.97     $12.76     $11.22     $  8.30     $ 15.28     $14.20
         6.4%       23.6%      (17.4%)       8.5%        8.7%      13.7%      35.2%      (45.7%)       7.6%      16.1%
         2.6%        2.8%        2.4%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.6%


      $41,513     $40,440     $33,375    $ 37,642    $ 31,424     $9,644     $9,118     $ 6,487     $11,313     $9,858
        2,701       2,803       2,864       2,668       2,425        748        806         773         734        691
      $ 15.37     $ 14.42     $ 11.65    $  14.09    $  12.96     $12.89     $11.32     $  8.36     $ 15.37     $14.26
         6.6%       23.8%      (17.3%)       8.7%        8.8%      13.9%      35.4%      (45.6%)       7.8%      16.2%
         2.5%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.7%


      $ 2,633     $ 3,316     $ 2,927    $  3,807    $  2,958     $  408     $  383     $   250     $   480     $  576
          176         236         257         275         231         33         35          31          32         41
      $ 14.93     $ 14.06     $ 11.41    $  13.84    $  12.79     $12.39     $10.92     $  8.10     $ 14.95     $13.92
         6.1%       23.3%      (17.6%)       8.3%        8.4%      13.4%      34.9%      (45.8%)       7.4%      15.8%
         2.4%        2.8%        2.4%        2.4%        2.0%       0.5%       1.3%        1.0%        0.5%       1.7%


      $24,312     $23,029     $18,410    $ 20,698    $ 18,200     $5,340     $5,088     $ 3,831     $ 6,671     $5,130
        1,617       1,627       1,606       1,488       1,418        431        466         468         448        370
      $ 15.04     $ 14.15     $ 11.47    $  13.91    $  12.83     $12.39     $10.92     $  8.09     $ 14.91     $13.87
         6.2%       23.4%      (17.5%)       8.4%        8.5%      13.5%      35.0%      (45.8%)       7.5%      15.9%
         2.5%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.7%


      $ 1,089     $   162     $    --    $     --    $     --     $  323     $   65     $    --     $    --     $   --
           94          15          --          --          --         27          6          --          --         --
      $ 11.54     $ 10.85     $    --    $     --    $     --     $12.11     $10.66     $    --     $    --     $   --
         6.4%        8.5%          --          --          --      13.6%       6.6%          --          --         --
         3.5%        5.0%          --          --          --       0.6%       3.4%          --          --         --


      $ 4,935     $   950     $    --    $     --    $     --     $  603     $  170     $    --     $    --     $   --
          424          87          --          --          --         48         14          --          --         --
      $ 11.58     $ 10.86     $    --    $     --    $     --     $12.55     $11.01     $    --     $    --     $   --
         6.7%        8.6%          --          --          --      14.0%      10.1%          --          --         --
         3.2%        5.6%          --          --          --       0.5%       1.8%          --          --         --


      $ 5,368     $   449     $    --    $     --    $     --     $  550     $  127     $    --     $    --     $   --
          465          42          --          --          --         45         12          --          --         --
      $ 11.50     $ 10.82     $    --    $     --    $     --     $12.23     $10.76     $    --     $    --     $   --
         6.4%        8.2%          --          --          --      13.6%       7.6%          --          --         --
         3.4%        5.6%          --          --          --       0.6%       3.5%          --          --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                    MFS(R) INVESTORS
                                                     TRUST SERIES--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $1,813   $1,581   $ 1,240   $1,576    $1,400
Units Outstanding..................      133      127       124      104       100
Variable Accumulation Unit Value...   $13.60   $12.44   $  9.97   $15.14    $13.96
Total Return.......................     9.3%    24.8%    (34.2%)    8.5%     11.1%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES II POLICIES (b)
Net Assets.........................   $   96   $  118   $   115   $   94    $   72
Units Outstanding..................        8       11        14        7         6
Variable Accumulation Unit Value...   $11.53   $10.56   $  8.47   $12.89    $11.90
Total Return.......................     9.2%    24.6%    (34.3%)    8.3%     11.0%
Investment Income Ratio............     1.0%     1.3%      0.4%     0.5%      0.1%

SERIES III POLICIES (c)
Net Assets.........................   $1,986   $2,069   $ 1,517   $2,159    $1,715
Units Outstanding..................      147      167       153      143       123
Variable Accumulation Unit Value...   $13.50   $12.37   $  9.93   $15.12    $13.97
Total Return.......................     9.1%    24.5%    (34.3%)    8.2%     10.9%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $2,346   $2,205   $ 1,724   $2,583    $2,086
Units Outstanding..................      171      176       172      168       148
Variable Accumulation Unit Value...   $13.69   $12.52   $ 10.04   $15.26    $14.08
Total Return.......................     9.3%    24.7%    (34.2%)    8.4%     11.1%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES V POLICIES (e)
Net Assets.........................   $   81   $   79   $   135   $  156    $  143
Units Outstanding..................        6        7        14       10        10
Variable Accumulation Unit Value...   $13.25   $12.17   $  9.79   $14.95    $13.85
Total Return.......................     8.8%    24.2%    (34.5%)    8.0%     10.6%
Investment Income Ratio............     1.0%     1.9%      0.4%     0.7%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $1,205   $1,151   $   894   $1,458    $1,367
Units Outstanding..................       91       94        91       97        99
Variable Accumulation Unit Value...   $13.29   $12.19   $  9.81   $14.95    $13.83
Total Return.......................     9.0%    24.4%    (34.4%)    8.1%     10.7%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $10.34   $10.00   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   71   $   38   $    --   $   --    $   --
Units Outstanding..................        6        4        --       --        --
Variable Accumulation Unit Value...   $11.93   $10.91   $    --   $   --    $   --
Total Return.......................     9.4%     9.1%        --       --        --
Investment Income Ratio............     0.9%       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   30   $    1   $    --   $   --    $   --
Units Outstanding..................        3       --        --       --        --
Variable Accumulation Unit Value...   $10.81   $ 9.91   $    --   $   --    $   --
Total Return.......................     9.1%    (0.9%)       --       --        --
Investment Income Ratio............     0.6%       --        --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           MFS(R)                                            MFS(R)
                      RESEARCH SERIES--                                UTILITIES SERIES--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $2,224    $1,919    $ 1,431   $2,305    $1,886   $129,257  $117,441   $94,366  $170,943  $113,299
          150       147        141      143       130      5,551     5,653     5,947     6,591     5,493
       $14.84    $13.01    $ 10.14   $16.13    $14.48   $  23.28  $  20.80   $ 15.88  $  25.89  $  20.58
        14.0%     28.4%     (37.1%)   11.4%      8.7%      11.9%     31.0%    (38.7%)    25.8%     29.1%
         0.7%      1.1%       0.3%     0.5%      0.3%       3.0%      4.6%      1.3%      0.8%      1.8%


       $   98    $  100    $    90   $  168    $   45   $ 10,529  $ 10,910   $ 8,589  $ 15,026  $  4,987
            8        10         11       13         4        510       589       606       645       271
       $11.90    $10.45    $  8.15   $12.99    $11.68   $  20.71  $  18.53   $ 14.17  $  23.13  $  18.42
        13.9%     28.2%     (37.2%)   11.2%      8.5%      11.8%     30.8%    (38.8%)    25.6%     28.9%
         0.7%      1.4%       0.3%     0.3%      0.3%       3.1%      4.5%      1.3%      0.6%      1.6%


       $2,026    $2,130    $ 1,810   $2,844    $2,282   $ 77,660  $ 79,800   $66,723  $124,909  $ 77,235
          139       167        182      178       160      3,211     3,686     4,026     4,601     3,582
       $14.53    $12.77    $  9.96   $15.88    $14.29   $  24.20  $  21.66   $ 16.57  $  27.07  $  21.56
        13.8%     28.1%     (37.3%)   11.1%      8.4%      11.7%     30.8%    (38.8%)    25.5%     28.9%
         0.7%      1.2%       0.3%     0.5%      0.3%       3.1%      4.6%      1.3%      0.7%      1.8%


       $2,235    $2,301    $ 1,774   $2,931    $2,602   $ 87,555  $ 83,066   $64,814  $110,284  $ 63,579
          155       182        178      186       184      3,569     3,783     3,866     4,026     2,919
       $14.43    $12.66    $  9.86   $15.70    $14.11   $  24.56  $  21.95   $ 16.76  $  27.34  $  21.75
        14.0%     28.3%     (37.2%)   11.3%      8.6%      11.9%     31.0%    (38.7%)    25.7%     29.1%
         0.7%      1.1%       0.3%     0.5%      0.3%       3.0%      4.6%      1.3%      0.7%      1.8%


       $  144    $  134    $   107   $  135    $  107   $  4,608  $  5,451   $ 4,837  $  8,806  $  4,821
           10        11         11        9         7        195       253       293       326       223
       $14.42    $12.70    $  9.94   $15.88    $14.32   $  23.97  $  21.51   $ 16.49  $  27.01  $  21.57
        13.5%     27.8%     (37.4%)   10.9%      8.2%      11.4%     30.4%    (39.0%)    25.2%     28.6%
         0.7%      1.1%       0.2%     0.5%      0.2%       3.2%      4.6%      1.3%      0.7%      1.5%


       $1,475    $1,417    $ 1,355   $2,223    $1,914   $ 68,860  $ 69,678   $60,416  $103,710  $ 58,633
          101       110        135      139       132      2,882     3,250     3,679     3,855     2,730
       $14.62    $12.87    $ 10.06   $16.06    $14.47   $  23.91  $  21.43   $ 16.42  $  26.86  $  21.43
        13.6%     27.9%     (37.4%)   11.0%      8.3%      11.5%     30.6%    (38.9%)    25.3%     28.7%
         0.8%      1.3%       0.3%     0.5%      0.3%       3.0%      4.7%      1.3%      0.7%      1.7%


       $    7    $    2    $    --   $   --    $   --   $  2,514  $    526   $    --  $     --  $     --
            1        --         --       --        --        202        47        --        --        --
       $12.23    $10.75    $    --   $   --    $   --   $  12.45  $  11.15   $    --  $     --  $     --
        13.8%      7.5%         --       --        --      11.7%     11.5%        --        --        --
         0.8%        --         --       --        --       2.3%        --        --        --        --


       $   86    $   33    $    --   $   --    $   --   $  5,942  $  1,090   $    --  $     --  $     --
            7         3         --       --        --        467        91        --        --        --
       $12.63    $11.07    $    --   $   --    $   --   $  12.68  $  11.33   $    --  $     --  $     --
        14.1%     10.7%         --       --        --      12.0%     13.3%        --        --        --
         0.6%        --         --       --        --       2.2%        --        --        --        --


       $   22    $    1    $    --   $   --    $   --   $  5,238  $    975   $    --  $     --  $     --
            2        --         --       --        --        418        83        --        --        --
       $12.73    $11.19    $    --   $   --    $   --   $  12.50  $  11.20   $    --  $     --  $     --
        13.8%     11.9%         --       --        --      11.7%     12.0%        --        --        --
         0.2%        --         --       --        --       2.5%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   NEUBERGER BERMAN AMT
                                                MID-CAP GROWTH PORTFOLIO--
                                                          CLASS S
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $8,843    $6,345    $ 5,562   $9,826    $5,496
Units Outstanding..................      508       463        525      514       349
Variable Accumulation Unit Value...   $17.40    $13.70    $ 10.58   $18.99    $15.76
Total Return.......................    27.0%     29.5%     (44.3%)   20.5%     12.9%
Investment Income Ratio............       --        --         --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $  455    $  415    $   345   $  777    $   83
Units Outstanding..................       31        36         38       47         6
Variable Accumulation Unit Value...   $14.74    $11.63    $  8.99   $16.17    $13.44
Total Return.......................    26.8%     29.3%     (44.4%)   20.3%     12.7%
Investment Income Ratio............       --        --         --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $6,544    $4,630    $ 4,013   $8,100    $4,128
Units Outstanding..................      379       340        381      427       262
Variable Accumulation Unit Value...   $17.26    $13.63    $ 10.54   $18.96    $15.77
Total Return.......................    26.7%     29.3%     (44.4%)   20.3%     12.6%
Investment Income Ratio............       --        --         --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $7,736    $6,409    $ 5,319   $8,821    $5,184
Units Outstanding..................      431       452        486      447       317
Variable Accumulation Unit Value...   $17.98    $14.17    $ 10.95   $19.67    $16.33
Total Return.......................    26.9%     29.5%     (44.3%)   20.4%     12.8%
Investment Income Ratio............       --        --         --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $  466    $  365    $   488   $  548    $  335
Units Outstanding..................       27        27         46       29        21
Variable Accumulation Unit Value...   $17.19    $13.60    $ 10.55   $19.02    $15.86
Total Return.......................    26.4%     28.9%     (44.6%)   20.0%     12.4%
Investment Income Ratio............       --        --         --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $5,699    $4,266    $ 3,685   $7,017    $3,184
Units Outstanding..................      329       312        348      367       200
Variable Accumulation Unit Value...   $17.32    $13.69    $ 10.60   $19.11    $15.91
Total Return.......................    26.5%     29.1%     (44.5%)   20.1%     12.5%
Investment Income Ratio............       --        --         --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   77    $   17    $    --   $   --    $   --
Units Outstanding..................        6         2         --       --        --
Variable Accumulation Unit Value...   $13.97    $11.03    $    --   $   --    $   --
Total Return.......................    26.6%     10.3%         --       --        --
Investment Income Ratio............       --        --         --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $  437    $   93    $    --   $   --    $   --
Units Outstanding..................       29         8         --       --        --
Variable Accumulation Unit Value...   $14.89    $11.72    $    --   $   --    $   --
Total Return.......................    27.0%     17.2%         --       --        --
Investment Income Ratio............       --        --         --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $  654    $  152    $    --   $   --    $   --
Units Outstanding..................       46        14         --       --        --
Variable Accumulation Unit Value...   $14.22    $11.23    $    --   $   --    $   --
Total Return.......................    26.6%     12.3%         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






          PIMCO REAL                            T. ROWE PRICE
      RETURN PORTFOLIO--                        EQUITY INCOME
         ADVISOR CLASS                          PORTFOLIO--II
      ------------------    ----------------------------------------------------
             2010             2010        2009       2008       2007       2006
      ---------------------------------------------------------------------------------



            $9,161           $31,452    $27,089    $21,806    $34,245    $28,873
               888             2,326      2,267      2,256      2,224      1,906
            $10.30           $ 13.51    $ 11.94    $  9.67    $ 15.39    $ 15.15
              3.0%             13.1%      23.5%     (37.2%)      1.6%      17.0%
              1.1%              1.7%       1.7%       2.2%       1.5%       1.4%


            $1,257           $ 3,052    $ 3,121    $ 2,843    $ 4,607    $ 2,250
               124               279        323        362        368        183
            $10.29           $ 10.93    $  9.67    $  7.84    $ 12.50    $ 12.32
              2.9%             13.0%      23.3%     (37.2%)      1.4%      16.8%
              1.1%              1.6%       1.7%       2.2%       1.6%       1.5%


            $5,078           $30,483    $29,592    $26,044    $47,651    $49,082
               494             2,295      2,518      2,730      3,138      3,267
            $10.28           $ 13.28    $ 11.76    $  9.54    $ 15.21    $ 15.00
              2.8%             12.9%      23.3%     (37.3%)      1.4%      16.8%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $9,685           $50,751    $47,933    $42,899    $75,255    $65,052
               941             3,760      4,016      4,437      4,884      4,290
            $10.29           $ 13.50    $ 11.94    $  9.67    $ 15.39    $ 15.16
              2.9%             13.1%      23.4%     (37.2%)      1.5%      16.9%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $   --           $ 3,140    $ 3,793    $ 3,720    $ 7,212    $ 6,702
                --               241        328        396        479        451
            $   --           $ 13.01    $ 11.55    $  9.40    $ 15.02    $ 14.85
                --             12.6%      23.0%     (37.4%)      1.1%      16.5%
                --              1.6%       1.7%       2.1%       1.5%       1.4%


            $6,156           $32,716    $31,722    $27,582    $49,094    $42,586
               600             2,490      2,718      2,914      3,245      2,850
            $10.27           $ 13.14    $ 11.65    $  9.47    $ 15.12    $ 14.93
              2.7%             12.8%      23.1%     (37.4%)      1.2%      16.6%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $2,172           $   655    $   116    $    --    $    --    $    --
               210                49         10         --         --         --
            $10.28           $ 12.50    $ 11.08    $    --    $    --    $    --
              2.8%             12.9%      10.8%         --         --         --
              1.1%              1.9%       2.2%         --         --         --


            $2,707           $ 2,418    $   286    $    --    $    --    $    --
               259               195         26         --         --         --
            $10.30           $ 12.31    $ 10.88    $    --    $    --    $    --
              3.0%             13.2%       8.8%         --         --         --
              1.1%              2.0%       2.2%         --         --         --


            $3,238           $ 1,796    $   264    $    --    $    --    $    --
               315               143         24         --         --         --
            $10.28           $ 12.38    $ 10.97    $    --    $    --    $    --
              2.8%             12.9%       9.7%         --         --         --
              1.1%              1.9%       2.4%         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                       UIF EMERGING
                                                      MARKETS EQUITY
                                                   PORTFOLIO--CLASS II
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $35,319  $27,625   $14,097   $28,552   $15,653
Units Outstanding..................     1,024      939       803       691       526
Variable Accumulation Unit Value...   $ 34.49  $ 29.40   $ 17.53   $ 41.09   $ 29.67
Total Return.......................     17.3%    67.8%    (57.3%)    38.5%     35.3%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES II POLICIES (b)
Net Assets.........................   $ 3,281  $ 3,418   $ 1,783   $ 3,758   $   882
Units Outstanding..................       152      185       161       141        46
Variable Accumulation Unit Value...   $ 21.93  $ 18.73   $ 11.18   $ 26.25   $ 18.98
Total Return.......................     17.1%    67.5%    (57.4%)    38.3%     35.0%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES III POLICIES (c)
Net Assets.........................   $32,079  $28,342   $15,977   $37,274   $23,362
Units Outstanding..................       980    1,016       958       950       820
Variable Accumulation Unit Value...   $ 32.75  $ 27.97   $ 16.71   $ 39.25   $ 28.40
Total Return.......................     17.1%    67.4%    (57.4%)    38.2%     35.0%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES IV POLICIES (d)
Net Assets.........................   $40,693  $36,128   $19,790   $46,863   $27,320
Units Outstanding..................     1,190    1,238     1,137     1,145       924
Variable Accumulation Unit Value...   $ 34.22  $ 29.19   $ 17.41   $ 40.83   $ 29.49
Total Return.......................     17.2%    67.7%    (57.4%)    38.4%     35.2%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,927  $ 1,592   $   785   $ 1,635   $   949
Units Outstanding..................        73       77        60        53        42
Variable Accumulation Unit Value...   $ 25.73  $ 22.04   $ 13.20   $ 31.08   $ 22.54
Total Return.......................     16.8%    67.0%    (57.5%)    37.9%     34.6%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES VI POLICIES (f)
Net Assets.........................   $27,479  $26,659   $14,671   $34,141   $22,375
Units Outstanding..................       845      958       879       870       786
Variable Accumulation Unit Value...   $ 32.52  $ 27.83   $ 16.65   $ 39.16   $ 28.37
Total Return.......................     16.9%    67.2%    (57.5%)    38.0%     34.8%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,100  $   261   $    --   $    --   $    --
Units Outstanding..................        78       22        --        --        --
Variable Accumulation Unit Value...   $ 14.09  $ 12.05   $    --   $    --   $    --
Total Return.......................     17.0%    20.5%        --        --        --
Investment Income Ratio............      0.5%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,403  $   720   $    --   $    --   $    --
Units Outstanding..................       253       61        --        --        --
Variable Accumulation Unit Value...   $ 13.34  $ 11.36   $    --   $    --   $    --
Total Return.......................     17.4%    13.6%        --        --        --
Investment Income Ratio............      0.6%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 2,502  $   454   $    --   $    --   $    --
Units Outstanding..................       187       39        --        --        --
Variable Accumulation Unit Value...   $ 13.41  $ 11.46   $    --   $    --   $    --
Total Return.......................     17.0%    14.6%        --        --        --
Investment Income Ratio............      0.6%       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                            VICTORY VIF
                        DIVERSIFIED STOCK--
                          CLASS A SHARES
      ------------------------------------------------------
        2010       2009       2008        2007        2006
      ------------------------------------------------------


       $6,171     $6,156     $ 5,067     $7,960      $7,789
          497        550         567        545         578
       $12.40     $11.20     $  8.94     $14.59      $13.45
        10.8%      25.3%      (38.7%)      8.4%       12.1%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $1,116     $1,033     $   608     $  743      $  407
          102        104          77         57          34
       $10.94     $ 9.89     $  7.91     $12.93      $11.94
        10.6%      25.1%      (38.8%)      8.3%       11.9%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $3,052     $3,165     $ 2,858     $4,571      $3,751
          252        288         324        319         283
       $12.13     $10.97     $  8.77     $14.35      $13.26
        10.6%      25.0%      (38.9%)      8.2%       11.9%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $7,944     $7,074     $ 5,571     $7,803      $6,514
          660        651         642        550         498
       $12.04     $10.87     $  8.68     $14.18      $13.08
        10.7%      25.2%      (38.8%)      8.4%       12.0%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $  488     $  630     $   537     $  617      $  605
           42         59          63         44          47
       $11.70     $10.61     $  8.51     $13.95      $12.92
        10.3%      24.7%      (39.0%)      7.9%       11.6%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $2,085     $2,629     $ 2,559     $3,864      $3,798
          173        242         294        270         288
       $12.01     $10.88     $  8.71     $14.27      $13.21
        10.4%      24.9%      (38.9%)      8.0%       11.7%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $   89     $    8     $    --     $   --      $   --
            8          1          --         --          --
       $11.32     $10.24     $    --     $   --      $   --
        10.5%       2.4%          --         --          --
         0.9%       0.9%          --         --          --


       $  344     $   49     $    --     $   --      $   --
           29          5          --         --          --
       $11.97     $10.80     $    --     $   --      $   --
        10.8%       8.0%          --         --          --
         0.8%       1.0%          --         --          --


       $  153     $   19     $    --     $   --      $   --
           13          2          --         --          --
       $12.17     $11.02     $    --     $   --      $   --
        10.5%      10.2%          --         --          --
         1.0%       1.1%          --         --          --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers
PricewaterhouseCoopers LLP
New York, New York
February 18, 2011